UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Semiannual Report

February 28, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.81%
Actual		$ 1,000.00	$ 1,030.10	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.79%
Actual		$ 1,000.00	$ 1,029.20	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,025.60	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,025.60	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,030.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,030.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	4.7	5.0
1 - 1.99%	5.4	1.5
2 - 2.99%	6.4	4.0
3 - 3.99%	29.3	24.8
4 - 4.99%	27.8	25.4
5 - 5.99%	12.2	11.4
6 - 6.99%	4.3	4.2
7% and above	1.5	1.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	5.4	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.5	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Mortgage Securities 86.4%	Mortgage Securities 95.1%
CMOs and Other Mortgage Related Securities 17.6%	CMOs and Other Mortgage Related Securities 15.5%
Asset-Backed Securities 7.7%	Asset-Backed Securities 2.9%
Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†

* Foreign investments	2.3%	** Foreign investments	4.0%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.6%
1.825% 9/1/36 (e)	$ 93	$ 95
2.272% 1/1/35 (e)	268	282
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	43	45
2.332% 3/1/35 (e)	38	40
2.337% 9/1/36 (e)	143	152
2.344% 5/1/36 (e)	235	246
2.389% 3/1/36 (e)	191	205
2.421% 10/1/33 (e)	53	56
2.452% 8/1/35 (e)	354	376
2.486% 11/1/36 (e)	55	59
2.5% 1/1/28 to 1/1/29	40,716	41,001
2.5% 3/1/29 (c)	6,100	6,130
2.5% 10/1/36 (e)	172	183
2.5% 3/1/44 (c)	1,300	1,209
2.503% 4/1/36 (e)	158	168
2.516% 7/1/35 (e)	66	70
2.588% 5/1/36 (e)	58	62
2.655% 9/1/37 (e)	29	31
2.733% 6/1/36 (e)	562	596
2.965% 8/1/41 (e)	798	838
3% 4/1/27 to 8/1/43	97,935	95,442
3% 3/1/44 (c)	7,200	6,993
3% 3/1/44 (c)	6,000	5,827
3% 3/1/44 (c)	6,900	6,701
3.165% 3/1/42 (e)	4,371	4,579
3.374% 9/1/41 (e)	200	211
3.49% 3/1/40 (e)	356	374
3.5% 1/1/26 to 10/1/43	26,729	27,252
3.5% 3/1/44 (c)	13,600	13,785
3.5% 3/1/44 (c)	6,900	6,994
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	4,200	4,257
4% 11/1/26 to 6/1/43	48,016	50,468
4% 3/1/44 (c)	19,200	20,121
4% 3/1/44 (c)	19,300	20,226
4% 3/1/44 (c)	15,100	15,824
4% 3/1/44 (c)	7,200	7,545
4% 3/1/44 (c)	6,800	7,126
4.5% 5/1/25 to 10/1/41	31,854	34,285
4.5% 3/1/44 (c)	500	537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 3/1/39	$ 6,327	$ 6,927
5.5% 2/1/18 to 6/1/36	3,310	3,662
5.565% 8/1/46 (e)	45	48
6.268% 4/1/37 (e)	159	165
6.5% 9/1/14 to 5/1/38	2,884	3,208
7% 12/1/15 to 5/1/30	1,460	1,676
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	775	909
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	140	160
9% 10/1/30	209	258
9.5% 7/1/16 to 8/1/22	20	23
12.5% 8/1/15 to 3/1/16	4	4
12.75% 2/1/15	1	1
		416,762
Freddie Mac - 21.8%
1.82% 3/1/35 (c) (e)	134	137
2.05% 6/1/37 (e)	31	33
2.095% 8/1/37 (e)	93	98
2.121% 5/1/37 (e)	75	78
2.14% 11/1/35 (e)	308	327
2.287% 3/1/36 (e)	473	499
2.356% 5/1/34 (e)	10	10
2.385% 6/1/37 (e)	28	30
2.415% 6/1/37 (e)	315	335
2.418% 4/1/37 (e)	104	110
2.451% 6/1/37 (e)	589	625
2.492% 4/1/35 (e)	11	12
2.5% 8/1/28	6,836	6,881
2.595% 4/1/37 (e)	9	9
2.711% 6/1/33 (e)	906	964
2.795% 7/1/36 (e)	136	145
2.825% 12/1/36 (e)	418	445
2.905% 10/1/36 (e)	18	19
3% 11/1/42 to 2/1/44	26,995	26,198
3.064% 10/1/35 (e)	58	62
3.082% 9/1/41 (e)	942	989
3.5% 1/1/26 to 10/1/43	54,356	55,072
4% 9/1/41 to 5/1/42	20,612	21,584
4% 3/1/44 (c)	4,500	4,704
4.5% 7/1/25 to 10/1/41	15,644	16,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 3/1/44 (c)	$ 600	$ 643
5% 7/1/33 to 9/1/40 (d)	18,923	20,760
5.5% 10/1/17 to 10/1/39	17,775	19,638
6% 4/1/14 to 6/1/39	4,093	4,525
6.5% 12/1/14 to 9/1/39	6,434	7,188
7% 6/1/21 to 9/1/36	2,006	2,318
7.5% 7/1/14 to 7/1/34	2,814	3,294
8% 11/1/16 to 1/1/37	38	44
8.5% 6/1/16 to 9/1/20	7	7
9% 9/1/16 to 5/1/21	47	52
10% 1/1/16 to 12/1/18	4	4
12.5% 12/1/14	0*	0*
13% 6/1/15	1	1
		194,649
Ginnie Mae - 23.9%
3% 8/20/42 to 9/20/42	6,059	6,019
3.5% 3/15/42 to 2/20/44	26,046	26,858
3.5% 3/1/44 (c)	22,800	23,473
4% 7/20/33 to 10/15/42	16,022	17,020
4% 3/1/44 (c)	14,300	15,162
4% 3/1/44 (c)	5,300	5,620
4.497% 1/20/62 (i)	784	860
4.5% 8/15/33 to 3/20/41	47,572	51,773
4.564% 11/20/61 (i)	910	996
4.751% 12/20/60 (i)	13,549	14,725
4.814% 1/20/61 (i)	312	341
5% 9/20/33 to 6/20/41	31,208	34,469
5% 3/1/44 (c)	800	879
5.5% 10/15/33 to 9/15/39	3,989	4,478
6% 8/15/32 to 6/15/36	7,595	8,740
6.5% 10/15/34 to 7/15/36	263	303
7% 2/15/24 to 4/20/32	1,100	1,294
7.5% 12/15/16 to 4/15/32	473	554
8% 6/15/21 to 12/15/25	239	282
8.5% 12/15/16 to 10/15/28	227	270
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	5
		214,122
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $816,356)		825,533
Asset-Backed Securities - 7.7%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 648	$ 650
Series 2013-2 Class A, 1.32% 2/15/17 (b)	1,887	1,892
Series 2014-1 Class A, 1.14% 3/12/18 (b)	4,671	4,672
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3555% 8/25/35 (e)	1,354	1,346
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	157	157
Series 2013-2A Class A, 1.75% 11/15/17 (b)	8,430	8,435
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,488	5,691
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (b)	3,384	3,400
Series 2013-D Class A, 1.54% 7/16/18 (b)	4,733	4,746
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (b)	3,106	3,111
Series 2013-2A, Class A, 1.49% 11/15/17 (b)	7,843	7,868
Series 2014-1A Class A, 1.29% 5/15/18 (b)	3,000	3,000
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	82	6
Series 2004-AR2 Class B1, 3.0055% 8/25/34 (e)	568	12
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.24% 1/17/45 (b)	4,371	4,357
1.2865% 9/15/44 (b)	5,000	5,000
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,496	2,558
Series 2007-CH4 Class A3, 0.2655% 2/25/32 (e)	4,700	4,545
Ocala Funding LLC Series 2006-1A Class A, 1.554% 3/20/11 (a)(b)(e)	2,100	0
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (b)	1,140	1,141
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.5855% 5/25/35 (e)	1,995	1,847
Series 2007-BC3 Class 2A1, 0.2155% 5/25/47 (e)	4,094	4,065
TOTAL ASSET-BACKED SECURITIES (Cost $71,184)		68,499
Collateralized Mortgage Obligations - 11.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 40	$ 40
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (b)	552	539
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,078	1,086
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5155% 11/26/35 (b)(e)	5,500	4,988
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (b)(e)	266	266
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (b)(e)	871	903
CSMC floater Series 2011-1R Class A1, 1.1585% 2/27/47 (b)(e)	838	837
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (b)	2,549	2,587
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (e)	562	565
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.414% 12/20/54 (e)	2,283	2,261
Series 2006-1A Class A5, 0.294% 12/20/54 (b)(e)	1,990	1,969
Series 2006-4 Class A4, 0.254% 12/20/54 (e)	1,785	1,765
Series 2007-1:
Class 2A1, 0.294% 12/20/54 (e)	2,267	2,243
Class 3A1, 0.354% 12/20/54 (e)	2,014	1,994
Series 2007-2:
Class 2A1, 0.2345% 12/17/54 (e)	2,442	2,415
Class 3A1, 0.3345% 12/17/54 (e)	1,477	1,462
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (e)	264	263
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (e)	714	711
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (e)	3,864	3,839
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (e)	2,372	2,358
JPMorgan REREMIC Trust floater Series 2009-5 Class 2A1, 1.8691% 1/26/37 (b)(e)	794	791
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (e)	386	295
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	2,475	2,565
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (e)	1,869	1,695
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (b)	$ 5,865	$ 5,703
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (e)	232	232
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (e)	464	441
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	513	514
Series 2003-MS5 Class 1A1, 5% 3/25/18	634	653
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4938% 9/25/33 (e)	1,421	1,447
Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (e)	315	232
Series 2006-AR10 Class 3A1, 2.6313% 7/25/36 (e)	1,900	1,905
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,828	1,886
Class 1A8, 5.5% 7/25/37	2,461	2,521
TOTAL PRIVATE SPONSOR		53,971
U.S. Government Agency - 5.8%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9445% 12/25/33 (e)(g)(h)	510	107
Series 2007-57 Class FA, 0.3855% 6/25/37 (e)	2,249	2,246
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	3,226	3,570
Series 1999-17 Class PG, 6% 4/25/29	1,055	1,159
Series 1999-32 Class PL, 6% 7/25/29	881	971
Series 1999-33 Class PK, 6% 7/25/29	511	564
Series 2001-52 Class YZ, 6.5% 10/25/31	58	65
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,228
Series 2005-73 Class SA, 17.1457% 8/25/35 (e)(h)	220	266
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 2011-35 Class PA, 4% 2/25/39	955	998
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	962	1,058
Series 2001-31 Class ZC, 6.5% 7/25/31	427	487
Series 2002-16 Class ZD, 6.5% 4/25/32	151	171
Series 2002-74 Class SV, 7.3945% 11/25/32 (e)(g)	323	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-79 Class Z, 5.5% 11/25/22	$ 500	$ 551
Series 1993-165 Class SH, 19.36% 9/25/23 (e)(h)	50	65
Series 2003-21 Class SK, 7.9445% 3/25/33 (e)(g)(h)	170	43
Series 2003-35 Class TQ, 7.3445% 5/25/18 (e)(g)(h)	108	11
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	18	0*
Series 2003-42 Class SJ, 6.8945% 11/25/22 (e)(g)(h)	26	0*
Series 2007-57 Class SA, 39.687% 6/25/37 (e)(h)	673	1,264
Series 2007-66:
Class FB, 0.5555% 7/25/37 (e)	1,179	1,185
Class SB, 38.667% 7/25/37 (e)(h)	217	408
Series 2008-12 Class SG, 6.1945% 3/25/38 (e)(g)(h)	1,241	175
Series 2009-114 Class AI, 5% 12/25/23 (g)	618	41
Series 2009-16 Class SA, 6.0945% 3/25/24 (e)(g)(h)	641	44
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	401	29
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	175	15
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	258	22
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,157	90
Series 2010-135 Class LS, 5.8945% 12/25/40 (e)(g)(h)	1,078	191
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,327	225
Series 2010-23:
Class AI, 5% 12/25/18 (g)	511	37
Class HI, 4.5% 10/25/18 (g)	330	24
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,064	74
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	546	54
Series 2011-67 Class AI, 4% 7/25/26 (g)	364	42
Series 2011-83 Class DI, 6% 9/25/26 (g)	587	92
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	337	25
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	282	57
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	195	34
Class 13, 6% 3/1/34 (g)	255	47
Series 359 Class 19, 6% 7/1/35 (g)	203	34
Series 384 Class 6, 5% 7/25/37 (g)	705	116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 1,084	$ 1,198
Series 2104 Class PG, 6% 12/15/28	327	360
Series 2121 Class MG, 6% 2/15/29	460	506
Series 2154 Class PT, 6% 5/15/29	735	809
Series 2162 Class PH, 6% 6/15/29	118	130
Series 2520 Class BE, 6% 11/15/32	569	626
Series 2585 Class KS, 7.4455% 3/15/23 (e)(g)(h)	64	10
Series 2590 Class YR, 5.5% 9/15/32 (g)	5	0*
Series 2802 Class OB, 6% 5/15/34	3,005	3,351
Series 2810 Class PD, 6% 6/15/33	252	255
Series 3002 Class NE, 5% 7/15/35	680	746
Series 3189 Class PD, 6% 7/15/36	610	704
Series 3415 Class PC, 5% 12/15/37	312	336
Series 3786 Class HI, 4% 3/15/38 (g)	1,208	197
Series 3806 Class UP, 4.5% 2/15/41	1,860	2,001
Series 3832 Class PE, 5% 3/15/41	960	1,036
Series 70 Class C, 9% 9/15/20	21	23
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	158	174
Series 2135 Class JE, 6% 3/15/29	552	607
Series 2274 Class ZM, 6.5% 1/15/31	234	265
Series 2281 Class ZB, 6% 3/15/30	215	236
Series 2357 Class ZB, 6.5% 9/15/31	477	540
Series 2502 Class ZC, 6% 9/15/32	556	615
Series 3097 Class IA, 5.5% 3/15/33 (g)	187	4
Series 1658 Class GZ, 7% 1/15/24	678	761
Series 2013-4281 Class AI, 4% 12/15/28	3,338	416
Series 2380 Class SY, 8.0455% 11/15/31 (e)(g)(h)	1,804	400
Series 2587 Class IM, 6.5% 3/15/33 (g)	302	66
Series 2844:
Class SC, 45.7958% 8/15/24 (e)(h)	24	45
Class SD, 84.4415% 8/15/24 (e)(h)	35	90
Series 2947 Class XZ, 6% 3/15/35	749	824
Series 3055 Class CS, 6.4355% 10/15/35 (e)(g)	397	65
Series 3244 Class SG, 6.5055% 11/15/36 (e)(g)(h)	660	120
Series 3274 Class SM, 6.2755% 2/15/37 (e)(g)	491	71
Series 3284 Class CI, 5.9655% 3/15/37 (e)(g)	1,581	256
Series 3287 Class SD, 6.5955% 3/15/37 (e)(g)(h)	1,007	212
Series 3297 Class BI, 6.6055% 4/15/37 (e)(g)(h)	1,455	276
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3336 Class LI, 6.4255% 6/15/37 (e)(g)	$ 796	$ 114
Series 3772 Class BI, 4.5% 10/15/18 (g)	696	48
Series 3949 Class MK, 4.5% 10/15/34	599	645
Series 4181 Class LA, 3% 3/15/37	1,471	1,509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	441	503
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5355% 6/16/37 (e)(g)(h)	349	61
Series 2010-H17 Class FA, 0.4885% 7/20/60 (e)(i)	364	359
Series 2010-H18 Class AF, 0.4683% 9/20/60 (e)(i)	400	395
Series 2010-H19 Class FG, 0.4683% 8/20/60 (e)(i)	513	506
Series 2011-H05 Class FA, 0.6683% 12/20/60 (e)(i)	1,307	1,302
Series 2011-H13 Class FA, 0.6683% 4/20/61 (e)(i)	209	208
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (e)(i)	1,526	1,520
Class FC, 0.6683% 5/20/61 (e)(i)	1,437	1,431
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	738	146
sequential payer:
Series 2002-24 Class SK, 7.7955% 4/16/32 (e)(g)(h)	1,572	379
Series 2002-42 Class ZA, 6% 6/20/32	607	674
Series 2004-24 Class ZM, 5% 4/20/34	996	1,125
Series 1999-34 Class SC, 8.4455% 9/16/19 (e)(g)(h)	612	58
Series 1999-40 Class SE, 8.7955% 11/16/29 (e)(g)(h)	858	87
Series 2000-8 Class SA, 8.2955% 1/16/30 (e)(g)(h)	745	74
Series 2001-3 Class S, 7.9455% 2/16/31 (e)(g)	364	78
Series 2001-36:
Class SB, 0% 12/16/23 (e)(g)(h)	1,025	196
Class SP, 8.5955% 9/16/26 (e)(g)	761	139
Series 2001-38 Class SB, 7.4255% 8/16/31 (e)(g)(h)	580	121
Series 2001-41 Class SG, 8.5955% 9/16/31 (e)(g)	391	66
Series 2001-46 Class SB, 7.9955% 5/16/23 (e)(g)	529	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4455% 12/16/25 (e)(g)(h)	$ 1,344	$ 238
Class SL, 7.4455% 5/16/30 (e)(g)(h)	1,517	301
Class SV, 8.0955% 12/16/28 (e)(g)(h)	1,212	128
Series 2001-50:
Class SD, 8.046% 11/20/31 (e)(g)(h)	861	196
Class ST, 7.5455% 8/16/27 (e)(g)(h)	359	76
Series 2002-5 Class SP, 7.2955% 1/16/32 (e)(g)(h)	611	119
Series 2004-32 Class GS, 6.3455% 5/16/34 (e)(g)(h)	555	106
Series 2004-73 Class AL, 7.0455% 8/17/34 (e)(g)(h)	197	38
Series 2008-60 Class SH, 5.9955% 7/16/38 (e)(g)(h)	478	79
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,166	582
Series 2012-76 Class GS, 6.5455% 6/16/42 (e)(g)(h)	1,144	197
Series 2012-97 Class JS, 6.0955% 8/16/42 (e)(g)(h)	3,895	635
TOTAL U.S. GOVERNMENT AGENCY		51,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,707)		105,958
Commercial Mortgage Securities - 5.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (e)(g)	1,245	33
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,219	2,440
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4655% 7/25/37 (b)(e)	52	33
Class M2, 0.4955% 7/25/37 (b)(e)	54	31
Class M3, 0.5255% 7/25/37 (b)(e)	88	39
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (b)(e)(g)	3,392	46
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,560
Series K034 Class A2, 3.531% 7/25/23	4,650	4,804
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0065% 11/8/29 (b)(e)	5,000	4,988
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (b)(e)	909	910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,397	1,528
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,495	4,902
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (e)	4,140	4,617
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,832	3,186
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (b)(e)	1,210	1,202
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	194
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (b)(e)	964	965
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	747	817
Series 2007-C33 Class A4, 5.9216% 2/15/51 (e)	1,470	1,622
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,824	1,994
Series 2007-C31A Class A2, 5.421% 4/15/47	371	371
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,560)		51,836
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,573)	14,316	1,534
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $36,557)	$ 36,557	$ 36,557
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $1,079,937)		1,089,917
NET OTHER ASSETS (LIABILITIES) - (21.9)%		(195,476)
NET ASSETS - 100%		$ 894,441
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/44	$ (9,500)	(9,629)
3.5% 3/1/44	(9,500)	(9,629)
3.5% 3/1/44	(14,400)	(14,595)
4% 3/1/44	(400)	(419)
4% 3/1/44	(10,100)	(10,584)
4% 3/1/44	(1,200)	(1,258)
4% 3/1/44	(5,300)	(5,554)
5% 3/1/44	(3,000)	(3,286)
5% 3/1/44	(200)	(219)
TOTAL FANNIE MAE		(55,173)
Ginnie Mae
4% 3/1/44	(200)	(213)
TOTAL TBA SALE COMMITMENTS (Proceeds $55,130)		$ (55,386)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 17,867	3-month LIBOR	0.75%	$ (12)	$ 0	$ (12)
CME	Jun. 2019	16,372	3-month LIBOR	2%	(73)	0	(73)
CME	Jun. 2024	6,564	3-month LIBOR	3%	(71)	0	(71)
CME	Jun. 2044	1,844	3-month LIBOR	3.75%	(2)	0	(2)
TOTAL INTEREST RATE SWAPS					$ (158)	$ 0	$ (158)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,272,000 or 8.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $675,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,557,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 1,238
Citibank NA	7,141
Credit Agricole CIB New York Branch	12,028
ING Financial Markets LLC	1,503
Mizuho Securities USA, Inc.	8,935
Morgan Stanley & Co., Inc.	1,052
Wells Fargo Securities LLC	4,660
$ 36,557
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 20	$ -	$ 1,534	0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 825,533	$ -	$ 825,533	$ -
Asset-Backed Securities	68,499	-	68,499	-
Collateralized Mortgage Obligations	105,958	-	105,958	-
Commercial Mortgage Securities	51,836	-	51,836	-
Fixed-Income Funds	1,534	1,534	-	-
Cash Equivalents	36,557	-	36,557	-
Total Investments in Securities:	$ 1,089,917	$ 1,534	$ 1,088,383	$ -
Derivative Instruments:
Liabilities
Swaps	$ (158)	$ -	$ (158)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (55,386)	$ -	$ (55,386)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (158)
Total Value of Derivatives	$ -	$ (158)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,557) - See accompanying schedule: Unaffiliated issuers (cost $1,078,364)	$ 1,088,383
Fidelity Central Funds (cost $1,573)	1,534
Total Investments (cost $1,079,937)		$ 1,089,917
Cash		89
Receivable for investments sold, regular delivery		33,016
Receivable for TBA sale commitments		55,130
Receivable for fund shares sold		161
Interest receivable		3,087
Receivable for daily variation margin for derivative instruments		38
Other receivables		116
Total assets		1,181,554

Liabilities
Payable for investments purchased Regular delivery	$ 37,403
Delayed delivery	192,810
TBA sale commitments, at value	55,386
Payable for fund shares redeemed	896
Distributions payable	128
Accrued management fee	232
Distribution and service plan fees payable	30
Other affiliated payables	112
Other payables and accrued expenses	116
Total liabilities		287,113

Net Assets		$ 894,441
Net Assets consist of:
Paid in capital		$ 976,259
Distributions in excess of net investment income		(5,920)
Accumulated undistributed net realized gain (loss) on investments		(85,464)
Net unrealized appreciation (depreciation) on investments		9,566
Net Assets		$ 894,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,839 ÷ 4,217.7 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T: Net Asset Value and redemption price per share ($23,430 ÷ 2,105.6 shares)	$ 11.13

Maximum offering price per share (100/96.00 of $11.13)	$ 11.59
Class B: Net Asset Value and offering price per share ($1,907 ÷ 171.8 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($16,812 ÷ 1,516.2 shares)A	$ 11.09

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($767,794 ÷ 68,969.3 shares)	$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,659 ÷ 3,394.7 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 13,104
Income from Fidelity Central Funds		20
Total income		13,124

Expenses
Management fee	$ 1,411
Transfer agent fees	505
Distribution and service plan fees	184
Fund wide operations fee	170
Independent trustees' compensation	2
Miscellaneous	2
Total expenses before reductions	2,274
Expense reductions	(3)	2,271
Net investment income (loss)		10,853
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,057
Swaps	(118)
Total net realized gain (loss)		939
Change in net unrealized appreciation (depreciation) on: Investment securities	16,103
Swaps	(562)
Delayed delivery commitments	(57)
Total change in net unrealized appreciation (depreciation)		15,484
Net gain (loss)		16,423
Net increase (decrease) in net assets resulting from operations		$ 27,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,853	$ 19,215
Net realized gain (loss)	939	(9,621)
Change in net unrealized appreciation (depreciation)	15,484	(31,592)
Net increase (decrease) in net assets resulting from operations	27,276	(21,998)
Distributions to shareholders from net investment income	(10,095)	(18,567)
Share transactions - net increase (decrease)	(29,324)	(27,928)
Total increase (decrease) in net assets	(12,143)	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,920 and distributions in excess of net investment income of $6,678, respectively)	$ 894,441	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.116	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	.211	(.457)	.206	.235	.602	.283
Total from investment operations	.327	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.107)	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 11.11	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	3.01%	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	2.12% A	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) E	.117	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	.201	(.458)	.216	.235	.602	.282
Total from investment operations	.318	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.108)	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return B, C, D	2.92%	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	2.13% A	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.077	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	.202	(.457)	.207	.235	.602	.283
Total from investment operations	.279	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.069)	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 11.10	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	2.56%	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.42% A	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.076	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	.202	(.457)	.217	.226	.603	.284
Total from investment operations	.278	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.068)	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return B, C, D	2.56%	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	1.40% A	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) D	.135	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	.201	(.458)	.206	.234	.601	.292
Total from investment operations	.336	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.126)	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return B, C	3.09%	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.47% A	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 768	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) D	.131	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	.202	(.456)	.207	.235	.603	.284
Total from investment operations	.333	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.123)	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return B, C	3.07%	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	2.41% A	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,388
Gross unrealized depreciation	(9,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,977

Tax cost	$ 1,079,940

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (118)	$ (562)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,356 and $41,597, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 2
Class T	-%	.25%	31	0*
Class B	.65%	.25%	9	7
Class C	.75%	.25%	84	14
			$ 184	$ 23

* Amount represents four hundred twenty four dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	2
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 48.20
Class T	23.19
Class B	3.25
Class C	14.16
Fidelity Mortgage Securities Fund	387.10
Institutional Class	30.17
	$ 505

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 466	$ 831
Class T	238	507
Class B	13	23
Class C	104	140
Fidelity Mortgage Securities Fund	8,862	16,536
Institutional Class	412	530
Total	$ 10,095	$ 18,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	270	961	$ 2,978	$ 10,873
Reinvestment of distributions	37	63	409	705
Shares redeemed	(685)	(1,701)	(7,540)	(19,103)
Net increase (decrease)	(378)	(677)	$ (4,153)	$ (7,525)
Class T
Shares sold	97	1,654	$ 1,073	$ 18,801
Reinvestment of distributions	20	42	225	468
Shares redeemed	(363)	(2,113)	(4,017)	(23,856)
Net increase (decrease)	(246)	(417)	$ (2,719)	$ (4,587)
Class B
Shares sold	-*	3	$ 1	$ 24
Reinvestment of distributions	1	1	7	13
Shares redeemed	(40)	(116)	(436)	(1,302)
Net increase (decrease)	(39)	(112)	$ (428)	$ (1,265)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class C
Shares sold	154	603	$ 1,699	$ 6,797
Reinvestment of distributions	7	9	75	100
Shares redeemed	(203)	(663)	(2,230)	(7,427)
Net increase (decrease)	(42)	(51)	$ (456)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	5,718	36,930	$ 63,100	$ 419,717
Reinvestment of distributions	740	1,357	8,202	15,278
Shares redeemed	(8,688)	(41,798)	(95,824)	(472,036)
Net increase (decrease)	(2,230)	(3,511)	$ (24,522)	$ (37,041)
Institutional Class
Shares sold	378	3,414	$ 4,146	$ 38,557
Reinvestment of distributions	36	45	402	503
Shares redeemed	(145)	(1,422)	(1,594)	(16,040)
Net increase (decrease)	269	2,037	$ 2,954	$ 23,020

* Amount represents less than 1,000 shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOR-USAN-0414
1.784900.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.81%
Actual		$ 1,000.00	$ 1,030.10	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.79%
Actual		$ 1,000.00	$ 1,029.20	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,025.60	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,025.60	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,030.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,030.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	4.7	5.0
1 - 1.99%	5.4	1.5
2 - 2.99%	6.4	4.0
3 - 3.99%	29.3	24.8
4 - 4.99%	27.8	25.4
5 - 5.99%	12.2	11.4
6 - 6.99%	4.3	4.2
7% and above	1.5	1.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	5.4	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.5	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Mortgage Securities 86.4%	Mortgage Securities 95.1%
CMOs and Other Mortgage Related Securities 17.6%	CMOs and Other Mortgage Related Securities 15.5%
Asset-Backed Securities 7.7%	Asset-Backed Securities 2.9%
Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†

* Foreign investments	2.3%	** Foreign investments	4.0%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.6%
1.825% 9/1/36 (e)	$ 93	$ 95
2.272% 1/1/35 (e)	268	282
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	43	45
2.332% 3/1/35 (e)	38	40
2.337% 9/1/36 (e)	143	152
2.344% 5/1/36 (e)	235	246
2.389% 3/1/36 (e)	191	205
2.421% 10/1/33 (e)	53	56
2.452% 8/1/35 (e)	354	376
2.486% 11/1/36 (e)	55	59
2.5% 1/1/28 to 1/1/29	40,716	41,001
2.5% 3/1/29 (c)	6,100	6,130
2.5% 10/1/36 (e)	172	183
2.5% 3/1/44 (c)	1,300	1,209
2.503% 4/1/36 (e)	158	168
2.516% 7/1/35 (e)	66	70
2.588% 5/1/36 (e)	58	62
2.655% 9/1/37 (e)	29	31
2.733% 6/1/36 (e)	562	596
2.965% 8/1/41 (e)	798	838
3% 4/1/27 to 8/1/43	97,935	95,442
3% 3/1/44 (c)	7,200	6,993
3% 3/1/44 (c)	6,000	5,827
3% 3/1/44 (c)	6,900	6,701
3.165% 3/1/42 (e)	4,371	4,579
3.374% 9/1/41 (e)	200	211
3.49% 3/1/40 (e)	356	374
3.5% 1/1/26 to 10/1/43	26,729	27,252
3.5% 3/1/44 (c)	13,600	13,785
3.5% 3/1/44 (c)	6,900	6,994
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	4,200	4,257
4% 11/1/26 to 6/1/43	48,016	50,468
4% 3/1/44 (c)	19,200	20,121
4% 3/1/44 (c)	19,300	20,226
4% 3/1/44 (c)	15,100	15,824
4% 3/1/44 (c)	7,200	7,545
4% 3/1/44 (c)	6,800	7,126
4.5% 5/1/25 to 10/1/41	31,854	34,285
4.5% 3/1/44 (c)	500	537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 3/1/39	$ 6,327	$ 6,927
5.5% 2/1/18 to 6/1/36	3,310	3,662
5.565% 8/1/46 (e)	45	48
6.268% 4/1/37 (e)	159	165
6.5% 9/1/14 to 5/1/38	2,884	3,208
7% 12/1/15 to 5/1/30	1,460	1,676
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	775	909
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	140	160
9% 10/1/30	209	258
9.5% 7/1/16 to 8/1/22	20	23
12.5% 8/1/15 to 3/1/16	4	4
12.75% 2/1/15	1	1
		416,762
Freddie Mac - 21.8%
1.82% 3/1/35 (c) (e)	134	137
2.05% 6/1/37 (e)	31	33
2.095% 8/1/37 (e)	93	98
2.121% 5/1/37 (e)	75	78
2.14% 11/1/35 (e)	308	327
2.287% 3/1/36 (e)	473	499
2.356% 5/1/34 (e)	10	10
2.385% 6/1/37 (e)	28	30
2.415% 6/1/37 (e)	315	335
2.418% 4/1/37 (e)	104	110
2.451% 6/1/37 (e)	589	625
2.492% 4/1/35 (e)	11	12
2.5% 8/1/28	6,836	6,881
2.595% 4/1/37 (e)	9	9
2.711% 6/1/33 (e)	906	964
2.795% 7/1/36 (e)	136	145
2.825% 12/1/36 (e)	418	445
2.905% 10/1/36 (e)	18	19
3% 11/1/42 to 2/1/44	26,995	26,198
3.064% 10/1/35 (e)	58	62
3.082% 9/1/41 (e)	942	989
3.5% 1/1/26 to 10/1/43	54,356	55,072
4% 9/1/41 to 5/1/42	20,612	21,584
4% 3/1/44 (c)	4,500	4,704
4.5% 7/1/25 to 10/1/41	15,644	16,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 3/1/44 (c)	$ 600	$ 643
5% 7/1/33 to 9/1/40 (d)	18,923	20,760
5.5% 10/1/17 to 10/1/39	17,775	19,638
6% 4/1/14 to 6/1/39	4,093	4,525
6.5% 12/1/14 to 9/1/39	6,434	7,188
7% 6/1/21 to 9/1/36	2,006	2,318
7.5% 7/1/14 to 7/1/34	2,814	3,294
8% 11/1/16 to 1/1/37	38	44
8.5% 6/1/16 to 9/1/20	7	7
9% 9/1/16 to 5/1/21	47	52
10% 1/1/16 to 12/1/18	4	4
12.5% 12/1/14	0*	0*
13% 6/1/15	1	1
		194,649
Ginnie Mae - 23.9%
3% 8/20/42 to 9/20/42	6,059	6,019
3.5% 3/15/42 to 2/20/44	26,046	26,858
3.5% 3/1/44 (c)	22,800	23,473
4% 7/20/33 to 10/15/42	16,022	17,020
4% 3/1/44 (c)	14,300	15,162
4% 3/1/44 (c)	5,300	5,620
4.497% 1/20/62 (i)	784	860
4.5% 8/15/33 to 3/20/41	47,572	51,773
4.564% 11/20/61 (i)	910	996
4.751% 12/20/60 (i)	13,549	14,725
4.814% 1/20/61 (i)	312	341
5% 9/20/33 to 6/20/41	31,208	34,469
5% 3/1/44 (c)	800	879
5.5% 10/15/33 to 9/15/39	3,989	4,478
6% 8/15/32 to 6/15/36	7,595	8,740
6.5% 10/15/34 to 7/15/36	263	303
7% 2/15/24 to 4/20/32	1,100	1,294
7.5% 12/15/16 to 4/15/32	473	554
8% 6/15/21 to 12/15/25	239	282
8.5% 12/15/16 to 10/15/28	227	270
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	5
		214,122
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $816,356)		825,533
Asset-Backed Securities - 7.7%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 648	$ 650
Series 2013-2 Class A, 1.32% 2/15/17 (b)	1,887	1,892
Series 2014-1 Class A, 1.14% 3/12/18 (b)	4,671	4,672
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3555% 8/25/35 (e)	1,354	1,346
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	157	157
Series 2013-2A Class A, 1.75% 11/15/17 (b)	8,430	8,435
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,488	5,691
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (b)	3,384	3,400
Series 2013-D Class A, 1.54% 7/16/18 (b)	4,733	4,746
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (b)	3,106	3,111
Series 2013-2A, Class A, 1.49% 11/15/17 (b)	7,843	7,868
Series 2014-1A Class A, 1.29% 5/15/18 (b)	3,000	3,000
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	82	6
Series 2004-AR2 Class B1, 3.0055% 8/25/34 (e)	568	12
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.24% 1/17/45 (b)	4,371	4,357
1.2865% 9/15/44 (b)	5,000	5,000
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,496	2,558
Series 2007-CH4 Class A3, 0.2655% 2/25/32 (e)	4,700	4,545
Ocala Funding LLC Series 2006-1A Class A, 1.554% 3/20/11 (a)(b)(e)	2,100	0
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (b)	1,140	1,141
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.5855% 5/25/35 (e)	1,995	1,847
Series 2007-BC3 Class 2A1, 0.2155% 5/25/47 (e)	4,094	4,065
TOTAL ASSET-BACKED SECURITIES (Cost $71,184)		68,499
Collateralized Mortgage Obligations - 11.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 40	$ 40
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (b)	552	539
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,078	1,086
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5155% 11/26/35 (b)(e)	5,500	4,988
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (b)(e)	266	266
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (b)(e)	871	903
CSMC floater Series 2011-1R Class A1, 1.1585% 2/27/47 (b)(e)	838	837
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (b)	2,549	2,587
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (e)	562	565
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.414% 12/20/54 (e)	2,283	2,261
Series 2006-1A Class A5, 0.294% 12/20/54 (b)(e)	1,990	1,969
Series 2006-4 Class A4, 0.254% 12/20/54 (e)	1,785	1,765
Series 2007-1:
Class 2A1, 0.294% 12/20/54 (e)	2,267	2,243
Class 3A1, 0.354% 12/20/54 (e)	2,014	1,994
Series 2007-2:
Class 2A1, 0.2345% 12/17/54 (e)	2,442	2,415
Class 3A1, 0.3345% 12/17/54 (e)	1,477	1,462
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (e)	264	263
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (e)	714	711
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (e)	3,864	3,839
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (e)	2,372	2,358
JPMorgan REREMIC Trust floater Series 2009-5 Class 2A1, 1.8691% 1/26/37 (b)(e)	794	791
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (e)	386	295
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	2,475	2,565
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (e)	1,869	1,695
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (b)	$ 5,865	$ 5,703
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (e)	232	232
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (e)	464	441
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	513	514
Series 2003-MS5 Class 1A1, 5% 3/25/18	634	653
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4938% 9/25/33 (e)	1,421	1,447
Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (e)	315	232
Series 2006-AR10 Class 3A1, 2.6313% 7/25/36 (e)	1,900	1,905
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,828	1,886
Class 1A8, 5.5% 7/25/37	2,461	2,521
TOTAL PRIVATE SPONSOR		53,971
U.S. Government Agency - 5.8%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9445% 12/25/33 (e)(g)(h)	510	107
Series 2007-57 Class FA, 0.3855% 6/25/37 (e)	2,249	2,246
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	3,226	3,570
Series 1999-17 Class PG, 6% 4/25/29	1,055	1,159
Series 1999-32 Class PL, 6% 7/25/29	881	971
Series 1999-33 Class PK, 6% 7/25/29	511	564
Series 2001-52 Class YZ, 6.5% 10/25/31	58	65
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,228
Series 2005-73 Class SA, 17.1457% 8/25/35 (e)(h)	220	266
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 2011-35 Class PA, 4% 2/25/39	955	998
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	962	1,058
Series 2001-31 Class ZC, 6.5% 7/25/31	427	487
Series 2002-16 Class ZD, 6.5% 4/25/32	151	171
Series 2002-74 Class SV, 7.3945% 11/25/32 (e)(g)	323	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-79 Class Z, 5.5% 11/25/22	$ 500	$ 551
Series 1993-165 Class SH, 19.36% 9/25/23 (e)(h)	50	65
Series 2003-21 Class SK, 7.9445% 3/25/33 (e)(g)(h)	170	43
Series 2003-35 Class TQ, 7.3445% 5/25/18 (e)(g)(h)	108	11
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	18	0*
Series 2003-42 Class SJ, 6.8945% 11/25/22 (e)(g)(h)	26	0*
Series 2007-57 Class SA, 39.687% 6/25/37 (e)(h)	673	1,264
Series 2007-66:
Class FB, 0.5555% 7/25/37 (e)	1,179	1,185
Class SB, 38.667% 7/25/37 (e)(h)	217	408
Series 2008-12 Class SG, 6.1945% 3/25/38 (e)(g)(h)	1,241	175
Series 2009-114 Class AI, 5% 12/25/23 (g)	618	41
Series 2009-16 Class SA, 6.0945% 3/25/24 (e)(g)(h)	641	44
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	401	29
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	175	15
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	258	22
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,157	90
Series 2010-135 Class LS, 5.8945% 12/25/40 (e)(g)(h)	1,078	191
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,327	225
Series 2010-23:
Class AI, 5% 12/25/18 (g)	511	37
Class HI, 4.5% 10/25/18 (g)	330	24
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,064	74
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	546	54
Series 2011-67 Class AI, 4% 7/25/26 (g)	364	42
Series 2011-83 Class DI, 6% 9/25/26 (g)	587	92
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	337	25
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	282	57
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	195	34
Class 13, 6% 3/1/34 (g)	255	47
Series 359 Class 19, 6% 7/1/35 (g)	203	34
Series 384 Class 6, 5% 7/25/37 (g)	705	116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 1,084	$ 1,198
Series 2104 Class PG, 6% 12/15/28	327	360
Series 2121 Class MG, 6% 2/15/29	460	506
Series 2154 Class PT, 6% 5/15/29	735	809
Series 2162 Class PH, 6% 6/15/29	118	130
Series 2520 Class BE, 6% 11/15/32	569	626
Series 2585 Class KS, 7.4455% 3/15/23 (e)(g)(h)	64	10
Series 2590 Class YR, 5.5% 9/15/32 (g)	5	0*
Series 2802 Class OB, 6% 5/15/34	3,005	3,351
Series 2810 Class PD, 6% 6/15/33	252	255
Series 3002 Class NE, 5% 7/15/35	680	746
Series 3189 Class PD, 6% 7/15/36	610	704
Series 3415 Class PC, 5% 12/15/37	312	336
Series 3786 Class HI, 4% 3/15/38 (g)	1,208	197
Series 3806 Class UP, 4.5% 2/15/41	1,860	2,001
Series 3832 Class PE, 5% 3/15/41	960	1,036
Series 70 Class C, 9% 9/15/20	21	23
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	158	174
Series 2135 Class JE, 6% 3/15/29	552	607
Series 2274 Class ZM, 6.5% 1/15/31	234	265
Series 2281 Class ZB, 6% 3/15/30	215	236
Series 2357 Class ZB, 6.5% 9/15/31	477	540
Series 2502 Class ZC, 6% 9/15/32	556	615
Series 3097 Class IA, 5.5% 3/15/33 (g)	187	4
Series 1658 Class GZ, 7% 1/15/24	678	761
Series 2013-4281 Class AI, 4% 12/15/28	3,338	416
Series 2380 Class SY, 8.0455% 11/15/31 (e)(g)(h)	1,804	400
Series 2587 Class IM, 6.5% 3/15/33 (g)	302	66
Series 2844:
Class SC, 45.7958% 8/15/24 (e)(h)	24	45
Class SD, 84.4415% 8/15/24 (e)(h)	35	90
Series 2947 Class XZ, 6% 3/15/35	749	824
Series 3055 Class CS, 6.4355% 10/15/35 (e)(g)	397	65
Series 3244 Class SG, 6.5055% 11/15/36 (e)(g)(h)	660	120
Series 3274 Class SM, 6.2755% 2/15/37 (e)(g)	491	71
Series 3284 Class CI, 5.9655% 3/15/37 (e)(g)	1,581	256
Series 3287 Class SD, 6.5955% 3/15/37 (e)(g)(h)	1,007	212
Series 3297 Class BI, 6.6055% 4/15/37 (e)(g)(h)	1,455	276
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3336 Class LI, 6.4255% 6/15/37 (e)(g)	$ 796	$ 114
Series 3772 Class BI, 4.5% 10/15/18 (g)	696	48
Series 3949 Class MK, 4.5% 10/15/34	599	645
Series 4181 Class LA, 3% 3/15/37	1,471	1,509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	441	503
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5355% 6/16/37 (e)(g)(h)	349	61
Series 2010-H17 Class FA, 0.4885% 7/20/60 (e)(i)	364	359
Series 2010-H18 Class AF, 0.4683% 9/20/60 (e)(i)	400	395
Series 2010-H19 Class FG, 0.4683% 8/20/60 (e)(i)	513	506
Series 2011-H05 Class FA, 0.6683% 12/20/60 (e)(i)	1,307	1,302
Series 2011-H13 Class FA, 0.6683% 4/20/61 (e)(i)	209	208
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (e)(i)	1,526	1,520
Class FC, 0.6683% 5/20/61 (e)(i)	1,437	1,431
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	738	146
sequential payer:
Series 2002-24 Class SK, 7.7955% 4/16/32 (e)(g)(h)	1,572	379
Series 2002-42 Class ZA, 6% 6/20/32	607	674
Series 2004-24 Class ZM, 5% 4/20/34	996	1,125
Series 1999-34 Class SC, 8.4455% 9/16/19 (e)(g)(h)	612	58
Series 1999-40 Class SE, 8.7955% 11/16/29 (e)(g)(h)	858	87
Series 2000-8 Class SA, 8.2955% 1/16/30 (e)(g)(h)	745	74
Series 2001-3 Class S, 7.9455% 2/16/31 (e)(g)	364	78
Series 2001-36:
Class SB, 0% 12/16/23 (e)(g)(h)	1,025	196
Class SP, 8.5955% 9/16/26 (e)(g)	761	139
Series 2001-38 Class SB, 7.4255% 8/16/31 (e)(g)(h)	580	121
Series 2001-41 Class SG, 8.5955% 9/16/31 (e)(g)	391	66
Series 2001-46 Class SB, 7.9955% 5/16/23 (e)(g)	529	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4455% 12/16/25 (e)(g)(h)	$ 1,344	$ 238
Class SL, 7.4455% 5/16/30 (e)(g)(h)	1,517	301
Class SV, 8.0955% 12/16/28 (e)(g)(h)	1,212	128
Series 2001-50:
Class SD, 8.046% 11/20/31 (e)(g)(h)	861	196
Class ST, 7.5455% 8/16/27 (e)(g)(h)	359	76
Series 2002-5 Class SP, 7.2955% 1/16/32 (e)(g)(h)	611	119
Series 2004-32 Class GS, 6.3455% 5/16/34 (e)(g)(h)	555	106
Series 2004-73 Class AL, 7.0455% 8/17/34 (e)(g)(h)	197	38
Series 2008-60 Class SH, 5.9955% 7/16/38 (e)(g)(h)	478	79
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,166	582
Series 2012-76 Class GS, 6.5455% 6/16/42 (e)(g)(h)	1,144	197
Series 2012-97 Class JS, 6.0955% 8/16/42 (e)(g)(h)	3,895	635
TOTAL U.S. GOVERNMENT AGENCY		51,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,707)		105,958
Commercial Mortgage Securities - 5.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (e)(g)	1,245	33
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,219	2,440
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4655% 7/25/37 (b)(e)	52	33
Class M2, 0.4955% 7/25/37 (b)(e)	54	31
Class M3, 0.5255% 7/25/37 (b)(e)	88	39
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (b)(e)(g)	3,392	46
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,560
Series K034 Class A2, 3.531% 7/25/23	4,650	4,804
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0065% 11/8/29 (b)(e)	5,000	4,988
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (b)(e)	909	910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,397	1,528
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,495	4,902
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (e)	4,140	4,617
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,832	3,186
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (b)(e)	1,210	1,202
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	194
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (b)(e)	964	965
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	747	817
Series 2007-C33 Class A4, 5.9216% 2/15/51 (e)	1,470	1,622
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,824	1,994
Series 2007-C31A Class A2, 5.421% 4/15/47	371	371
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,560)		51,836
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,573)	14,316	1,534
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $36,557)	$ 36,557	$ 36,557
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $1,079,937)		1,089,917
NET OTHER ASSETS (LIABILITIES) - (21.9)%		(195,476)
NET ASSETS - 100%		$ 894,441
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/44	$ (9,500)	(9,629)
3.5% 3/1/44	(9,500)	(9,629)
3.5% 3/1/44	(14,400)	(14,595)
4% 3/1/44	(400)	(419)
4% 3/1/44	(10,100)	(10,584)
4% 3/1/44	(1,200)	(1,258)
4% 3/1/44	(5,300)	(5,554)
5% 3/1/44	(3,000)	(3,286)
5% 3/1/44	(200)	(219)
TOTAL FANNIE MAE		(55,173)
Ginnie Mae
4% 3/1/44	(200)	(213)
TOTAL TBA SALE COMMITMENTS (Proceeds $55,130)		$ (55,386)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 17,867	3-month LIBOR	0.75%	$ (12)	$ 0	$ (12)
CME	Jun. 2019	16,372	3-month LIBOR	2%	(73)	0	(73)
CME	Jun. 2024	6,564	3-month LIBOR	3%	(71)	0	(71)
CME	Jun. 2044	1,844	3-month LIBOR	3.75%	(2)	0	(2)
TOTAL INTEREST RATE SWAPS					$ (158)	$ 0	$ (158)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,272,000 or 8.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $675,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,557,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 1,238
Citibank NA	7,141
Credit Agricole CIB New York Branch	12,028
ING Financial Markets LLC	1,503
Mizuho Securities USA, Inc.	8,935
Morgan Stanley & Co., Inc.	1,052
Wells Fargo Securities LLC	4,660
$ 36,557
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 20	$ -	$ 1,534	0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 825,533	$ -	$ 825,533	$ -
Asset-Backed Securities	68,499	-	68,499	-
Collateralized Mortgage Obligations	105,958	-	105,958	-
Commercial Mortgage Securities	51,836	-	51,836	-
Fixed-Income Funds	1,534	1,534	-	-
Cash Equivalents	36,557	-	36,557	-
Total Investments in Securities:	$ 1,089,917	$ 1,534	$ 1,088,383	$ -
Derivative Instruments:
Liabilities
Swaps	$ (158)	$ -	$ (158)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (55,386)	$ -	$ (55,386)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (158)
Total Value of Derivatives	$ -	$ (158)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,557) - See accompanying schedule: Unaffiliated issuers (cost $1,078,364)	$ 1,088,383
Fidelity Central Funds (cost $1,573)	1,534
Total Investments (cost $1,079,937)		$ 1,089,917
Cash		89
Receivable for investments sold, regular delivery		33,016
Receivable for TBA sale commitments		55,130
Receivable for fund shares sold		161
Interest receivable		3,087
Receivable for daily variation margin for derivative instruments		38
Other receivables		116
Total assets		1,181,554

Liabilities
Payable for investments purchased Regular delivery	$ 37,403
Delayed delivery	192,810
TBA sale commitments, at value	55,386
Payable for fund shares redeemed	896
Distributions payable	128
Accrued management fee	232
Distribution and service plan fees payable	30
Other affiliated payables	112
Other payables and accrued expenses	116
Total liabilities		287,113

Net Assets		$ 894,441
Net Assets consist of:
Paid in capital		$ 976,259
Distributions in excess of net investment income		(5,920)
Accumulated undistributed net realized gain (loss) on investments		(85,464)
Net unrealized appreciation (depreciation) on investments		9,566
Net Assets		$ 894,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,839 ÷ 4,217.7 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T: Net Asset Value and redemption price per share ($23,430 ÷ 2,105.6 shares)	$ 11.13

Maximum offering price per share (100/96.00 of $11.13)	$ 11.59
Class B: Net Asset Value and offering price per share ($1,907 ÷ 171.8 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($16,812 ÷ 1,516.2 shares)A	$ 11.09

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($767,794 ÷ 68,969.3 shares)	$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,659 ÷ 3,394.7 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 13,104
Income from Fidelity Central Funds		20
Total income		13,124

Expenses
Management fee	$ 1,411
Transfer agent fees	505
Distribution and service plan fees	184
Fund wide operations fee	170
Independent trustees' compensation	2
Miscellaneous	2
Total expenses before reductions	2,274
Expense reductions	(3)	2,271
Net investment income (loss)		10,853
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,057
Swaps	(118)
Total net realized gain (loss)		939
Change in net unrealized appreciation (depreciation) on: Investment securities	16,103
Swaps	(562)
Delayed delivery commitments	(57)
Total change in net unrealized appreciation (depreciation)		15,484
Net gain (loss)		16,423
Net increase (decrease) in net assets resulting from operations		$ 27,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,853	$ 19,215
Net realized gain (loss)	939	(9,621)
Change in net unrealized appreciation (depreciation)	15,484	(31,592)
Net increase (decrease) in net assets resulting from operations	27,276	(21,998)
Distributions to shareholders from net investment income	(10,095)	(18,567)
Share transactions - net increase (decrease)	(29,324)	(27,928)
Total increase (decrease) in net assets	(12,143)	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,920 and distributions in excess of net investment income of $6,678, respectively)	$ 894,441	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.116	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	.211	(.457)	.206	.235	.602	.283
Total from investment operations	.327	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.107)	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 11.11	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	3.01%	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	2.12% A	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) E	.117	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	.201	(.458)	.216	.235	.602	.282
Total from investment operations	.318	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.108)	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return B, C, D	2.92%	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	2.13% A	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.077	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	.202	(.457)	.207	.235	.602	.283
Total from investment operations	.279	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.069)	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 11.10	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	2.56%	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.42% A	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.076	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	.202	(.457)	.217	.226	.603	.284
Total from investment operations	.278	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.068)	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return B, C, D	2.56%	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	1.40% A	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) D	.135	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	.201	(.458)	.206	.234	.601	.292
Total from investment operations	.336	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.126)	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return B, C	3.09%	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.47% A	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 768	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) D	.131	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	.202	(.456)	.207	.235	.603	.284
Total from investment operations	.333	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.123)	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return B, C	3.07%	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	2.41% A	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,388
Gross unrealized depreciation	(9,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,977

Tax cost	$ 1,079,940

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (118)	$ (562)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,356 and $41,597, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 2
Class T	-%	.25%	31	0*
Class B	.65%	.25%	9	7
Class C	.75%	.25%	84	14
			$ 184	$ 23

* Amount represents four hundred twenty four dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	2
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 48.20
Class T	23.19
Class B	3.25
Class C	14.16
Fidelity Mortgage Securities Fund	387.10
Institutional Class	30.17
	$ 505

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 466	$ 831
Class T	238	507
Class B	13	23
Class C	104	140
Fidelity Mortgage Securities Fund	8,862	16,536
Institutional Class	412	530
Total	$ 10,095	$ 18,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	270	961	$ 2,978	$ 10,873
Reinvestment of distributions	37	63	409	705
Shares redeemed	(685)	(1,701)	(7,540)	(19,103)
Net increase (decrease)	(378)	(677)	$ (4,153)	$ (7,525)
Class T
Shares sold	97	1,654	$ 1,073	$ 18,801
Reinvestment of distributions	20	42	225	468
Shares redeemed	(363)	(2,113)	(4,017)	(23,856)
Net increase (decrease)	(246)	(417)	$ (2,719)	$ (4,587)
Class B
Shares sold	-*	3	$ 1	$ 24
Reinvestment of distributions	1	1	7	13
Shares redeemed	(40)	(116)	(436)	(1,302)
Net increase (decrease)	(39)	(112)	$ (428)	$ (1,265)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class C
Shares sold	154	603	$ 1,699	$ 6,797
Reinvestment of distributions	7	9	75	100
Shares redeemed	(203)	(663)	(2,230)	(7,427)
Net increase (decrease)	(42)	(51)	$ (456)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	5,718	36,930	$ 63,100	$ 419,717
Reinvestment of distributions	740	1,357	8,202	15,278
Shares redeemed	(8,688)	(41,798)	(95,824)	(472,036)
Net increase (decrease)	(2,230)	(3,511)	$ (24,522)	$ (37,041)
Institutional Class
Shares sold	378	3,414	$ 4,146	$ 38,557
Reinvestment of distributions	36	45	402	503
Shares redeemed	(145)	(1,422)	(1,594)	(16,040)
Net increase (decrease)	269	2,037	$ 2,954	$ 23,020

* Amount represents less than 1,000 shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-USAN-0414
1.784899.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.81%
Actual		$ 1,000.00	$ 1,030.10	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.79%
Actual		$ 1,000.00	$ 1,029.20	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,025.60	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,025.60	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,030.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,030.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	4.7	5.0
1 - 1.99%	5.4	1.5
2 - 2.99%	6.4	4.0
3 - 3.99%	29.3	24.8
4 - 4.99%	27.8	25.4
5 - 5.99%	12.2	11.4
6 - 6.99%	4.3	4.2
7% and above	1.5	1.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	5.4	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.5	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Mortgage Securities 86.4%	Mortgage Securities 95.1%
CMOs and Other Mortgage Related Securities 17.6%	CMOs and Other Mortgage Related Securities 15.5%
Asset-Backed Securities 7.7%	Asset-Backed Securities 2.9%
Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†

* Foreign investments	2.3%	** Foreign investments	4.0%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.6%
1.825% 9/1/36 (e)	$ 93	$ 95
2.272% 1/1/35 (e)	268	282
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	43	45
2.332% 3/1/35 (e)	38	40
2.337% 9/1/36 (e)	143	152
2.344% 5/1/36 (e)	235	246
2.389% 3/1/36 (e)	191	205
2.421% 10/1/33 (e)	53	56
2.452% 8/1/35 (e)	354	376
2.486% 11/1/36 (e)	55	59
2.5% 1/1/28 to 1/1/29	40,716	41,001
2.5% 3/1/29 (c)	6,100	6,130
2.5% 10/1/36 (e)	172	183
2.5% 3/1/44 (c)	1,300	1,209
2.503% 4/1/36 (e)	158	168
2.516% 7/1/35 (e)	66	70
2.588% 5/1/36 (e)	58	62
2.655% 9/1/37 (e)	29	31
2.733% 6/1/36 (e)	562	596
2.965% 8/1/41 (e)	798	838
3% 4/1/27 to 8/1/43	97,935	95,442
3% 3/1/44 (c)	7,200	6,993
3% 3/1/44 (c)	6,000	5,827
3% 3/1/44 (c)	6,900	6,701
3.165% 3/1/42 (e)	4,371	4,579
3.374% 9/1/41 (e)	200	211
3.49% 3/1/40 (e)	356	374
3.5% 1/1/26 to 10/1/43	26,729	27,252
3.5% 3/1/44 (c)	13,600	13,785
3.5% 3/1/44 (c)	6,900	6,994
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	9,500	9,629
3.5% 3/1/44 (c)	4,200	4,257
4% 11/1/26 to 6/1/43	48,016	50,468
4% 3/1/44 (c)	19,200	20,121
4% 3/1/44 (c)	19,300	20,226
4% 3/1/44 (c)	15,100	15,824
4% 3/1/44 (c)	7,200	7,545
4% 3/1/44 (c)	6,800	7,126
4.5% 5/1/25 to 10/1/41	31,854	34,285
4.5% 3/1/44 (c)	500	537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 5/1/20 to 3/1/39	$ 6,327	$ 6,927
5.5% 2/1/18 to 6/1/36	3,310	3,662
5.565% 8/1/46 (e)	45	48
6.268% 4/1/37 (e)	159	165
6.5% 9/1/14 to 5/1/38	2,884	3,208
7% 12/1/15 to 5/1/30	1,460	1,676
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	775	909
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	140	160
9% 10/1/30	209	258
9.5% 7/1/16 to 8/1/22	20	23
12.5% 8/1/15 to 3/1/16	4	4
12.75% 2/1/15	1	1
		416,762
Freddie Mac - 21.8%
1.82% 3/1/35 (c) (e)	134	137
2.05% 6/1/37 (e)	31	33
2.095% 8/1/37 (e)	93	98
2.121% 5/1/37 (e)	75	78
2.14% 11/1/35 (e)	308	327
2.287% 3/1/36 (e)	473	499
2.356% 5/1/34 (e)	10	10
2.385% 6/1/37 (e)	28	30
2.415% 6/1/37 (e)	315	335
2.418% 4/1/37 (e)	104	110
2.451% 6/1/37 (e)	589	625
2.492% 4/1/35 (e)	11	12
2.5% 8/1/28	6,836	6,881
2.595% 4/1/37 (e)	9	9
2.711% 6/1/33 (e)	906	964
2.795% 7/1/36 (e)	136	145
2.825% 12/1/36 (e)	418	445
2.905% 10/1/36 (e)	18	19
3% 11/1/42 to 2/1/44	26,995	26,198
3.064% 10/1/35 (e)	58	62
3.082% 9/1/41 (e)	942	989
3.5% 1/1/26 to 10/1/43	54,356	55,072
4% 9/1/41 to 5/1/42	20,612	21,584
4% 3/1/44 (c)	4,500	4,704
4.5% 7/1/25 to 10/1/41	15,644	16,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 3/1/44 (c)	$ 600	$ 643
5% 7/1/33 to 9/1/40 (d)	18,923	20,760
5.5% 10/1/17 to 10/1/39	17,775	19,638
6% 4/1/14 to 6/1/39	4,093	4,525
6.5% 12/1/14 to 9/1/39	6,434	7,188
7% 6/1/21 to 9/1/36	2,006	2,318
7.5% 7/1/14 to 7/1/34	2,814	3,294
8% 11/1/16 to 1/1/37	38	44
8.5% 6/1/16 to 9/1/20	7	7
9% 9/1/16 to 5/1/21	47	52
10% 1/1/16 to 12/1/18	4	4
12.5% 12/1/14	0*	0*
13% 6/1/15	1	1
		194,649
Ginnie Mae - 23.9%
3% 8/20/42 to 9/20/42	6,059	6,019
3.5% 3/15/42 to 2/20/44	26,046	26,858
3.5% 3/1/44 (c)	22,800	23,473
4% 7/20/33 to 10/15/42	16,022	17,020
4% 3/1/44 (c)	14,300	15,162
4% 3/1/44 (c)	5,300	5,620
4.497% 1/20/62 (i)	784	860
4.5% 8/15/33 to 3/20/41	47,572	51,773
4.564% 11/20/61 (i)	910	996
4.751% 12/20/60 (i)	13,549	14,725
4.814% 1/20/61 (i)	312	341
5% 9/20/33 to 6/20/41	31,208	34,469
5% 3/1/44 (c)	800	879
5.5% 10/15/33 to 9/15/39	3,989	4,478
6% 8/15/32 to 6/15/36	7,595	8,740
6.5% 10/15/34 to 7/15/36	263	303
7% 2/15/24 to 4/20/32	1,100	1,294
7.5% 12/15/16 to 4/15/32	473	554
8% 6/15/21 to 12/15/25	239	282
8.5% 12/15/16 to 10/15/28	227	270
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	5
		214,122
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $816,356)		825,533
Asset-Backed Securities - 7.7%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 648	$ 650
Series 2013-2 Class A, 1.32% 2/15/17 (b)	1,887	1,892
Series 2014-1 Class A, 1.14% 3/12/18 (b)	4,671	4,672
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3555% 8/25/35 (e)	1,354	1,346
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	157	157
Series 2013-2A Class A, 1.75% 11/15/17 (b)	8,430	8,435
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,488	5,691
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (b)	3,384	3,400
Series 2013-D Class A, 1.54% 7/16/18 (b)	4,733	4,746
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (b)	3,106	3,111
Series 2013-2A, Class A, 1.49% 11/15/17 (b)	7,843	7,868
Series 2014-1A Class A, 1.29% 5/15/18 (b)	3,000	3,000
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	82	6
Series 2004-AR2 Class B1, 3.0055% 8/25/34 (e)	568	12
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.24% 1/17/45 (b)	4,371	4,357
1.2865% 9/15/44 (b)	5,000	5,000
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,496	2,558
Series 2007-CH4 Class A3, 0.2655% 2/25/32 (e)	4,700	4,545
Ocala Funding LLC Series 2006-1A Class A, 1.554% 3/20/11 (a)(b)(e)	2,100	0
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (b)	1,140	1,141
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.5855% 5/25/35 (e)	1,995	1,847
Series 2007-BC3 Class 2A1, 0.2155% 5/25/47 (e)	4,094	4,065
TOTAL ASSET-BACKED SECURITIES (Cost $71,184)		68,499
Collateralized Mortgage Obligations - 11.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 40	$ 40
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (b)	552	539
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,078	1,086
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5155% 11/26/35 (b)(e)	5,500	4,988
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (b)(e)	266	266
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (b)(e)	871	903
CSMC floater Series 2011-1R Class A1, 1.1585% 2/27/47 (b)(e)	838	837
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (b)	2,549	2,587
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (e)	562	565
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.414% 12/20/54 (e)	2,283	2,261
Series 2006-1A Class A5, 0.294% 12/20/54 (b)(e)	1,990	1,969
Series 2006-4 Class A4, 0.254% 12/20/54 (e)	1,785	1,765
Series 2007-1:
Class 2A1, 0.294% 12/20/54 (e)	2,267	2,243
Class 3A1, 0.354% 12/20/54 (e)	2,014	1,994
Series 2007-2:
Class 2A1, 0.2345% 12/17/54 (e)	2,442	2,415
Class 3A1, 0.3345% 12/17/54 (e)	1,477	1,462
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (e)	264	263
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (e)	714	711
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (e)	3,864	3,839
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (e)	2,372	2,358
JPMorgan REREMIC Trust floater Series 2009-5 Class 2A1, 1.8691% 1/26/37 (b)(e)	794	791
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (e)	386	295
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	2,475	2,565
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (e)	1,869	1,695
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (b)	$ 5,865	$ 5,703
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (e)	232	232
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7955% 9/25/43 (e)	464	441
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	513	514
Series 2003-MS5 Class 1A1, 5% 3/25/18	634	653
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4938% 9/25/33 (e)	1,421	1,447
Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (e)	315	232
Series 2006-AR10 Class 3A1, 2.6313% 7/25/36 (e)	1,900	1,905
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,828	1,886
Class 1A8, 5.5% 7/25/37	2,461	2,521
TOTAL PRIVATE SPONSOR		53,971
U.S. Government Agency - 5.8%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9445% 12/25/33 (e)(g)(h)	510	107
Series 2007-57 Class FA, 0.3855% 6/25/37 (e)	2,249	2,246
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	3,226	3,570
Series 1999-17 Class PG, 6% 4/25/29	1,055	1,159
Series 1999-32 Class PL, 6% 7/25/29	881	971
Series 1999-33 Class PK, 6% 7/25/29	511	564
Series 2001-52 Class YZ, 6.5% 10/25/31	58	65
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,228
Series 2005-73 Class SA, 17.1457% 8/25/35 (e)(h)	220	266
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 2011-35 Class PA, 4% 2/25/39	955	998
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	962	1,058
Series 2001-31 Class ZC, 6.5% 7/25/31	427	487
Series 2002-16 Class ZD, 6.5% 4/25/32	151	171
Series 2002-74 Class SV, 7.3945% 11/25/32 (e)(g)	323	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-79 Class Z, 5.5% 11/25/22	$ 500	$ 551
Series 1993-165 Class SH, 19.36% 9/25/23 (e)(h)	50	65
Series 2003-21 Class SK, 7.9445% 3/25/33 (e)(g)(h)	170	43
Series 2003-35 Class TQ, 7.3445% 5/25/18 (e)(g)(h)	108	11
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	18	0*
Series 2003-42 Class SJ, 6.8945% 11/25/22 (e)(g)(h)	26	0*
Series 2007-57 Class SA, 39.687% 6/25/37 (e)(h)	673	1,264
Series 2007-66:
Class FB, 0.5555% 7/25/37 (e)	1,179	1,185
Class SB, 38.667% 7/25/37 (e)(h)	217	408
Series 2008-12 Class SG, 6.1945% 3/25/38 (e)(g)(h)	1,241	175
Series 2009-114 Class AI, 5% 12/25/23 (g)	618	41
Series 2009-16 Class SA, 6.0945% 3/25/24 (e)(g)(h)	641	44
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	401	29
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	175	15
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	258	22
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,157	90
Series 2010-135 Class LS, 5.8945% 12/25/40 (e)(g)(h)	1,078	191
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,327	225
Series 2010-23:
Class AI, 5% 12/25/18 (g)	511	37
Class HI, 4.5% 10/25/18 (g)	330	24
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,064	74
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	546	54
Series 2011-67 Class AI, 4% 7/25/26 (g)	364	42
Series 2011-83 Class DI, 6% 9/25/26 (g)	587	92
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	337	25
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	282	57
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	195	34
Class 13, 6% 3/1/34 (g)	255	47
Series 359 Class 19, 6% 7/1/35 (g)	203	34
Series 384 Class 6, 5% 7/25/37 (g)	705	116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 1,084	$ 1,198
Series 2104 Class PG, 6% 12/15/28	327	360
Series 2121 Class MG, 6% 2/15/29	460	506
Series 2154 Class PT, 6% 5/15/29	735	809
Series 2162 Class PH, 6% 6/15/29	118	130
Series 2520 Class BE, 6% 11/15/32	569	626
Series 2585 Class KS, 7.4455% 3/15/23 (e)(g)(h)	64	10
Series 2590 Class YR, 5.5% 9/15/32 (g)	5	0*
Series 2802 Class OB, 6% 5/15/34	3,005	3,351
Series 2810 Class PD, 6% 6/15/33	252	255
Series 3002 Class NE, 5% 7/15/35	680	746
Series 3189 Class PD, 6% 7/15/36	610	704
Series 3415 Class PC, 5% 12/15/37	312	336
Series 3786 Class HI, 4% 3/15/38 (g)	1,208	197
Series 3806 Class UP, 4.5% 2/15/41	1,860	2,001
Series 3832 Class PE, 5% 3/15/41	960	1,036
Series 70 Class C, 9% 9/15/20	21	23
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	158	174
Series 2135 Class JE, 6% 3/15/29	552	607
Series 2274 Class ZM, 6.5% 1/15/31	234	265
Series 2281 Class ZB, 6% 3/15/30	215	236
Series 2357 Class ZB, 6.5% 9/15/31	477	540
Series 2502 Class ZC, 6% 9/15/32	556	615
Series 3097 Class IA, 5.5% 3/15/33 (g)	187	4
Series 1658 Class GZ, 7% 1/15/24	678	761
Series 2013-4281 Class AI, 4% 12/15/28	3,338	416
Series 2380 Class SY, 8.0455% 11/15/31 (e)(g)(h)	1,804	400
Series 2587 Class IM, 6.5% 3/15/33 (g)	302	66
Series 2844:
Class SC, 45.7958% 8/15/24 (e)(h)	24	45
Class SD, 84.4415% 8/15/24 (e)(h)	35	90
Series 2947 Class XZ, 6% 3/15/35	749	824
Series 3055 Class CS, 6.4355% 10/15/35 (e)(g)	397	65
Series 3244 Class SG, 6.5055% 11/15/36 (e)(g)(h)	660	120
Series 3274 Class SM, 6.2755% 2/15/37 (e)(g)	491	71
Series 3284 Class CI, 5.9655% 3/15/37 (e)(g)	1,581	256
Series 3287 Class SD, 6.5955% 3/15/37 (e)(g)(h)	1,007	212
Series 3297 Class BI, 6.6055% 4/15/37 (e)(g)(h)	1,455	276
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3336 Class LI, 6.4255% 6/15/37 (e)(g)	$ 796	$ 114
Series 3772 Class BI, 4.5% 10/15/18 (g)	696	48
Series 3949 Class MK, 4.5% 10/15/34	599	645
Series 4181 Class LA, 3% 3/15/37	1,471	1,509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	441	503
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5355% 6/16/37 (e)(g)(h)	349	61
Series 2010-H17 Class FA, 0.4885% 7/20/60 (e)(i)	364	359
Series 2010-H18 Class AF, 0.4683% 9/20/60 (e)(i)	400	395
Series 2010-H19 Class FG, 0.4683% 8/20/60 (e)(i)	513	506
Series 2011-H05 Class FA, 0.6683% 12/20/60 (e)(i)	1,307	1,302
Series 2011-H13 Class FA, 0.6683% 4/20/61 (e)(i)	209	208
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (e)(i)	1,526	1,520
Class FC, 0.6683% 5/20/61 (e)(i)	1,437	1,431
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	738	146
sequential payer:
Series 2002-24 Class SK, 7.7955% 4/16/32 (e)(g)(h)	1,572	379
Series 2002-42 Class ZA, 6% 6/20/32	607	674
Series 2004-24 Class ZM, 5% 4/20/34	996	1,125
Series 1999-34 Class SC, 8.4455% 9/16/19 (e)(g)(h)	612	58
Series 1999-40 Class SE, 8.7955% 11/16/29 (e)(g)(h)	858	87
Series 2000-8 Class SA, 8.2955% 1/16/30 (e)(g)(h)	745	74
Series 2001-3 Class S, 7.9455% 2/16/31 (e)(g)	364	78
Series 2001-36:
Class SB, 0% 12/16/23 (e)(g)(h)	1,025	196
Class SP, 8.5955% 9/16/26 (e)(g)	761	139
Series 2001-38 Class SB, 7.4255% 8/16/31 (e)(g)(h)	580	121
Series 2001-41 Class SG, 8.5955% 9/16/31 (e)(g)	391	66
Series 2001-46 Class SB, 7.9955% 5/16/23 (e)(g)	529	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4455% 12/16/25 (e)(g)(h)	$ 1,344	$ 238
Class SL, 7.4455% 5/16/30 (e)(g)(h)	1,517	301
Class SV, 8.0955% 12/16/28 (e)(g)(h)	1,212	128
Series 2001-50:
Class SD, 8.046% 11/20/31 (e)(g)(h)	861	196
Class ST, 7.5455% 8/16/27 (e)(g)(h)	359	76
Series 2002-5 Class SP, 7.2955% 1/16/32 (e)(g)(h)	611	119
Series 2004-32 Class GS, 6.3455% 5/16/34 (e)(g)(h)	555	106
Series 2004-73 Class AL, 7.0455% 8/17/34 (e)(g)(h)	197	38
Series 2008-60 Class SH, 5.9955% 7/16/38 (e)(g)(h)	478	79
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,166	582
Series 2012-76 Class GS, 6.5455% 6/16/42 (e)(g)(h)	1,144	197
Series 2012-97 Class JS, 6.0955% 8/16/42 (e)(g)(h)	3,895	635
TOTAL U.S. GOVERNMENT AGENCY		51,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,707)		105,958
Commercial Mortgage Securities - 5.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (e)(g)	1,245	33
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,219	2,440
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4655% 7/25/37 (b)(e)	52	33
Class M2, 0.4955% 7/25/37 (b)(e)	54	31
Class M3, 0.5255% 7/25/37 (b)(e)	88	39
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (b)(e)(g)	3,392	46
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,560
Series K034 Class A2, 3.531% 7/25/23	4,650	4,804
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0065% 11/8/29 (b)(e)	5,000	4,988
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (b)(e)	909	910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,397	1,528
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,495	4,902
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (e)	4,140	4,617
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,832	3,186
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (b)(e)	1,210	1,202
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	194
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (b)(e)	964	965
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	747	817
Series 2007-C33 Class A4, 5.9216% 2/15/51 (e)	1,470	1,622
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,824	1,994
Series 2007-C31A Class A2, 5.421% 4/15/47	371	371
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,560)		51,836
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,573)	14,316	1,534
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $36,557)	$ 36,557	$ 36,557
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $1,079,937)		1,089,917
NET OTHER ASSETS (LIABILITIES) - (21.9)%		(195,476)
NET ASSETS - 100%		$ 894,441
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/44	$ (9,500)	(9,629)
3.5% 3/1/44	(9,500)	(9,629)
3.5% 3/1/44	(14,400)	(14,595)
4% 3/1/44	(400)	(419)
4% 3/1/44	(10,100)	(10,584)
4% 3/1/44	(1,200)	(1,258)
4% 3/1/44	(5,300)	(5,554)
5% 3/1/44	(3,000)	(3,286)
5% 3/1/44	(200)	(219)
TOTAL FANNIE MAE		(55,173)
Ginnie Mae
4% 3/1/44	(200)	(213)
TOTAL TBA SALE COMMITMENTS (Proceeds $55,130)		$ (55,386)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 17,867	3-month LIBOR	0.75%	$ (12)	$ 0	$ (12)
CME	Jun. 2019	16,372	3-month LIBOR	2%	(73)	0	(73)
CME	Jun. 2024	6,564	3-month LIBOR	3%	(71)	0	(71)
CME	Jun. 2044	1,844	3-month LIBOR	3.75%	(2)	0	(2)
TOTAL INTEREST RATE SWAPS					$ (158)	$ 0	$ (158)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,272,000 or 8.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $675,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,557,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 1,238
Citibank NA	7,141
Credit Agricole CIB New York Branch	12,028
ING Financial Markets LLC	1,503
Mizuho Securities USA, Inc.	8,935
Morgan Stanley & Co., Inc.	1,052
Wells Fargo Securities LLC	4,660
$ 36,557
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 20	$ -	$ 1,534	0.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 825,533	$ -	$ 825,533	$ -
Asset-Backed Securities	68,499	-	68,499	-
Collateralized Mortgage Obligations	105,958	-	105,958	-
Commercial Mortgage Securities	51,836	-	51,836	-
Fixed-Income Funds	1,534	1,534	-	-
Cash Equivalents	36,557	-	36,557	-
Total Investments in Securities:	$ 1,089,917	$ 1,534	$ 1,088,383	$ -
Derivative Instruments:
Liabilities
Swaps	$ (158)	$ -	$ (158)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (55,386)	$ -	$ (55,386)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (158)
Total Value of Derivatives	$ -	$ (158)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,557) - See accompanying schedule: Unaffiliated issuers (cost $1,078,364)	$ 1,088,383
Fidelity Central Funds (cost $1,573)	1,534
Total Investments (cost $1,079,937)		$ 1,089,917
Cash		89
Receivable for investments sold, regular delivery		33,016
Receivable for TBA sale commitments		55,130
Receivable for fund shares sold		161
Interest receivable		3,087
Receivable for daily variation margin for derivative instruments		38
Other receivables		116
Total assets		1,181,554

Liabilities
Payable for investments purchased Regular delivery	$ 37,403
Delayed delivery	192,810
TBA sale commitments, at value	55,386
Payable for fund shares redeemed	896
Distributions payable	128
Accrued management fee	232
Distribution and service plan fees payable	30
Other affiliated payables	112
Other payables and accrued expenses	116
Total liabilities		287,113

Net Assets		$ 894,441
Net Assets consist of:
Paid in capital		$ 976,259
Distributions in excess of net investment income		(5,920)
Accumulated undistributed net realized gain (loss) on investments		(85,464)
Net unrealized appreciation (depreciation) on investments		9,566
Net Assets		$ 894,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,839 ÷ 4,217.7 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T: Net Asset Value and redemption price per share ($23,430 ÷ 2,105.6 shares)	$ 11.13

Maximum offering price per share (100/96.00 of $11.13)	$ 11.59
Class B: Net Asset Value and offering price per share ($1,907 ÷ 171.8 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($16,812 ÷ 1,516.2 shares)A	$ 11.09

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($767,794 ÷ 68,969.3 shares)	$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,659 ÷ 3,394.7 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 13,104
Income from Fidelity Central Funds		20
Total income		13,124

Expenses
Management fee	$ 1,411
Transfer agent fees	505
Distribution and service plan fees	184
Fund wide operations fee	170
Independent trustees' compensation	2
Miscellaneous	2
Total expenses before reductions	2,274
Expense reductions	(3)	2,271
Net investment income (loss)		10,853
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,057
Swaps	(118)
Total net realized gain (loss)		939
Change in net unrealized appreciation (depreciation) on: Investment securities	16,103
Swaps	(562)
Delayed delivery commitments	(57)
Total change in net unrealized appreciation (depreciation)		15,484
Net gain (loss)		16,423
Net increase (decrease) in net assets resulting from operations		$ 27,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,853	$ 19,215
Net realized gain (loss)	939	(9,621)
Change in net unrealized appreciation (depreciation)	15,484	(31,592)
Net increase (decrease) in net assets resulting from operations	27,276	(21,998)
Distributions to shareholders from net investment income	(10,095)	(18,567)
Share transactions - net increase (decrease)	(29,324)	(27,928)
Total increase (decrease) in net assets	(12,143)	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,920 and distributions in excess of net investment income of $6,678, respectively)	$ 894,441	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.116	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	.211	(.457)	.206	.235	.602	.283
Total from investment operations	.327	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.107)	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 11.11	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	3.01%	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81% A	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	2.12% A	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) E	.117	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	.201	(.458)	.216	.235	.602	.282
Total from investment operations	.318	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.108)	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return B, C, D	2.92%	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.79% A	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	2.13% A	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.077	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	.202	(.457)	.207	.235	.602	.283
Total from investment operations	.279	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.069)	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 11.10	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return B, C, D	2.56%	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.42% A	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) E	.076	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	.202	(.457)	.217	.226	.603	.284
Total from investment operations	.278	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.068)	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return B, C, D	2.56%	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52% A	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	1.40% A	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate G	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) D	.135	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	.201	(.458)	.206	.234	.601	.292
Total from investment operations	.336	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.126)	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 11.13	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return B, C	3.09%	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.47% A	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 768	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) D	.131	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	.202	(.456)	.207	.235	.603	.284
Total from investment operations	.333	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.123)	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 11.09	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return B, C	3.07%	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.52% A	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.52% A	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	2.41% A	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate F	316% A	474%	451%	490%	527%	476%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,388
Gross unrealized depreciation	(9,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,977

Tax cost	$ 1,079,940

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (118)	$ (562)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,356 and $41,597, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 2
Class T	-%	.25%	31	0*
Class B	.65%	.25%	9	7
Class C	.75%	.25%	84	14
			$ 184	$ 23

* Amount represents four hundred twenty four dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	2
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 48.20
Class T	23.19
Class B	3.25
Class C	14.16
Fidelity Mortgage Securities Fund	387.10
Institutional Class	30.17
	$ 505

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 466	$ 831
Class T	238	507
Class B	13	23
Class C	104	140
Fidelity Mortgage Securities Fund	8,862	16,536
Institutional Class	412	530
Total	$ 10,095	$ 18,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	270	961	$ 2,978	$ 10,873
Reinvestment of distributions	37	63	409	705
Shares redeemed	(685)	(1,701)	(7,540)	(19,103)
Net increase (decrease)	(378)	(677)	$ (4,153)	$ (7,525)
Class T
Shares sold	97	1,654	$ 1,073	$ 18,801
Reinvestment of distributions	20	42	225	468
Shares redeemed	(363)	(2,113)	(4,017)	(23,856)
Net increase (decrease)	(246)	(417)	$ (2,719)	$ (4,587)
Class B
Shares sold	-*	3	$ 1	$ 24
Reinvestment of distributions	1	1	7	13
Shares redeemed	(40)	(116)	(436)	(1,302)
Net increase (decrease)	(39)	(112)	$ (428)	$ (1,265)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class C
Shares sold	154	603	$ 1,699	$ 6,797
Reinvestment of distributions	7	9	75	100
Shares redeemed	(203)	(663)	(2,230)	(7,427)
Net increase (decrease)	(42)	(51)	$ (456)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	5,718	36,930	$ 63,100	$ 419,717
Reinvestment of distributions	740	1,357	8,202	15,278
Shares redeemed	(8,688)	(41,798)	(95,824)	(472,036)
Net increase (decrease)	(2,230)	(3,511)	$ (24,522)	$ (37,041)
Institutional Class
Shares sold	378	3,414	$ 4,146	$ 38,557
Reinvestment of distributions	36	45	402	503
Shares redeemed	(145)	(1,422)	(1,594)	(16,040)
Net increase (decrease)	269	2,037	$ 2,954	$ 23,020

* Amount represents less than 1,000 shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-USAN-0414
1.784898.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.71%
Actual		$ 1,000.00	$ 1,010.70	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class T	.71%
Actual		$ 1,000.00	$ 1,009.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.54%
Actual		$ 1,000.00	$ 1,006.50	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.56%
Actual		$ 1,000.00	$ 1,006.50	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,010.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations † 33.3%	U.S. Government and U.S. Government Agency Obligations † 34.3%
AAA 19.9%	AAA 20.2%
AA 8.0%	AA 7.9%
A 17.7%	A 17.2%
BBB 18.4%	BBB 17.5%
BB and Below 1.1%	BB and Below 0.9%
Not Rated 0.7%	Not Rated 0.0% † †
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	1.9	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 42.1%		Corporate Bonds 40.7%
	U.S. Government and U.S. Government Agency Obligations † 33.3%		U.S. Government and U.S. Government Agency Obligations † 34.3%
	Asset-Backed Securities 14.1%		Asset-Backed Securities 14.1%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.6%		Municipal Bonds 0.5%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	13.1%	** Foreign investments	12.6%
* Futures and Swaps 0.0% ††		** Futures and Swaps 0.0% ††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 2,210,000	$ 2,226,135
1.3% 7/31/15 (e)	2,620,000	2,641,853
1.45% 8/1/16 (e)	1,740,000	1,756,433
1.65% 4/10/15 (e)	1,310,000	1,323,559
1.95% 3/28/14 (e)	2,076,000	2,077,821
2.3% 1/9/15 (e)	1,330,000	1,350,130
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	1,090,000	1,094,860
1.625% 3/22/15 (e)	2,300,000	2,323,248
		14,794,039
Media - 1.6%
COX Communications, Inc.:
5.5% 10/1/15	238,000	255,086
6.25% 6/1/18 (e)	500,000	576,905
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,556,511
NBCUniversal, Inc.:
2.875% 4/1/16	1,200,000	1,250,278
3.65% 4/30/15	2,330,000	2,415,038
News America, Inc. 5.3% 12/15/14	2,007,000	2,085,193
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	533,960
1.3% 2/23/17	374,000	373,720
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,375,203
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,989,330
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,643,520
Walt Disney Co. 1.1% 12/1/17	976,000	971,523
		17,026,267
TOTAL CONSUMER DISCRETIONARY		31,820,306
CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,508,715
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,643,860
1.5% 7/14/14	1,611,000	1,617,560
FBG Finance Ltd. 5.125% 6/15/15 (e)	1,054,000	1,111,527
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (e)	$ 1,492,000	$ 1,495,464
1.4% 10/1/17 (e)	556,000	554,730
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,660,000	2,748,219
		12,680,075
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,646,928
Walgreen Co.:
1% 3/13/15	1,695,000	1,701,877
1.8% 9/15/17	678,000	686,698
		4,035,503
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	973,811
1.55% 5/16/14	1,200,000	1,202,951
Kellogg Co. 0.4666% 2/13/15 (f)	1,685,000	1,685,490
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,725,844
William Wrigley Jr. Co. 1.4% 10/21/16 (e)	681,000	685,369
		7,273,465
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,420,382
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,244,237
6.75% 6/15/17	1,644,000	1,903,214
		5,567,833
TOTAL CONSUMER STAPLES		29,556,876
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Cameron International Corp.:
1.15% 12/15/16	750,000	750,790
1.6% 4/30/15	1,005,000	1,015,465
Nabors Industries, Inc. 2.35% 9/15/16 (e)	575,000	588,790
Petrofac Ltd. 3.4% 10/10/18 (e)	1,800,000	1,826,024
		4,181,069
Oil, Gas & Consumable Fuels - 2.8%
BG Energy Capital PLC 2.875% 10/15/16 (e)	1,350,000	1,415,024
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 1.45% 11/14/14	$ 2,453,000	$ 2,470,205
Devon Energy Corp. 1.2% 12/15/16	1,228,000	1,232,312
Enbridge, Inc. 0.8966% 10/1/16 (f)	2,500,000	2,507,023
Enterprise Products Operating LP 1.25% 8/13/15	962,000	969,543
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,788,313
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,987,750
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,336,500
3.875% 1/27/16	1,151,000	1,182,653
Petroleos Mexicanos 3.125% 1/23/19 (e)	173,000	176,893
Phillips 66 Co.:
1.95% 3/5/15	2,620,000	2,657,814
2.95% 5/1/17	650,000	683,960
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,500,000	1,491,260
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,835,000	1,865,813
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	326,194
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,410,080
1% 1/10/17	3,000,000	3,024,831
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (f)	4,000,000	4,030,492
		30,556,660
TOTAL ENERGY		34,737,729
FINANCIALS - 24.7%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,102,380
1.748% 9/15/17	3,500,000	3,500,000
2.375% 1/22/18	2,200,000	2,230,633
JPMorgan Chase & Co.:
0.8544% 2/26/16 (f)	1,000,000	1,005,419
1.1% 10/15/15	1,080,000	1,086,366
1.125% 2/26/16	1,100,000	1,106,532
1.35% 2/15/17	6,000,000	6,024,948
Morgan Stanley:
1.1944% 12/19/14 (f)	1,000,000	1,004,529
1.75% 2/25/16	2,966,000	3,016,852
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 3,400,000	$ 3,782,021
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,177,695
		27,037,375
Commercial Banks - 11.2%
ABN AMRO Bank NV 1.0354% 10/28/16 (e)(f)	2,000,000	2,010,004
ANZ Banking Group Ltd. 0.4364% 5/7/15 (e)(f)	1,100,000	1,101,746
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,677,978
1.25% 1/10/17	1,630,000	1,639,307
Bank of America NA:
1.25% 2/14/17	1,080,000	1,081,063
5.3% 3/15/17	250,000	277,030
Bank of England 0.5% 3/6/15 (e)	3,902,000	3,912,301
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,174,120
1.375% 12/18/17	1,069,000	1,063,867
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (e)	2,200,000	2,198,429
1.55% 9/9/16 (e)	1,150,000	1,164,464
BNP Paribas 2.375% 9/14/17	1,207,000	1,241,205
BPCE SA 1.625% 2/10/17	1,080,000	1,080,108
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,042,279
Capital One Bank NA:
1.15% 11/21/16	779,000	779,979
1.2% 2/13/17	1,979,000	1,980,375
Commonwealth Bank of Australia 1.95% 3/16/15	1,310,000	1,331,079
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,193,500
Danske Bank A/S 1.2917% 4/14/14 (e)(f)	1,800,000	1,801,550
Discover Bank 2% 2/21/18	2,500,000	2,497,150
Fifth Third Bancorp 3.625% 1/25/16	673,000	708,551
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,206,963
HSBC Bank PLC:
1.5% 5/15/18 (e)	1,090,000	1,073,794
3.1% 5/24/16 (e)	1,210,000	1,271,133
Huntington National Bank:
1.3% 11/20/16	740,000	743,910
1.35% 8/2/16	529,000	533,351
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,506,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 735,000	$ 734,443
5.8% 7/1/14	4,064,000	4,133,885
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080,000	1,088,366
Marshall & Ilsley Bank 5% 1/17/17	86,000	93,461
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	3,280,000	3,254,636
National Australia Bank Ltd. 0.5371% 1/22/15 (e)(f)	2,000,000	2,005,266
National Bank of Canada 1.5% 6/26/15	1,794,000	1,818,040
Nordea Bank AB 0.875% 5/13/16 (e)	1,640,000	1,636,864
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,012,906
1.15% 11/1/16	1,281,000	1,288,104
1.3% 10/3/16	1,130,000	1,140,529
PNC Funding Corp. 3.625% 2/8/15	1,445,000	1,488,054
Rabobank (Netherlands) NV 2.125% 10/13/15	862,000	885,614
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,083,392
5.75% 6/15/15	1,150,000	1,215,424
Royal Bank of Canada:
0.6116% 3/8/16 (f)	1,500,000	1,505,397
0.85% 3/8/16	1,000,000	1,003,360
1.2% 1/23/17	1,261,000	1,267,939
1.45% 9/9/16	919,000	934,482
1.5% 1/16/18	2,210,000	2,205,858
2.2% 7/27/18	1,000,000	1,015,971
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,897,517
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,514,263
1.45% 7/19/16	2,500,000	2,525,638
1.8% 7/18/17	1,970,000	1,984,426
SunTrust Banks, Inc.:
0.5256% 8/24/15 (f)	500,000	498,509
0.5466% 4/1/15 (f)	4,270,000	4,261,951
3.5% 1/20/17	1,449,000	1,536,301
5% 9/1/15	1,059,000	1,122,562
Svenska Handelsbanken AB 0.6959% 3/21/16 (f)	1,100,000	1,104,270
The Toronto Dominion Bank 0.4177% 5/1/15 (f)	1,500,000	1,502,535
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,178,081
Union Bank NA 1.5% 9/26/16	753,000	765,311
Wachovia Bank NA 0.6176% 11/3/14 (f)	1,820,000	1,822,874
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 3.625% 4/15/15	$ 2,400,000	$ 2,486,774
Wells Fargo Bank NA 0.4459% 5/16/16 (f)	4,500,000	4,476,551
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,226,219
1.125% 9/25/15	2,685,000	2,711,334
2% 8/14/17	2,250,000	2,300,099
		121,018,540
Consumer Finance - 4.5%
American Express Credit Corp.:
0.6866% 11/13/15 (f)	2,735,000	2,748,270
0.875% 11/13/15	1,090,000	1,095,739
1.3% 7/29/16	1,120,000	1,131,645
2.75% 9/15/15	2,530,000	2,614,120
2.8% 9/19/16	970,000	1,015,125
American Honda Finance Corp.:
0.6094% 5/26/16 (e)(f)	1,500,000	1,506,807
1.125% 10/7/16	1,520,000	1,532,581
Capital One Financial Corp.:
0.8765% 11/6/15 (f)	1,000,000	1,003,276
1% 11/6/15	1,090,000	1,093,040
2.15% 3/23/15	1,300,000	1,321,996
Caterpillar Financial Services Corp.:
0.4744% 2/26/16 (f)	2,000,000	2,004,576
2.75% 6/24/15	701,000	722,928
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,115,319
2.75% 5/15/15	2,000,000	2,046,950
3% 6/12/17	2,950,000	3,071,817
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,309,426
1.5% 7/12/16	10,000,000	10,169,560
1.625% 7/2/15	3,165,000	3,216,127
2.25% 11/9/15	3,150,000	3,241,372
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	960,662
2.375% 2/13/15	2,353,000	2,396,858
Hyundai Capital America:
1.45% 2/6/17 (e)	1,401,000	1,400,365
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (e)	$ 1,410,000	$ 1,424,369
1.875% 8/9/16 (e)	295,000	299,385
		48,442,313
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	510,984
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,228,346
1.5% 10/9/15	1,000,000	1,010,727
3.7% 9/1/15	3,960,000	4,127,148
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,788,980
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,112,106
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,073,585
2.248% 11/1/16	1,320,000	1,367,243
Citigroup, Inc.:
1.1986% 7/25/16 (f)	2,000,000	2,022,308
1.25% 1/15/16	5,049,000	5,080,475
1.3% 4/1/16	1,650,000	1,659,403
1.3% 11/15/16	1,759,000	1,763,584
1.7% 7/25/16	5,000,000	5,068,000
2.65% 3/2/15	3,350,000	3,416,337
3.953% 6/15/16	2,000,000	2,126,990
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,019,285
JPMorgan Chase & Co. 3.4% 6/24/15	2,005,000	2,076,633
MetLife Institutional Funding II 0.6129% 1/6/15 (e)(f)	1,000,000	1,002,743
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	275,738
TECO Finance, Inc. 4% 3/15/16	400,000	424,267
		45,154,882
Insurance - 1.9%
AEGON NV 4.625% 12/1/15	1,480,000	1,573,527
American International Group, Inc. 3.8% 3/22/17	818,000	878,752
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,122,559
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,354,777
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,035,299
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,741
MetLife, Inc. 1.756% 12/15/17 (d)	465,000	471,497
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.5% 1/10/18 (e)	$ 2,559,000	$ 2,514,630
2% 1/9/15 (e)	4,359,000	4,418,675
2.5% 9/29/15 (e)	1,000,000	1,030,514
Pricoa Global Funding I 1.15% 11/25/16 (e)	1,100,000	1,102,019
Principal Life Global Funding II:
0.6036% 5/27/16 (e)(f)	1,000,000	1,001,549
0.8671% 7/9/14 (e)(f)	2,000,000	2,004,264
Prudential Financial, Inc. 2.3% 8/15/18	365,000	368,856
		20,075,659
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	383,487
Equity One, Inc. 5.375% 10/15/15	144,000	153,919
Health Care REIT, Inc. 2.25% 3/15/18	341,000	343,755
Simon Property Group LP 2.15% 9/15/17	500,000	513,179
		1,394,340
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	778,810
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,817,731
Ventas Realty LP 1.55% 9/26/16	287,000	290,239
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	697,548
		3,584,328
TOTAL FINANCIALS		266,707,437
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,312,815
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	134,633
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	1,997,466
WellPoint, Inc. 1.875% 1/15/18	647,000	646,635
		2,778,734
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,033
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,222,211
1.75% 11/6/17	1,865,000	1,878,521
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 364,000	$ 365,645
Perrigo Co. PLC 1.3% 11/8/16 (e)	302,000	302,351
Sanofi SA 2.625% 3/29/16	1,263,000	1,317,011
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,210,770
Zoetis, Inc.:
1.15% 2/1/16	978,000	982,584
1.875% 2/1/18	174,000	174,489
		8,453,582
TOTAL HEALTH CARE		12,853,164
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (e)	1,500,000	1,515,533
Airlines - 0.0%
Iberbond 2004 PLC 4.826% 12/24/17 (i)	383,706	387,543
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,150,050
TOTAL INDUSTRIALS		3,053,126
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,709,874
Computers & Peripherals - 0.3%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,197,578
Hewlett-Packard Co. 2.625% 12/9/14	1,330,000	1,350,708
		3,548,286
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	678,000	684,138
2.375% 12/17/18	225,000	224,136
		908,274
IT Services - 0.8%
IBM Corp. 1.95% 7/22/16	1,621,000	1,671,035
The Western Union Co.:
2.375% 12/10/15	490,000	502,780
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.: - continued
2.875% 12/10/17	$ 1,114,000	$ 1,146,054
Xerox Corp. 1.0559% 5/16/14 (f)	5,738,000	5,743,577
		9,063,446
TOTAL INFORMATION TECHNOLOGY		16,229,880
MATERIALS - 0.3%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	589,559
Metals & Mining - 0.3%
Rio Tinto Finance (U.S.A.) PLC:
1.0839% 6/17/16 (f)	1,000,000	1,008,614
1.375% 6/17/16	1,774,000	1,792,542
		2,801,156
TOTAL MATERIALS		3,390,715
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,092,205
2.5% 8/15/15	2,320,000	2,383,594
2.95% 5/15/16	1,200,000	1,253,560
British Telecommunications PLC:
1.25% 2/14/17	1,798,000	1,802,362
1.625% 6/28/16	645,000	655,663
2% 6/22/15	3,350,000	3,407,382
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,179,750
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	1,209,000	1,263,507
Verizon Communications, Inc.:
2% 11/1/16	2,727,000	2,795,287
2.5% 9/15/16	5,484,000	5,691,432
		21,524,742
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2439% 9/12/16 (f)	1,200,000	1,216,172
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
2.375% 9/8/16	$ 1,532,000	$ 1,582,556
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,524,263
		5,322,991
TOTAL TELECOMMUNICATION SERVICES		26,847,733
UTILITIES - 2.7%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,534,222
Duke Energy Corp.:
1.625% 8/15/17	602,000	606,623
3.95% 9/15/14	1,441,000	1,468,035
Entergy Louisiana LLC 1.875% 12/15/14	748,000	756,476
FirstEnergy Corp. 2.75% 3/15/18	921,000	928,357
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,379,133
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,240,523
Niagara Mohawk Power Corp. 3.553% 10/1/14 (e)	2,675,000	2,722,406
Northeast Utilities 1.45% 5/1/18	291,000	284,760
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,035,676
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,124,588
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,534,376
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,191,891
		19,807,066
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	841,460
1.95% 8/15/16	848,000	868,414
2.25% 9/1/15	1,300,000	1,329,574
2.5469% 9/30/66 (f)	1,336,000	1,233,902
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (e)	1,618,000	1,614,159
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,017,282
Sempra Energy 2% 3/15/14	2,435,000	2,436,166
		9,340,957
TOTAL UTILITIES		29,148,023
TOTAL NONCONVERTIBLE BONDS (Cost $449,444,269)		454,344,989
U.S. Government and Government Agency Obligations - 26.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,327,568
1.625% 10/26/15	5,050,000	5,159,176
1.625% 11/27/18	686,000	687,456
1.875% 9/18/18	371,000	376,936
Freddie Mac:
0.875% 10/14/16	6,337,000	6,383,729
1% 9/29/17	6,227,000	6,214,222
1.25% 5/12/17	417,000	422,474
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,571,561
U.S. Treasury Obligations - 24.5%
U.S. Treasury Notes:
0.25% 2/29/16	8,760,000	8,747,000
0.375% 1/15/16	62,000,000	62,094,426
0.5% 7/31/17	5,000,000	4,932,810
0.625% 8/15/16	31,292,000	31,397,110
0.625% 12/15/16	24,856,000	24,867,657
0.625% 2/15/17	8,000,000	7,988,128
0.75% 1/15/17 (j)	42,701,000	42,827,779
0.875% 11/30/16	73,709,000	74,256,059
0.875% 1/31/17	7,993,000	8,039,208
TOTAL U.S. TREASURY OBLIGATIONS		265,150,177
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,720,332
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $286,864,505)		287,442,070
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.9%
1.85% 10/1/33 (f)	52,266	54,255
1.91% 3/1/35 (f)	34,440	35,862
2.045% 10/1/35 (f)	28,566	29,625
2.256% 11/1/34 (f)	218,827	231,825
2.259% 5/1/33 (f)	7,614	7,929
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.303% 7/1/35 (f)	$ 370,465	$ 394,664
2.332% 3/1/35 (f)	22,534	23,898
2.335% 5/1/35 (f)	394,645	416,776
2.371% 12/1/33 (f)	233,056	246,295
2.371% 10/1/35 (f)	493,444	522,782
2.377% 7/1/35 (f)	1,403,732	1,488,632
2.421% 10/1/33 (f)	62,175	65,887
2.423% 11/1/36 (f)	73,635	78,151
2.427% 12/1/34 (f)	212,648	225,708
2.435% 2/1/35 (f)	449,693	475,924
2.452% 8/1/35 (f)	307,549	326,919
2.486% 11/1/36 (f)	543,914	578,588
2.516% 7/1/35 (f)	146,993	156,233
2.527% 4/1/35 (f)	138,479	147,658
2.531% 10/1/41 (f)	671,361	699,924
2.536% 6/1/42 (f)	187,210	193,388
2.696% 9/1/41 (f)	815,575	853,969
2.742% 8/1/41 (f)	1,058,710	1,107,680
2.822% 10/1/35 (f)	88,847	94,511
2.949% 11/1/40 (f)	128,124	134,674
2.959% 9/1/41 (f)	148,260	155,688
3.032% 8/1/41 (f)	188,019	195,840
3.093% 10/1/41 (f)	76,419	80,395
3.201% 1/1/40 (f)	469,544	498,382
3.224% 7/1/41 (f)	216,062	227,364
3.345% 10/1/41 (f)	131,466	139,253
3.49% 3/1/40 (f)	323,007	338,889
3.5% 1/1/26 to 5/1/27	3,019,063	3,200,196
3.55% 7/1/41 (f)	234,299	248,822
3.589% 3/1/40 (f)	458,890	488,144
3.598% 12/1/39 (f)	114,188	120,107
4.5% 6/1/19 to 7/1/20	424,136	453,063
5.5% 11/1/17 to 11/1/34	5,203,681	5,730,129
6.5% 5/1/14 to 6/1/16	25,845	26,319
7% 1/1/16 to 11/1/18	22,336	23,550
7.5% 10/1/14	1,617	1,641
TOTAL FANNIE MAE		20,519,539
Freddie Mac - 1.2%
2.268% 11/1/35 (f)	321,284	340,692
2.432% 4/1/35 (f)	481,266	508,873
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.463% 1/1/35 (f)	$ 62,613	$ 66,282
2.518% 8/1/34 (f)	95,283	101,357
2.53% 8/1/36 (f)	164,685	175,184
2.606% 6/1/37 (f)	325,972	346,753
2.96% 8/1/41 (f)	531,569	557,000
3% 8/1/21	1,421,719	1,485,103
3.114% 9/1/41 (f)	290,180	304,964
3.23% 4/1/41 (f)	130,784	138,016
3.249% 9/1/41 (f)	137,121	144,617
3.281% 6/1/41 (f)	168,374	178,006
3.464% 5/1/41 (f)	151,522	160,936
3.5% 1/1/26	598,890	633,794
3.567% 4/1/40 (f)	337,746	359,277
3.61% 4/1/40 (f)	271,178	288,465
3.622% 6/1/41 (f)	225,823	240,409
3.695% 5/1/41 (f)	212,503	226,024
4% 6/1/24 to 4/1/26	4,588,161	4,902,352
4.5% 8/1/18 to 11/1/18	1,371,191	1,462,033
8.5% 5/1/26 to 7/1/28	51,508	61,763
12% 11/1/19	188	189
TOTAL FREDDIE MAC		12,682,089
Ginnie Mae - 0.0%
5.5% 6/15/35	440,379	495,599
7% 1/15/25 to 6/15/32	254,697	299,395
TOTAL GINNIE MAE		794,994
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,216,000)		33,996,622
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	328,311	316,845
Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	84,112	74,548
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,653,855
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,322,938
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	$ 3,837,000	$ 3,868,726
Series 2012-2 Class A, 0.6545% 3/15/16 (f)	1,300,000	1,300,092
Series 2012-3 Class A2, 1.21% 6/15/17	3,608,000	3,629,118
Series 2012-4 Class A, 1.72% 7/15/19	662,000	668,121
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,509,497
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,199,801
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,733,540
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,079,251
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,611,861
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,238,710
Series 2013-3 Class A2, 0.68% 10/11/16	852,993	853,289
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,639,963
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	11,399	6,080
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	133,940	132,484
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	82,560	76,441
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	154,170	48,090
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5545% 9/15/17 (e)(f)	2,000,000	2,005,000
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,255,044
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	1,000,568
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (e)(f)	211,736	84,165
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,132,487
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	228,766	132,304
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,002,471
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,203,387
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,505,720
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (e)	909,827	911,018
Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	2,500,000	2,501,410
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,992,117
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,368,160
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2014-A2 Class A2, 1.02% 2/22/19	$ 2,160,000	$ 2,159,651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (f)	8,622	4,500
Series 2004-2 Class 3A4, 0.6555% 7/25/34 (f)	62,430	58,018
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	11,555	8,983
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	52,160	49,144
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,931,861
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,438,593
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,585,655
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,254,078
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (e)	1,500,000	1,500,170
Fannie Mae Series 2004-T5:
Class AB1, 0.6357% 5/28/35 (f)	159,655	147,963
Class AB3, 0.9224% 5/28/35 (f)	67,441	62,281
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	36,914	29,362
Ford Credit Auto Lease Trust Series 2013-B Class A3, 0.76% 9/15/16	870,000	872,469
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,090,612
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,385,726
Series 2013-3 Class A1, 0.79% 6/15/17	1,000,000	1,003,478
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,379,426
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5805% 11/25/34 (f)	104,293	13,978
Class M5, 1.6555% 11/25/34 (f)	40,226	693
Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	120,398	98,385
Class M4, 1.1755% 1/25/35 (f)	44,055	17,578
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(f)	298,000	247,721
GE Business Loan Trust Series 2003-1 Class A, 0.5845% 4/15/31 (e)(f)	7,328	6,883
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,459,806
Series 2012-4 Class A, 0.4545% 6/15/18 (f)	3,995,000	3,991,385
Series 2012-5 Class A, 0.95% 6/15/18	2,820,000	2,831,391
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (e)	$ 1,050,000	$ 1,052,863
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	2,743,000	2,743,099
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(f)	856,667	856,667
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	67,953	63,649
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	44,160	41,065
Series 2004-1 Class M2, 1.8555% 6/25/34 (f)	65,516	49,673
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	157,118	77,567
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,925,899
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5045% 5/15/18 (e)(f)	1,680,000	1,676,652
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	43,912	43,932
Class A4, 1.96% 4/16/18	1,168,000	1,173,368
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,501,962
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	141,806	139,804
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5759% 12/27/29 (f)	39,996	39,562
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	60,922	463
Mercedes-Benz Auto Lease Trust Series 2013-A:
Class A3, 0.59% 2/15/16	1,960,000	1,962,117
Class A4, 0.72% 12/17/18	1,000,000	1,002,584
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,415,652
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	4,760,000	4,768,907
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	78,322	76,239
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	138,453	131,459
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	138,792	139,042
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (f)	61,285	40,769
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	50,738	46,885
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	30,946	14,892
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	585,000	586,009
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust: - continued
Series 2013-A Class A3, 0.61% 4/15/16	$ 2,210,000	$ 2,212,777
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,699,901
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.63% 5/15/17 (f)	2,900,000	2,909,570
Series 2013-A Class A, 0.46% 2/15/18 (f)	2,000,000	2,000,794
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (f)	456,579	447,458
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(e)(f)	71,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (c)(e)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	797,630	713,228
Class M4, 1.6055% 9/25/34 (f)	1,086,724	611,705
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	187,294	153,945
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	648	614
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	1,414,182	1,416,707
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,321,430
Series 2013-4:
Class A2, 0.89% 9/15/16	1,034,645	1,036,238
Class A3, 1.11% 12/15/17	1,170,000	1,176,948
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	128,450	108,269
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8229% 6/15/33 (f)	226,150	211,016
Class C, 1.1929% 6/15/33 (f)	960,408	828,948
Series 2004-B:
Class A2, 0.4429% 6/15/21 (f)	894,178	883,559
Class C, 1.1129% 9/15/33 (f)	1,388,554	1,205,459
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4355% 9/25/19 (f)	2,189,000	2,184,160
Series 2013-1 Class A2, 0.4055% 9/25/19 (f)	2,790,000	2,780,149
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	6,454	4,505
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	86,903	82,481
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	1,450,000	1,457,655
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust: - continued
Series 2014-A Class A3, 0.8% 4/20/17	$ 1,619,000	$ 1,618,942
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,246,730
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (e)(f)	1,390,734	1,344,840
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	907,173	909,365
TOTAL ASSET-BACKED SECURITIES (Cost $152,041,168)		151,825,064
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (e)(f)	110,106	109,944
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (e)(f)	1,034,696	1,072,187
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.294% 12/20/54 (e)(f)	2,216,904	2,193,848
Class C2, 1.354% 12/20/54 (e)(f)	762,000	737,083
Series 2006-2:
Class A4, 0.234% 12/20/54 (f)	435,445	430,524
Class C1, 1.094% 12/20/54 (f)	3,254,000	3,074,705
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	142,000	135,184
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	381,000	370,523
Class C1, 0.914% 12/20/54 (f)	233,000	219,882
Class M1, 0.494% 12/20/54 (f)	100,000	95,120
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	235,000	220,242
Class 1M1, 0.454% 12/20/54 (f)	153,000	145,916
Class 2C1, 1.014% 12/20/54 (f)	107,000	100,762
Class 2M1, 0.654% 12/20/54 (f)	196,000	186,690
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (f)	272,000	256,142
Class 3A1, 0.3345% 12/17/54 (f)	165,555	163,882
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	783,359	780,486
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6366% 1/20/44 (f)	$ 141,916	$ 141,222
Class 1C, 2.6866% 1/20/44 (f)	54,183	53,726
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	2,071,082	2,057,477
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (f)	1,321,409	1,313,744
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	69,927	53,351
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	104,839	95,091
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5065% 7/10/35 (e)(f)	38,376	35,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	3,558	3,469
TOTAL PRIVATE SPONSOR		14,046,507
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6555% 9/25/23 (f)	143,088	143,686
Series 2013-9 Class FA, 0.5055% 3/25/42 (f)	2,510,352	2,512,203
floater planned amortization class Series 2005-90 Class FC, 0.4055% 10/25/35 (f)	639,785	640,473
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,136,816	1,214,384
planned amortization class Series 2012-94 Class E, 3% 6/25/22	763,867	794,543
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	229,159	252,857
Series 2003-76 Class BA, 4.5% 3/25/18	141,671	143,930
Series 2009-31 Class A, 4% 2/25/24	190,659	199,730
Series 2010-135 Class DE, 2.25% 4/25/24	736,076	750,586
Series 2011-16 Class FB, 0.3055% 3/25/31 (f)	1,662,176	1,663,114
Series 2010-123 Class DL, 3.5% 11/25/25	340,688	354,271
Series 2010-143 Class B, 3.5% 12/25/25	553,547	579,032
Series 2011-23 Class AB, 2.75% 6/25/20	456,333	471,290
Series 2013-40 Class PV, 2% 1/25/26	1,656,184	1,684,513
target amortization Series 2008-29 Class BG 4.7% 12/25/35	290,600	303,343
Freddie Mac:
floater Series 2711 Class FC, 1.0545% 2/15/33 (f)	1,098,021	1,115,248
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 3117 Class JF, 0.4545% 2/15/36 (f)	$ 687,276	$ 688,360
floater sequential payer Series 3943 Class EF 0.4045% 2/15/26 (f)	1,094,440	1,095,089
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,489,306	1,517,822
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	84,362	86,083
Series 2866 Class XE, 4% 12/15/18	159,492	161,570
Series 3081 Class CP 5.5% 10/15/34	975,044	992,183
Series 3792 Class DF, 0.5545% 11/15/40 (f)	1,811,577	1,816,636
Series 3820 Class DA, 4% 11/15/35	746,710	796,003
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	142,085	143,823
Series 3659 Class EJ 3% 6/15/18	931,516	957,541
Series 3696 Class AE, 1.2% 7/15/15	230,561	231,302
Series 3949 Class MK, 4.5% 10/15/34	588,667	634,129
Series 4221-CLS Class GA, 1.4% 7/15/23	3,039,199	3,038,755
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.407% 1/20/42 (f)	1,139,256	1,134,486
Series 2012-149:
Class LF, 0.407% 12/20/42 (f)	1,017,344	1,010,846
Class MF, 0.407% 12/20/42 (f)	2,468,118	2,452,316
Series 2013-37 Class F, 0.427% 3/20/43 (f)	684,779	680,775
Series 2013-9 Class F, 0.407% 1/20/43 (f)	1,779,798	1,771,633
floater planned amortization class Series 2005-47 Class FX, 0.307% 5/20/34 (f)	2,073,470	2,071,898
floater sequential payer:
Series 2010-120 Class FB 0.457% 9/20/35 (f)	759,702	761,899
Series 2011-150 Class D, 3% 4/20/37	318,593	323,340
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	222,254	224,245
Series 2010-99 Class PT, 3.5% 8/20/33	288,277	291,119
TOTAL U.S. GOVERNMENT AGENCY		35,705,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,117,144)		49,751,563
Commercial Mortgage Securities - 7.5%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	$ 326,968	$ 8,571
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	1,827,270	2,009,333
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (e)(f)	1,950,000	1,952,408
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(f)	5,589	4,505
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(f)	629,340	524,204
Class B1, 1.5555% 1/25/36 (e)(f)	40,434	8,270
Class M1, 0.6055% 1/25/36 (e)(f)	197,939	110,976
Class M2, 0.6255% 1/25/36 (e)(f)	75,112	39,797
Class M3, 0.6555% 1/25/36 (e)(f)	80,725	41,811
Class M4, 0.7655% 1/25/36 (e)(f)	41,307	20,202
Class M5, 0.8055% 1/25/36 (e)(f)	41,307	14,754
Class M6, 0.8555% 1/25/36 (e)(f)	41,918	12,395
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(f)	11,087	2,106
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(f)	323,803	225,868
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(f)	57,441	46,412
Class A2, 0.4755% 7/25/37 (e)(f)	53,799	36,865
Class M1, 0.5255% 7/25/37 (e)(f)	19,175	6,120
Class M2, 0.5655% 7/25/37 (e)(f)	10,760	1,715
Class M3, 0.6455% 7/25/37 (e)(f)	10,898	971
Class M4, 0.8055% 7/25/37 (e)(f)	9,844	303
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(f)	77,385	54,165
Class M1, 0.4655% 7/25/37 (e)(f)	58,463	37,438
Class M2, 0.4955% 7/25/37 (e)(f)	61,466	34,891
Class M3, 0.5255% 7/25/37 (e)(f)	99,494	43,625
Class M4, 0.6555% 7/25/37 (e)(f)	157,333	37,848
Class M5, 0.7555% 7/25/37 (e)(f)	78,431	13,260
Class M6, 0.9555% 7/25/37 (e)(f)	18,953	131
Series 2007-4A:
Class A2, 0.7055% 9/25/37 (e)(f)	761,447	203,645
Class M1, 1.1055% 9/25/37 (e)(f)	117,990	13,896
Class M2, 1.2055% 9/25/37 (e)(f)	117,990	7,532
Series 2006-2A Class IO, 0% 7/25/36 (e)(h)	6,266,400	1
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(f)	$ 42,908	$ 42,050
Class F, 0.5045% 3/15/22 (e)(f)	168,653	160,220
Class G, 0.5545% 3/15/22 (e)(f)	43,346	39,878
Class H, 0.7045% 3/15/22 (e)(f)	52,963	47,137
Class J, 0.8545% 3/15/22 (e)(f)	52,963	46,078
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,282,255	1,330,506
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,783,372	1,949,353
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	1,857,359	2,014,469
Series 2005-T18 Class A4, 4.933% 2/13/42	1,767,861	1,823,722
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	1,372,861	1,497,329
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(f)	64,873	62,517
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,102,417	1,232,922
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(f)(h)	4,641,413	63,184
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.32% 5/15/30 (e)(f)	1,620,000	1,621,019
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	735,241	733,532
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (f)	640,000	675,622
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	2,925,276	3,118,760
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	443,992	446,278
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(f)	16,009	15,991
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	2,586,224	2,820,471
Series 2004-LB4A Class A5, 4.84% 10/15/37	5,313,018	5,365,420
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	353,230	352,684
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	406,527	587
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(f)	156,265	154,958
0.4245% 2/15/22 (e)(f)	84,521	83,468
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class F, 0.4745% 2/15/22 (e)(f)	$ 169,020	$ 165,486
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	194,143	196,654
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (e)(f)	887,338	886,879
Class A2FL, 0.8571% 12/5/31 (e)(f)	1,160,000	1,154,918
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,394,459	1,417,787
Series K707 Class A1, 1.615% 9/25/18	1,598,391	1,623,351
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2808% 3/10/44 (f)	1,770,000	1,888,038
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(f)(h)	203,796	4,247
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	994,012	1,067,874
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	938,282	947,670
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(f)	1,170,000	1,161,898
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(f)(h)	56,002,376	108,813
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	653,303	655,888
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	963,687	1,033,067
Class A2, 5.506% 4/10/38	16,631	16,643
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (e)	290,000	289,287
Series 2013-KYO Class A, 1.0065% 11/8/29 (e)(f)	1,880,000	1,875,324
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,197,241	1,310,169
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	560,860	564,414
Series 2012-GC6 Class A1, 1.282% 1/10/45	281,802	283,134
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	723,039	718,415
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (e)(f)	1,093,000	1,094,250
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	837,564	838,280
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class D, 0.3845% 11/15/18 (e)(f)	$ 14,992	$ 14,303
Class E, 0.4345% 11/15/18 (e)(f)	21,245	20,236
Class F, 0.4845% 11/15/18 (e)(f)	31,865	30,271
Class G, 0.5145% 11/15/18 (e)(f)	27,694	26,240
Class H, 0.6545% 11/15/18 (e)(f)	21,250	19,922
Series 2013-FL3 Class A1, 0.9545% 4/15/28 (e)(f)	1,540,000	1,533,331
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,903,180	2,082,402
Series 2007-LD11 Class A2, 5.7984% 6/15/49 (f)	361,974	364,135
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	2,168,916	2,375,924
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,461,867	2,474,672
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	1,321,242	1,354,845
Series 2004-C8, 4.799% 12/15/29	851,867	863,332
Series 2007-C2 Class XCP, 0.4818% 2/15/40 (f)(h)	27,076,700	19,522
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(f)	33,682	33,434
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	503,444	533,380
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	1,648,509	1,805,890
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	136,210	136,401
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	11,592,142	61,786
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,005,753	1,009,941
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(f)	45,397	34,162
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(f)	593,018	589,391
Class D, 0.345% 10/15/20 (e)(f)	84,694	81,822
Class E, 0.405% 10/15/20 (e)(f)	105,926	101,804
Class F, 0.455% 10/15/20 (e)(f)	63,569	60,460
Class G, 0.495% 10/15/20 (e)(f)	78,581	75,235
Class H, 0.585% 10/15/20 (e)(f)	49,464	45,627
Class J, 0.735% 10/15/20 (e)(f)	28,557	12,349
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	$ 439,081	$ 445,093
Series 2012-C4 Class A1, 1.085% 3/15/45	801,966	803,451
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	980,331	1,067,821
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (e)(f)	1,175,000	1,176,216
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	542,436	545,250
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	607,329	603,874
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(f)	181,663	180,527
Class G, 0.5145% 9/15/21 (e)(f)	225,785	221,269
Class J, 0.7545% 9/15/21 (e)(f)	50,198	44,174
Series 2007-WHL8 Class F, 0.6345% 6/15/20 (e)(f)	376,985	343,957
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	930,693	1,019,030
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (f)	1,891,201	2,029,414
Class A5, 5.416% 1/15/45 (f)	2,290,000	2,462,080
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	1,670,882	1,803,568
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	1,284,740	1,406,894
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(f)(h)	30,603,559	6,546
Series 2007-C31A Class A2, 5.421% 4/15/47	370,492	370,582
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	426,642	423,470
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $83,578,706)		81,228,692
Municipal Securities - 0.8%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,711,076
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011, 4.511% 3/1/15	$ 1,515,000	$ 1,572,252
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45% 3/7/14, VRDN (f)(g)	2,000,000	2,000,000
TOTAL MUNICIPAL SECURITIES (Cost $8,248,268)		8,283,328
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (e)	1,165,000	1,186,844
Ontario Province 1% 7/22/16	4,000,000	4,033,228
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,220,072
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $8,987,970)	8,987,970	8,987,970
Cash Equivalents - 3.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $36,867,000)	$ 36,867,154	36,867,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,111,525,997)		1,117,947,370
NET OTHER ASSETS (LIABILITIES) (k) - (3.5)%		(37,905,950)
NET ASSETS - 100%		$ 1,080,041,420
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,714	$ (50,348)	$ -	$ (50,348)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,400,021 or 10.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $387,543 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 372,207
(j) Security or a portion of the security is on loan at period end.
(k) Includes cash collateral of $600 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,867,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 36,543,985
Mizuho Securities USA, Inc.	323,015
$ 36,867,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,606
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 454,344,989	$ -	$ 453,957,446	$ 387,543
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 287,442,070	$ -	$ 287,442,070	$ -
U.S. Government Agency - Mortgage Securities	33,996,622	-	33,996,622	-
Asset-Backed Securities	151,825,064	-	149,514,141	2,310,923
Collateralized Mortgage Obligations	49,751,563	-	49,716,256	35,307
Commercial Mortgage Securities	81,228,692	-	81,194,529	34,163
Municipal Securities	8,283,328	-	8,283,328	-
Foreign Government and Government Agency Obligations	5,220,072	-	5,220,072	-
Money Market Funds	8,987,970	8,987,970	-	-
Cash Equivalents	36,867,000	-	36,867,000	-
Total Investments in Securities:	$ 1,117,947,370	$ 8,987,970	$ 1,106,191,464	$ 2,767,936
Derivative Instruments:
Liabilities
Swaps	$ (50,348)	$ -	$ (50,348)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (50,348)
Total Value of Derivatives	$ -	$ (50,348)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	3.9%
Canada	2.7%
Netherlands	1.3%
Japan	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $36,106,884 and repurchase agreements of $36,867,000) - See accompanying schedule: Unaffiliated issuers (cost $1,102,538,027)	$ 1,108,959,400
Fidelity Central Funds (cost $8,987,970)	8,987,970
Total Investments (cost $1,111,525,997)		$ 1,117,947,370
Cash		846
Receivable for investments sold		17,705,109
Receivable for swaps		252
Receivable for fund shares sold		1,201,434
Interest receivable		3,215,895
Distributions receivable from Fidelity Central Funds		498
Prepaid expenses		1,433
Other receivables		889
Total assets		1,140,073,726

Liabilities
Payable for investments purchased	$ 20,010,335
Payable for fund shares redeemed	2,415,573
Distributions payable	38,654
Bi-lateral OTC swaps, at value	50,346
Accrued management fee	281,415
Distribution and service plan fees payable	128,059
Other affiliated payables	166,751
Other payables and accrued expenses	73,573
Collateral on securities loaned, at value	36,867,600
Total liabilities		60,032,306

Net Assets		$ 1,080,041,420
Net Assets consist of:
Paid in capital		$ 1,112,498,331
Undistributed net investment income		593,764
Accumulated undistributed net realized gain (loss) on investments		(39,421,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,371,206
Net Assets		$ 1,080,041,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($210,407,153 ÷ 22,463,175 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class T: Net Asset Value and redemption price per share ($116,041,863 ÷ 12,377,991 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($4,489,041 ÷ 479,636 shares)A	$ 9.36

Class C: Net Asset Value and offering price per share ($99,651,289 ÷ 10,655,557 shares)A	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($649,452,074 ÷ 69,276,224 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Interest		$ 7,991,377
Income from Fidelity Central Funds		4,606
Total income		7,995,983

Expenses
Management fee	$ 1,731,082
Transfer agent fees	832,360
Distribution and service plan fees	783,681
Accounting and security lending fees	195,520
Custodian fees and expenses	13,382
Independent trustees' compensation	2,211
Registration fees	59,144
Audit	90,592
Legal	2,826
Miscellaneous	3,624
Total expenses		3,714,422
Net investment income (loss)		4,281,561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,518,816
Swaps	1,638
Total net realized gain (loss)		1,520,454
Change in net unrealized appreciation (depreciation) on: Investment securities	5,927,256
Swaps	(3,925)
Total change in net unrealized appreciation (depreciation)		5,923,331
Net gain (loss)		7,443,785
Net increase (decrease) in net assets resulting from operations		$ 11,725,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,281,561	$ 8,561,979
Net realized gain (loss)	1,520,454	3,181,582
Change in net unrealized appreciation (depreciation)	5,923,331	(8,274,779)
Net increase (decrease) in net assets resulting from operations	11,725,346	3,468,782
Distributions to shareholders from net investment income	(3,741,396)	(8,004,871)
Share transactions - net increase (decrease)	(62,447,945)	(108,452,215)
Total increase (decrease) in net assets	(54,463,995)	(112,988,304)

Net Assets
Beginning of period	1,134,505,415	1,247,493,719
End of period (including undistributed net investment income of $593,764 and undistributed net investment income of $53,599, respectively)	$ 1,080,041,420	$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Income from Investment Operations
Net investment income (loss) E	.035	.070	.090	.134	.189	.237
Net realized and unrealized gain (loss)	.064	(.046)	.058	.062	.273	.007
Total from investment operations	.099	.024	.148	.196	.462	.244
Distributions from net investment income	(.029)	(.064)	(.098)	(.136)	(.192)	(.224)
Net asset value, end of period	$ 9.37	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Total Return B, C, D	1.07%	.25%	1.61%	2.14%	5.21%	2.81%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.70%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.71% A	.70%	.69%	.70%	.71%	.74%
Net investment income (loss)	.75% A	.75%	.97%	1.44%	2.07%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,407	$ 205,581	$ 212,725	$ 250,546	$ 254,410	$ 265,959
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) E	.034	.069	.089	.134	.189	.237
Net realized and unrealized gain (loss)	.055	(.036)	.059	.052	.273	.016
Total from investment operations	.089	.033	.148	.186	.462	.253
Distributions from net investment income	(.029)	(.063)	(.098)	(.136)	(.192)	(.223)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return B, C, D	.96%	.36%	1.60%	2.03%	5.20%	2.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.70%	.70%	.70%	.71%	.75%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions	.71% A	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	.74% A	.74%	.96%	1.44%	2.08%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,042	$ 127,404	$ 140,285	$ 163,217	$ 189,230	$ 253,439
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.004)	(.006)	.015	.059	.115	.167
Net realized and unrealized gain (loss)	.064	(.042)	.059	.062	.273	.007
Total from investment operations	.060	(.048)	.074	.121	.388	.174
Distributions from net investment income	-	(.002)	(.024)	(.061)	(.118)	(.154)
Net asset value, end of period	$ 9.36	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return B, C, D	.65%	(.51)%	.79%	1.31%	4.35%	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Net investment income (loss)	(.09)% A	(.06)%	.16%	.63%	1.26%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,489	$ 5,824	$ 7,991	$ 9,337	$ 12,587	$ 12,579
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.005)	(.009)	.012	.056	.113	.164
Net realized and unrealized gain (loss)	.065	(.050)	.058	.062	.273	.006
Total from investment operations	.060	(.059)	.070	.118	.386	.170
Distributions from net investment income	-	(.001)	(.020)	(.058)	(.116)	(.150)
Net asset value, end of period	$ 9.35	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return B, C, D	.65%	(.63)%	.76%	1.29%	4.33%	1.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of all reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Net investment income (loss)	(.10)% A	(.10)%	.13%	.61%	1.24%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,651	$ 99,283	$ 114,564	$ 132,589	$ 131,947	$ 103,378
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) D	.043	.087	.106	.150	.205	.255
Net realized and unrealized gain (loss)	.055	(.036)	.058	.052	.273	.016
Total from investment operations	.098	.051	.164	.202	.478	.271
Distributions from net investment income	(.038)	(.081)	(.114)	(.152)	(.208)	(.241)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return B, C	1.05%	.54%	1.78%	2.21%	5.38%	3.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.52%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52% A	.52%	.52%	.53%	.53%	.54%
Expenses net of all reductions	.52% A	.52%	.52%	.53%	.53%	.54%
Net investment income (loss)	.94% A	.93%	1.14%	1.62%	2.25%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,452	$ 696,413	$ 771,929	$ 719,891	$ 647,129	$ 618,098
Portfolio turnover rate F	69% A	61%	75%	204%	217%	318% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

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3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Gross unrealized appreciation	$ 12,194,598
Gross unrealized depreciation	(5,246,742)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,947,856

Tax cost	$ 1,110,999,514

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,386,459)
2018	(16,553,917)
Total capital loss carryforward	$ (40,940,376)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,638	$ (3,925)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,042,086 and $157,602,437, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 157,278	$ 33,337
Class T	-%	.15%	90,309	1,729
Class B	.65%	.25%	22,503	16,329
Class C	.75%	.25%	513,591	61,191
			$ 783,681	$ 112,586

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,490
Class T	3,546
Class B*	5,647
Class C*	5,449
$ 23,132

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 180,456.17
Class T	106,513.18
Class B	6,221.25
Class C	84,757.17
Institutional Class	454,413.14
	$ 832,360

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $963 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

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Notes to Financial Statements - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,405.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 652,689	$ 1,410,291
Class T	371,761	893,136
Class B	-	1,897
Class C	-	9,658
Institutional Class	2,716,946	5,689,889
Total	$ 3,741,396	$ 8,004,871

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	5,565,878	11,496,613	$ 51,967,421	$ 107,294,279
Reinvestment of distributions	58,337	126,069	545,276	1,177,755
Shares redeemed	(5,269,134)	(12,302,175)	(49,194,366)	(114,887,195)
Net increase (decrease)	355,081	(679,493)	$ 3,318,331	$ (6,415,161)
Class T
Shares sold	1,064,408	3,332,565	$ 9,950,881	$ 31,097,191
Reinvestment of distributions	36,202	86,213	338,607	805,937
Shares redeemed	(2,411,838)	(4,744,465)	(22,534,027)	(44,345,628)
Net increase (decrease)	(1,311,228)	(1,325,687)	$ (12,244,539)	$ (12,442,500)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class B
Shares sold	24,183	214,700	$ 225,855	$ 2,003,114
Reinvestment of distributions	-	177	-	1,658
Shares redeemed	(170,711)	(443,261)	(1,593,023)	(4,146,267)
Net increase (decrease)	(146,528)	(228,384)	$ (1,367,168)	$ (2,141,495)
Class C
Shares sold	2,160,063	3,663,030	$ 20,127,824	$ 34,202,978
Reinvestment of distributions	-	814	-	7,624
Shares redeemed	(2,186,419)	(5,239,044)	(20,394,241)	(48,973,947)
Net increase (decrease)	(26,356)	(1,575,200)	$ (266,417)	$ (14,763,345)
Institutional Class
Shares sold	8,080,698	25,354,904	$ 75,526,660	$ 237,039,059
Reinvestment of distributions	277,392	582,791	2,594,471	5,447,207
Shares redeemed	(13,909,747)	(33,730,632)	(130,009,283)	(315,175,980)
Net increase (decrease)	(5,551,657)	(7,792,937)	$ (51,888,152)	$ (72,689,714)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of each of Class B and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-USAN-0414
1.784905.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.71%
Actual		$ 1,000.00	$ 1,010.70	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class T	.71%
Actual		$ 1,000.00	$ 1,009.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class B	1.54%
Actual		$ 1,000.00	$ 1,006.50	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.56%
Actual		$ 1,000.00	$ 1,006.50	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,010.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations † 33.3%	U.S. Government and U.S. Government Agency Obligations † 34.3%
AAA 19.9%	AAA 20.2%
AA 8.0%	AA 7.9%
A 17.7%	A 17.2%
BBB 18.4%	BBB 17.5%
BB and Below 1.1%	BB and Below 0.9%
Not Rated 0.7%	Not Rated 0.0% † †
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	1.9	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 42.1%		Corporate Bonds 40.7%
	U.S. Government and U.S. Government Agency Obligations † 33.3%		U.S. Government and U.S. Government Agency Obligations † 34.3%
	Asset-Backed Securities 14.1%		Asset-Backed Securities 14.1%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.6%		Municipal Bonds 0.5%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	13.1%	** Foreign investments	12.6%
* Futures and Swaps 0.0% ††		** Futures and Swaps 0.0% ††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 2,210,000	$ 2,226,135
1.3% 7/31/15 (e)	2,620,000	2,641,853
1.45% 8/1/16 (e)	1,740,000	1,756,433
1.65% 4/10/15 (e)	1,310,000	1,323,559
1.95% 3/28/14 (e)	2,076,000	2,077,821
2.3% 1/9/15 (e)	1,330,000	1,350,130
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	1,090,000	1,094,860
1.625% 3/22/15 (e)	2,300,000	2,323,248
		14,794,039
Media - 1.6%
COX Communications, Inc.:
5.5% 10/1/15	238,000	255,086
6.25% 6/1/18 (e)	500,000	576,905
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,556,511
NBCUniversal, Inc.:
2.875% 4/1/16	1,200,000	1,250,278
3.65% 4/30/15	2,330,000	2,415,038
News America, Inc. 5.3% 12/15/14	2,007,000	2,085,193
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	533,960
1.3% 2/23/17	374,000	373,720
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,375,203
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,989,330
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,643,520
Walt Disney Co. 1.1% 12/1/17	976,000	971,523
		17,026,267
TOTAL CONSUMER DISCRETIONARY		31,820,306
CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,508,715
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,643,860
1.5% 7/14/14	1,611,000	1,617,560
FBG Finance Ltd. 5.125% 6/15/15 (e)	1,054,000	1,111,527
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (e)	$ 1,492,000	$ 1,495,464
1.4% 10/1/17 (e)	556,000	554,730
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,660,000	2,748,219
		12,680,075
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,646,928
Walgreen Co.:
1% 3/13/15	1,695,000	1,701,877
1.8% 9/15/17	678,000	686,698
		4,035,503
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	973,811
1.55% 5/16/14	1,200,000	1,202,951
Kellogg Co. 0.4666% 2/13/15 (f)	1,685,000	1,685,490
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,725,844
William Wrigley Jr. Co. 1.4% 10/21/16 (e)	681,000	685,369
		7,273,465
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,420,382
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,244,237
6.75% 6/15/17	1,644,000	1,903,214
		5,567,833
TOTAL CONSUMER STAPLES		29,556,876
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Cameron International Corp.:
1.15% 12/15/16	750,000	750,790
1.6% 4/30/15	1,005,000	1,015,465
Nabors Industries, Inc. 2.35% 9/15/16 (e)	575,000	588,790
Petrofac Ltd. 3.4% 10/10/18 (e)	1,800,000	1,826,024
		4,181,069
Oil, Gas & Consumable Fuels - 2.8%
BG Energy Capital PLC 2.875% 10/15/16 (e)	1,350,000	1,415,024
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 1.45% 11/14/14	$ 2,453,000	$ 2,470,205
Devon Energy Corp. 1.2% 12/15/16	1,228,000	1,232,312
Enbridge, Inc. 0.8966% 10/1/16 (f)	2,500,000	2,507,023
Enterprise Products Operating LP 1.25% 8/13/15	962,000	969,543
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,788,313
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,987,750
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,336,500
3.875% 1/27/16	1,151,000	1,182,653
Petroleos Mexicanos 3.125% 1/23/19 (e)	173,000	176,893
Phillips 66 Co.:
1.95% 3/5/15	2,620,000	2,657,814
2.95% 5/1/17	650,000	683,960
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,500,000	1,491,260
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,835,000	1,865,813
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	326,194
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,410,080
1% 1/10/17	3,000,000	3,024,831
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (f)	4,000,000	4,030,492
		30,556,660
TOTAL ENERGY		34,737,729
FINANCIALS - 24.7%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,102,380
1.748% 9/15/17	3,500,000	3,500,000
2.375% 1/22/18	2,200,000	2,230,633
JPMorgan Chase & Co.:
0.8544% 2/26/16 (f)	1,000,000	1,005,419
1.1% 10/15/15	1,080,000	1,086,366
1.125% 2/26/16	1,100,000	1,106,532
1.35% 2/15/17	6,000,000	6,024,948
Morgan Stanley:
1.1944% 12/19/14 (f)	1,000,000	1,004,529
1.75% 2/25/16	2,966,000	3,016,852
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 3,400,000	$ 3,782,021
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,177,695
		27,037,375
Commercial Banks - 11.2%
ABN AMRO Bank NV 1.0354% 10/28/16 (e)(f)	2,000,000	2,010,004
ANZ Banking Group Ltd. 0.4364% 5/7/15 (e)(f)	1,100,000	1,101,746
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,677,978
1.25% 1/10/17	1,630,000	1,639,307
Bank of America NA:
1.25% 2/14/17	1,080,000	1,081,063
5.3% 3/15/17	250,000	277,030
Bank of England 0.5% 3/6/15 (e)	3,902,000	3,912,301
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,174,120
1.375% 12/18/17	1,069,000	1,063,867
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (e)	2,200,000	2,198,429
1.55% 9/9/16 (e)	1,150,000	1,164,464
BNP Paribas 2.375% 9/14/17	1,207,000	1,241,205
BPCE SA 1.625% 2/10/17	1,080,000	1,080,108
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,042,279
Capital One Bank NA:
1.15% 11/21/16	779,000	779,979
1.2% 2/13/17	1,979,000	1,980,375
Commonwealth Bank of Australia 1.95% 3/16/15	1,310,000	1,331,079
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,193,500
Danske Bank A/S 1.2917% 4/14/14 (e)(f)	1,800,000	1,801,550
Discover Bank 2% 2/21/18	2,500,000	2,497,150
Fifth Third Bancorp 3.625% 1/25/16	673,000	708,551
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,206,963
HSBC Bank PLC:
1.5% 5/15/18 (e)	1,090,000	1,073,794
3.1% 5/24/16 (e)	1,210,000	1,271,133
Huntington National Bank:
1.3% 11/20/16	740,000	743,910
1.35% 8/2/16	529,000	533,351
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,506,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 735,000	$ 734,443
5.8% 7/1/14	4,064,000	4,133,885
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080,000	1,088,366
Marshall & Ilsley Bank 5% 1/17/17	86,000	93,461
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	3,280,000	3,254,636
National Australia Bank Ltd. 0.5371% 1/22/15 (e)(f)	2,000,000	2,005,266
National Bank of Canada 1.5% 6/26/15	1,794,000	1,818,040
Nordea Bank AB 0.875% 5/13/16 (e)	1,640,000	1,636,864
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,012,906
1.15% 11/1/16	1,281,000	1,288,104
1.3% 10/3/16	1,130,000	1,140,529
PNC Funding Corp. 3.625% 2/8/15	1,445,000	1,488,054
Rabobank (Netherlands) NV 2.125% 10/13/15	862,000	885,614
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,083,392
5.75% 6/15/15	1,150,000	1,215,424
Royal Bank of Canada:
0.6116% 3/8/16 (f)	1,500,000	1,505,397
0.85% 3/8/16	1,000,000	1,003,360
1.2% 1/23/17	1,261,000	1,267,939
1.45% 9/9/16	919,000	934,482
1.5% 1/16/18	2,210,000	2,205,858
2.2% 7/27/18	1,000,000	1,015,971
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,897,517
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,514,263
1.45% 7/19/16	2,500,000	2,525,638
1.8% 7/18/17	1,970,000	1,984,426
SunTrust Banks, Inc.:
0.5256% 8/24/15 (f)	500,000	498,509
0.5466% 4/1/15 (f)	4,270,000	4,261,951
3.5% 1/20/17	1,449,000	1,536,301
5% 9/1/15	1,059,000	1,122,562
Svenska Handelsbanken AB 0.6959% 3/21/16 (f)	1,100,000	1,104,270
The Toronto Dominion Bank 0.4177% 5/1/15 (f)	1,500,000	1,502,535
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,178,081
Union Bank NA 1.5% 9/26/16	753,000	765,311
Wachovia Bank NA 0.6176% 11/3/14 (f)	1,820,000	1,822,874
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 3.625% 4/15/15	$ 2,400,000	$ 2,486,774
Wells Fargo Bank NA 0.4459% 5/16/16 (f)	4,500,000	4,476,551
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,226,219
1.125% 9/25/15	2,685,000	2,711,334
2% 8/14/17	2,250,000	2,300,099
		121,018,540
Consumer Finance - 4.5%
American Express Credit Corp.:
0.6866% 11/13/15 (f)	2,735,000	2,748,270
0.875% 11/13/15	1,090,000	1,095,739
1.3% 7/29/16	1,120,000	1,131,645
2.75% 9/15/15	2,530,000	2,614,120
2.8% 9/19/16	970,000	1,015,125
American Honda Finance Corp.:
0.6094% 5/26/16 (e)(f)	1,500,000	1,506,807
1.125% 10/7/16	1,520,000	1,532,581
Capital One Financial Corp.:
0.8765% 11/6/15 (f)	1,000,000	1,003,276
1% 11/6/15	1,090,000	1,093,040
2.15% 3/23/15	1,300,000	1,321,996
Caterpillar Financial Services Corp.:
0.4744% 2/26/16 (f)	2,000,000	2,004,576
2.75% 6/24/15	701,000	722,928
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,115,319
2.75% 5/15/15	2,000,000	2,046,950
3% 6/12/17	2,950,000	3,071,817
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,309,426
1.5% 7/12/16	10,000,000	10,169,560
1.625% 7/2/15	3,165,000	3,216,127
2.25% 11/9/15	3,150,000	3,241,372
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	960,662
2.375% 2/13/15	2,353,000	2,396,858
Hyundai Capital America:
1.45% 2/6/17 (e)	1,401,000	1,400,365
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (e)	$ 1,410,000	$ 1,424,369
1.875% 8/9/16 (e)	295,000	299,385
		48,442,313
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	510,984
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,228,346
1.5% 10/9/15	1,000,000	1,010,727
3.7% 9/1/15	3,960,000	4,127,148
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,788,980
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,112,106
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,073,585
2.248% 11/1/16	1,320,000	1,367,243
Citigroup, Inc.:
1.1986% 7/25/16 (f)	2,000,000	2,022,308
1.25% 1/15/16	5,049,000	5,080,475
1.3% 4/1/16	1,650,000	1,659,403
1.3% 11/15/16	1,759,000	1,763,584
1.7% 7/25/16	5,000,000	5,068,000
2.65% 3/2/15	3,350,000	3,416,337
3.953% 6/15/16	2,000,000	2,126,990
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,019,285
JPMorgan Chase & Co. 3.4% 6/24/15	2,005,000	2,076,633
MetLife Institutional Funding II 0.6129% 1/6/15 (e)(f)	1,000,000	1,002,743
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	275,738
TECO Finance, Inc. 4% 3/15/16	400,000	424,267
		45,154,882
Insurance - 1.9%
AEGON NV 4.625% 12/1/15	1,480,000	1,573,527
American International Group, Inc. 3.8% 3/22/17	818,000	878,752
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,122,559
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,354,777
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,035,299
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,741
MetLife, Inc. 1.756% 12/15/17 (d)	465,000	471,497
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.5% 1/10/18 (e)	$ 2,559,000	$ 2,514,630
2% 1/9/15 (e)	4,359,000	4,418,675
2.5% 9/29/15 (e)	1,000,000	1,030,514
Pricoa Global Funding I 1.15% 11/25/16 (e)	1,100,000	1,102,019
Principal Life Global Funding II:
0.6036% 5/27/16 (e)(f)	1,000,000	1,001,549
0.8671% 7/9/14 (e)(f)	2,000,000	2,004,264
Prudential Financial, Inc. 2.3% 8/15/18	365,000	368,856
		20,075,659
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	383,487
Equity One, Inc. 5.375% 10/15/15	144,000	153,919
Health Care REIT, Inc. 2.25% 3/15/18	341,000	343,755
Simon Property Group LP 2.15% 9/15/17	500,000	513,179
		1,394,340
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	778,810
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,817,731
Ventas Realty LP 1.55% 9/26/16	287,000	290,239
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	697,548
		3,584,328
TOTAL FINANCIALS		266,707,437
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,312,815
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	134,633
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	1,997,466
WellPoint, Inc. 1.875% 1/15/18	647,000	646,635
		2,778,734
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,033
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,222,211
1.75% 11/6/17	1,865,000	1,878,521
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 364,000	$ 365,645
Perrigo Co. PLC 1.3% 11/8/16 (e)	302,000	302,351
Sanofi SA 2.625% 3/29/16	1,263,000	1,317,011
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,210,770
Zoetis, Inc.:
1.15% 2/1/16	978,000	982,584
1.875% 2/1/18	174,000	174,489
		8,453,582
TOTAL HEALTH CARE		12,853,164
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (e)	1,500,000	1,515,533
Airlines - 0.0%
Iberbond 2004 PLC 4.826% 12/24/17 (i)	383,706	387,543
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,150,050
TOTAL INDUSTRIALS		3,053,126
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,709,874
Computers & Peripherals - 0.3%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,197,578
Hewlett-Packard Co. 2.625% 12/9/14	1,330,000	1,350,708
		3,548,286
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	678,000	684,138
2.375% 12/17/18	225,000	224,136
		908,274
IT Services - 0.8%
IBM Corp. 1.95% 7/22/16	1,621,000	1,671,035
The Western Union Co.:
2.375% 12/10/15	490,000	502,780
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.: - continued
2.875% 12/10/17	$ 1,114,000	$ 1,146,054
Xerox Corp. 1.0559% 5/16/14 (f)	5,738,000	5,743,577
		9,063,446
TOTAL INFORMATION TECHNOLOGY		16,229,880
MATERIALS - 0.3%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	589,559
Metals & Mining - 0.3%
Rio Tinto Finance (U.S.A.) PLC:
1.0839% 6/17/16 (f)	1,000,000	1,008,614
1.375% 6/17/16	1,774,000	1,792,542
		2,801,156
TOTAL MATERIALS		3,390,715
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,092,205
2.5% 8/15/15	2,320,000	2,383,594
2.95% 5/15/16	1,200,000	1,253,560
British Telecommunications PLC:
1.25% 2/14/17	1,798,000	1,802,362
1.625% 6/28/16	645,000	655,663
2% 6/22/15	3,350,000	3,407,382
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,179,750
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	1,209,000	1,263,507
Verizon Communications, Inc.:
2% 11/1/16	2,727,000	2,795,287
2.5% 9/15/16	5,484,000	5,691,432
		21,524,742
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2439% 9/12/16 (f)	1,200,000	1,216,172
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
2.375% 9/8/16	$ 1,532,000	$ 1,582,556
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,524,263
		5,322,991
TOTAL TELECOMMUNICATION SERVICES		26,847,733
UTILITIES - 2.7%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,534,222
Duke Energy Corp.:
1.625% 8/15/17	602,000	606,623
3.95% 9/15/14	1,441,000	1,468,035
Entergy Louisiana LLC 1.875% 12/15/14	748,000	756,476
FirstEnergy Corp. 2.75% 3/15/18	921,000	928,357
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,379,133
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,240,523
Niagara Mohawk Power Corp. 3.553% 10/1/14 (e)	2,675,000	2,722,406
Northeast Utilities 1.45% 5/1/18	291,000	284,760
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,035,676
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,124,588
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,534,376
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,191,891
		19,807,066
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	841,460
1.95% 8/15/16	848,000	868,414
2.25% 9/1/15	1,300,000	1,329,574
2.5469% 9/30/66 (f)	1,336,000	1,233,902
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (e)	1,618,000	1,614,159
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,017,282
Sempra Energy 2% 3/15/14	2,435,000	2,436,166
		9,340,957
TOTAL UTILITIES		29,148,023
TOTAL NONCONVERTIBLE BONDS (Cost $449,444,269)		454,344,989
U.S. Government and Government Agency Obligations - 26.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,327,568
1.625% 10/26/15	5,050,000	5,159,176
1.625% 11/27/18	686,000	687,456
1.875% 9/18/18	371,000	376,936
Freddie Mac:
0.875% 10/14/16	6,337,000	6,383,729
1% 9/29/17	6,227,000	6,214,222
1.25% 5/12/17	417,000	422,474
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,571,561
U.S. Treasury Obligations - 24.5%
U.S. Treasury Notes:
0.25% 2/29/16	8,760,000	8,747,000
0.375% 1/15/16	62,000,000	62,094,426
0.5% 7/31/17	5,000,000	4,932,810
0.625% 8/15/16	31,292,000	31,397,110
0.625% 12/15/16	24,856,000	24,867,657
0.625% 2/15/17	8,000,000	7,988,128
0.75% 1/15/17 (j)	42,701,000	42,827,779
0.875% 11/30/16	73,709,000	74,256,059
0.875% 1/31/17	7,993,000	8,039,208
TOTAL U.S. TREASURY OBLIGATIONS		265,150,177
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,720,332
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $286,864,505)		287,442,070
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.9%
1.85% 10/1/33 (f)	52,266	54,255
1.91% 3/1/35 (f)	34,440	35,862
2.045% 10/1/35 (f)	28,566	29,625
2.256% 11/1/34 (f)	218,827	231,825
2.259% 5/1/33 (f)	7,614	7,929
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.303% 7/1/35 (f)	$ 370,465	$ 394,664
2.332% 3/1/35 (f)	22,534	23,898
2.335% 5/1/35 (f)	394,645	416,776
2.371% 12/1/33 (f)	233,056	246,295
2.371% 10/1/35 (f)	493,444	522,782
2.377% 7/1/35 (f)	1,403,732	1,488,632
2.421% 10/1/33 (f)	62,175	65,887
2.423% 11/1/36 (f)	73,635	78,151
2.427% 12/1/34 (f)	212,648	225,708
2.435% 2/1/35 (f)	449,693	475,924
2.452% 8/1/35 (f)	307,549	326,919
2.486% 11/1/36 (f)	543,914	578,588
2.516% 7/1/35 (f)	146,993	156,233
2.527% 4/1/35 (f)	138,479	147,658
2.531% 10/1/41 (f)	671,361	699,924
2.536% 6/1/42 (f)	187,210	193,388
2.696% 9/1/41 (f)	815,575	853,969
2.742% 8/1/41 (f)	1,058,710	1,107,680
2.822% 10/1/35 (f)	88,847	94,511
2.949% 11/1/40 (f)	128,124	134,674
2.959% 9/1/41 (f)	148,260	155,688
3.032% 8/1/41 (f)	188,019	195,840
3.093% 10/1/41 (f)	76,419	80,395
3.201% 1/1/40 (f)	469,544	498,382
3.224% 7/1/41 (f)	216,062	227,364
3.345% 10/1/41 (f)	131,466	139,253
3.49% 3/1/40 (f)	323,007	338,889
3.5% 1/1/26 to 5/1/27	3,019,063	3,200,196
3.55% 7/1/41 (f)	234,299	248,822
3.589% 3/1/40 (f)	458,890	488,144
3.598% 12/1/39 (f)	114,188	120,107
4.5% 6/1/19 to 7/1/20	424,136	453,063
5.5% 11/1/17 to 11/1/34	5,203,681	5,730,129
6.5% 5/1/14 to 6/1/16	25,845	26,319
7% 1/1/16 to 11/1/18	22,336	23,550
7.5% 10/1/14	1,617	1,641
TOTAL FANNIE MAE		20,519,539
Freddie Mac - 1.2%
2.268% 11/1/35 (f)	321,284	340,692
2.432% 4/1/35 (f)	481,266	508,873
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.463% 1/1/35 (f)	$ 62,613	$ 66,282
2.518% 8/1/34 (f)	95,283	101,357
2.53% 8/1/36 (f)	164,685	175,184
2.606% 6/1/37 (f)	325,972	346,753
2.96% 8/1/41 (f)	531,569	557,000
3% 8/1/21	1,421,719	1,485,103
3.114% 9/1/41 (f)	290,180	304,964
3.23% 4/1/41 (f)	130,784	138,016
3.249% 9/1/41 (f)	137,121	144,617
3.281% 6/1/41 (f)	168,374	178,006
3.464% 5/1/41 (f)	151,522	160,936
3.5% 1/1/26	598,890	633,794
3.567% 4/1/40 (f)	337,746	359,277
3.61% 4/1/40 (f)	271,178	288,465
3.622% 6/1/41 (f)	225,823	240,409
3.695% 5/1/41 (f)	212,503	226,024
4% 6/1/24 to 4/1/26	4,588,161	4,902,352
4.5% 8/1/18 to 11/1/18	1,371,191	1,462,033
8.5% 5/1/26 to 7/1/28	51,508	61,763
12% 11/1/19	188	189
TOTAL FREDDIE MAC		12,682,089
Ginnie Mae - 0.0%
5.5% 6/15/35	440,379	495,599
7% 1/15/25 to 6/15/32	254,697	299,395
TOTAL GINNIE MAE		794,994
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,216,000)		33,996,622
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	328,311	316,845
Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	84,112	74,548
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,653,855
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,322,938
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	$ 3,837,000	$ 3,868,726
Series 2012-2 Class A, 0.6545% 3/15/16 (f)	1,300,000	1,300,092
Series 2012-3 Class A2, 1.21% 6/15/17	3,608,000	3,629,118
Series 2012-4 Class A, 1.72% 7/15/19	662,000	668,121
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,509,497
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,199,801
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,733,540
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,079,251
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,611,861
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,238,710
Series 2013-3 Class A2, 0.68% 10/11/16	852,993	853,289
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,639,963
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	11,399	6,080
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	133,940	132,484
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	82,560	76,441
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	154,170	48,090
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5545% 9/15/17 (e)(f)	2,000,000	2,005,000
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,255,044
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	1,000,568
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (e)(f)	211,736	84,165
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,132,487
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	228,766	132,304
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,002,471
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,203,387
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,505,720
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (e)	909,827	911,018
Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	2,500,000	2,501,410
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,992,117
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,368,160
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust: - continued
Series 2014-A2 Class A2, 1.02% 2/22/19	$ 2,160,000	$ 2,159,651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (f)	8,622	4,500
Series 2004-2 Class 3A4, 0.6555% 7/25/34 (f)	62,430	58,018
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	11,555	8,983
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	52,160	49,144
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,931,861
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,438,593
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,585,655
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,254,078
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (e)	1,500,000	1,500,170
Fannie Mae Series 2004-T5:
Class AB1, 0.6357% 5/28/35 (f)	159,655	147,963
Class AB3, 0.9224% 5/28/35 (f)	67,441	62,281
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	36,914	29,362
Ford Credit Auto Lease Trust Series 2013-B Class A3, 0.76% 9/15/16	870,000	872,469
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,090,612
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,385,726
Series 2013-3 Class A1, 0.79% 6/15/17	1,000,000	1,003,478
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,379,426
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5805% 11/25/34 (f)	104,293	13,978
Class M5, 1.6555% 11/25/34 (f)	40,226	693
Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	120,398	98,385
Class M4, 1.1755% 1/25/35 (f)	44,055	17,578
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(f)	298,000	247,721
GE Business Loan Trust Series 2003-1 Class A, 0.5845% 4/15/31 (e)(f)	7,328	6,883
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,459,806
Series 2012-4 Class A, 0.4545% 6/15/18 (f)	3,995,000	3,991,385
Series 2012-5 Class A, 0.95% 6/15/18	2,820,000	2,831,391
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (e)	$ 1,050,000	$ 1,052,863
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	2,743,000	2,743,099
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(f)	856,667	856,667
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	67,953	63,649
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	44,160	41,065
Series 2004-1 Class M2, 1.8555% 6/25/34 (f)	65,516	49,673
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	157,118	77,567
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,925,899
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5045% 5/15/18 (e)(f)	1,680,000	1,676,652
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	43,912	43,932
Class A4, 1.96% 4/16/18	1,168,000	1,173,368
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,501,962
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	141,806	139,804
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5759% 12/27/29 (f)	39,996	39,562
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	60,922	463
Mercedes-Benz Auto Lease Trust Series 2013-A:
Class A3, 0.59% 2/15/16	1,960,000	1,962,117
Class A4, 0.72% 12/17/18	1,000,000	1,002,584
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,415,652
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	4,760,000	4,768,907
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	78,322	76,239
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	138,453	131,459
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	138,792	139,042
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (f)	61,285	40,769
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	50,738	46,885
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	30,946	14,892
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	585,000	586,009
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust: - continued
Series 2013-A Class A3, 0.61% 4/15/16	$ 2,210,000	$ 2,212,777
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,699,901
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.63% 5/15/17 (f)	2,900,000	2,909,570
Series 2013-A Class A, 0.46% 2/15/18 (f)	2,000,000	2,000,794
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (f)	456,579	447,458
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(e)(f)	71,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (c)(e)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	797,630	713,228
Class M4, 1.6055% 9/25/34 (f)	1,086,724	611,705
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	187,294	153,945
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	648	614
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	1,414,182	1,416,707
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,321,430
Series 2013-4:
Class A2, 0.89% 9/15/16	1,034,645	1,036,238
Class A3, 1.11% 12/15/17	1,170,000	1,176,948
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	128,450	108,269
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8229% 6/15/33 (f)	226,150	211,016
Class C, 1.1929% 6/15/33 (f)	960,408	828,948
Series 2004-B:
Class A2, 0.4429% 6/15/21 (f)	894,178	883,559
Class C, 1.1129% 9/15/33 (f)	1,388,554	1,205,459
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4355% 9/25/19 (f)	2,189,000	2,184,160
Series 2013-1 Class A2, 0.4055% 9/25/19 (f)	2,790,000	2,780,149
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	6,454	4,505
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	86,903	82,481
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	1,450,000	1,457,655
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust: - continued
Series 2014-A Class A3, 0.8% 4/20/17	$ 1,619,000	$ 1,618,942
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,246,730
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (e)(f)	1,390,734	1,344,840
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	907,173	909,365
TOTAL ASSET-BACKED SECURITIES (Cost $152,041,168)		151,825,064
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (e)(f)	110,106	109,944
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (e)(f)	1,034,696	1,072,187
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.294% 12/20/54 (e)(f)	2,216,904	2,193,848
Class C2, 1.354% 12/20/54 (e)(f)	762,000	737,083
Series 2006-2:
Class A4, 0.234% 12/20/54 (f)	435,445	430,524
Class C1, 1.094% 12/20/54 (f)	3,254,000	3,074,705
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	142,000	135,184
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	381,000	370,523
Class C1, 0.914% 12/20/54 (f)	233,000	219,882
Class M1, 0.494% 12/20/54 (f)	100,000	95,120
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	235,000	220,242
Class 1M1, 0.454% 12/20/54 (f)	153,000	145,916
Class 2C1, 1.014% 12/20/54 (f)	107,000	100,762
Class 2M1, 0.654% 12/20/54 (f)	196,000	186,690
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (f)	272,000	256,142
Class 3A1, 0.3345% 12/17/54 (f)	165,555	163,882
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	783,359	780,486
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6366% 1/20/44 (f)	$ 141,916	$ 141,222
Class 1C, 2.6866% 1/20/44 (f)	54,183	53,726
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	2,071,082	2,057,477
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (f)	1,321,409	1,313,744
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	69,927	53,351
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	104,839	95,091
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5065% 7/10/35 (e)(f)	38,376	35,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	3,558	3,469
TOTAL PRIVATE SPONSOR		14,046,507
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6555% 9/25/23 (f)	143,088	143,686
Series 2013-9 Class FA, 0.5055% 3/25/42 (f)	2,510,352	2,512,203
floater planned amortization class Series 2005-90 Class FC, 0.4055% 10/25/35 (f)	639,785	640,473
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,136,816	1,214,384
planned amortization class Series 2012-94 Class E, 3% 6/25/22	763,867	794,543
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	229,159	252,857
Series 2003-76 Class BA, 4.5% 3/25/18	141,671	143,930
Series 2009-31 Class A, 4% 2/25/24	190,659	199,730
Series 2010-135 Class DE, 2.25% 4/25/24	736,076	750,586
Series 2011-16 Class FB, 0.3055% 3/25/31 (f)	1,662,176	1,663,114
Series 2010-123 Class DL, 3.5% 11/25/25	340,688	354,271
Series 2010-143 Class B, 3.5% 12/25/25	553,547	579,032
Series 2011-23 Class AB, 2.75% 6/25/20	456,333	471,290
Series 2013-40 Class PV, 2% 1/25/26	1,656,184	1,684,513
target amortization Series 2008-29 Class BG 4.7% 12/25/35	290,600	303,343
Freddie Mac:
floater Series 2711 Class FC, 1.0545% 2/15/33 (f)	1,098,021	1,115,248
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 3117 Class JF, 0.4545% 2/15/36 (f)	$ 687,276	$ 688,360
floater sequential payer Series 3943 Class EF 0.4045% 2/15/26 (f)	1,094,440	1,095,089
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,489,306	1,517,822
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	84,362	86,083
Series 2866 Class XE, 4% 12/15/18	159,492	161,570
Series 3081 Class CP 5.5% 10/15/34	975,044	992,183
Series 3792 Class DF, 0.5545% 11/15/40 (f)	1,811,577	1,816,636
Series 3820 Class DA, 4% 11/15/35	746,710	796,003
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	142,085	143,823
Series 3659 Class EJ 3% 6/15/18	931,516	957,541
Series 3696 Class AE, 1.2% 7/15/15	230,561	231,302
Series 3949 Class MK, 4.5% 10/15/34	588,667	634,129
Series 4221-CLS Class GA, 1.4% 7/15/23	3,039,199	3,038,755
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.407% 1/20/42 (f)	1,139,256	1,134,486
Series 2012-149:
Class LF, 0.407% 12/20/42 (f)	1,017,344	1,010,846
Class MF, 0.407% 12/20/42 (f)	2,468,118	2,452,316
Series 2013-37 Class F, 0.427% 3/20/43 (f)	684,779	680,775
Series 2013-9 Class F, 0.407% 1/20/43 (f)	1,779,798	1,771,633
floater planned amortization class Series 2005-47 Class FX, 0.307% 5/20/34 (f)	2,073,470	2,071,898
floater sequential payer:
Series 2010-120 Class FB 0.457% 9/20/35 (f)	759,702	761,899
Series 2011-150 Class D, 3% 4/20/37	318,593	323,340
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	222,254	224,245
Series 2010-99 Class PT, 3.5% 8/20/33	288,277	291,119
TOTAL U.S. GOVERNMENT AGENCY		35,705,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,117,144)		49,751,563
Commercial Mortgage Securities - 7.5%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	$ 326,968	$ 8,571
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	1,827,270	2,009,333
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (e)(f)	1,950,000	1,952,408
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(f)	5,589	4,505
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(f)	629,340	524,204
Class B1, 1.5555% 1/25/36 (e)(f)	40,434	8,270
Class M1, 0.6055% 1/25/36 (e)(f)	197,939	110,976
Class M2, 0.6255% 1/25/36 (e)(f)	75,112	39,797
Class M3, 0.6555% 1/25/36 (e)(f)	80,725	41,811
Class M4, 0.7655% 1/25/36 (e)(f)	41,307	20,202
Class M5, 0.8055% 1/25/36 (e)(f)	41,307	14,754
Class M6, 0.8555% 1/25/36 (e)(f)	41,918	12,395
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(f)	11,087	2,106
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(f)	323,803	225,868
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(f)	57,441	46,412
Class A2, 0.4755% 7/25/37 (e)(f)	53,799	36,865
Class M1, 0.5255% 7/25/37 (e)(f)	19,175	6,120
Class M2, 0.5655% 7/25/37 (e)(f)	10,760	1,715
Class M3, 0.6455% 7/25/37 (e)(f)	10,898	971
Class M4, 0.8055% 7/25/37 (e)(f)	9,844	303
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(f)	77,385	54,165
Class M1, 0.4655% 7/25/37 (e)(f)	58,463	37,438
Class M2, 0.4955% 7/25/37 (e)(f)	61,466	34,891
Class M3, 0.5255% 7/25/37 (e)(f)	99,494	43,625
Class M4, 0.6555% 7/25/37 (e)(f)	157,333	37,848
Class M5, 0.7555% 7/25/37 (e)(f)	78,431	13,260
Class M6, 0.9555% 7/25/37 (e)(f)	18,953	131
Series 2007-4A:
Class A2, 0.7055% 9/25/37 (e)(f)	761,447	203,645
Class M1, 1.1055% 9/25/37 (e)(f)	117,990	13,896
Class M2, 1.2055% 9/25/37 (e)(f)	117,990	7,532
Series 2006-2A Class IO, 0% 7/25/36 (e)(h)	6,266,400	1
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(f)	$ 42,908	$ 42,050
Class F, 0.5045% 3/15/22 (e)(f)	168,653	160,220
Class G, 0.5545% 3/15/22 (e)(f)	43,346	39,878
Class H, 0.7045% 3/15/22 (e)(f)	52,963	47,137
Class J, 0.8545% 3/15/22 (e)(f)	52,963	46,078
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,282,255	1,330,506
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,783,372	1,949,353
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	1,857,359	2,014,469
Series 2005-T18 Class A4, 4.933% 2/13/42	1,767,861	1,823,722
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	1,372,861	1,497,329
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(f)	64,873	62,517
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,102,417	1,232,922
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(f)(h)	4,641,413	63,184
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.32% 5/15/30 (e)(f)	1,620,000	1,621,019
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	735,241	733,532
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (f)	640,000	675,622
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	2,925,276	3,118,760
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	443,992	446,278
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(f)	16,009	15,991
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	2,586,224	2,820,471
Series 2004-LB4A Class A5, 4.84% 10/15/37	5,313,018	5,365,420
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	353,230	352,684
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	406,527	587
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(f)	156,265	154,958
0.4245% 2/15/22 (e)(f)	84,521	83,468
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class F, 0.4745% 2/15/22 (e)(f)	$ 169,020	$ 165,486
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	194,143	196,654
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (e)(f)	887,338	886,879
Class A2FL, 0.8571% 12/5/31 (e)(f)	1,160,000	1,154,918
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,394,459	1,417,787
Series K707 Class A1, 1.615% 9/25/18	1,598,391	1,623,351
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2808% 3/10/44 (f)	1,770,000	1,888,038
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(f)(h)	203,796	4,247
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	994,012	1,067,874
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	938,282	947,670
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(f)	1,170,000	1,161,898
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(f)(h)	56,002,376	108,813
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	653,303	655,888
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	963,687	1,033,067
Class A2, 5.506% 4/10/38	16,631	16,643
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (e)	290,000	289,287
Series 2013-KYO Class A, 1.0065% 11/8/29 (e)(f)	1,880,000	1,875,324
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,197,241	1,310,169
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	560,860	564,414
Series 2012-GC6 Class A1, 1.282% 1/10/45	281,802	283,134
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	723,039	718,415
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (e)(f)	1,093,000	1,094,250
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	837,564	838,280
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class D, 0.3845% 11/15/18 (e)(f)	$ 14,992	$ 14,303
Class E, 0.4345% 11/15/18 (e)(f)	21,245	20,236
Class F, 0.4845% 11/15/18 (e)(f)	31,865	30,271
Class G, 0.5145% 11/15/18 (e)(f)	27,694	26,240
Class H, 0.6545% 11/15/18 (e)(f)	21,250	19,922
Series 2013-FL3 Class A1, 0.9545% 4/15/28 (e)(f)	1,540,000	1,533,331
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,903,180	2,082,402
Series 2007-LD11 Class A2, 5.7984% 6/15/49 (f)	361,974	364,135
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	2,168,916	2,375,924
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,461,867	2,474,672
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	1,321,242	1,354,845
Series 2004-C8, 4.799% 12/15/29	851,867	863,332
Series 2007-C2 Class XCP, 0.4818% 2/15/40 (f)(h)	27,076,700	19,522
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(f)	33,682	33,434
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	503,444	533,380
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	1,648,509	1,805,890
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	136,210	136,401
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	11,592,142	61,786
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,005,753	1,009,941
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(f)	45,397	34,162
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(f)	593,018	589,391
Class D, 0.345% 10/15/20 (e)(f)	84,694	81,822
Class E, 0.405% 10/15/20 (e)(f)	105,926	101,804
Class F, 0.455% 10/15/20 (e)(f)	63,569	60,460
Class G, 0.495% 10/15/20 (e)(f)	78,581	75,235
Class H, 0.585% 10/15/20 (e)(f)	49,464	45,627
Class J, 0.735% 10/15/20 (e)(f)	28,557	12,349
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	$ 439,081	$ 445,093
Series 2012-C4 Class A1, 1.085% 3/15/45	801,966	803,451
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	980,331	1,067,821
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (e)(f)	1,175,000	1,176,216
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	542,436	545,250
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	607,329	603,874
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(f)	181,663	180,527
Class G, 0.5145% 9/15/21 (e)(f)	225,785	221,269
Class J, 0.7545% 9/15/21 (e)(f)	50,198	44,174
Series 2007-WHL8 Class F, 0.6345% 6/15/20 (e)(f)	376,985	343,957
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	930,693	1,019,030
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (f)	1,891,201	2,029,414
Class A5, 5.416% 1/15/45 (f)	2,290,000	2,462,080
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	1,670,882	1,803,568
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	1,284,740	1,406,894
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(f)(h)	30,603,559	6,546
Series 2007-C31A Class A2, 5.421% 4/15/47	370,492	370,582
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	426,642	423,470
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $83,578,706)		81,228,692
Municipal Securities - 0.8%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,711,076
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011, 4.511% 3/1/15	$ 1,515,000	$ 1,572,252
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45% 3/7/14, VRDN (f)(g)	2,000,000	2,000,000
TOTAL MUNICIPAL SECURITIES (Cost $8,248,268)		8,283,328
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (e)	1,165,000	1,186,844
Ontario Province 1% 7/22/16	4,000,000	4,033,228
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,220,072
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $8,987,970)	8,987,970	8,987,970
Cash Equivalents - 3.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $36,867,000)	$ 36,867,154	36,867,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,111,525,997)		1,117,947,370
NET OTHER ASSETS (LIABILITIES) (k) - (3.5)%		(37,905,950)
NET ASSETS - 100%		$ 1,080,041,420
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,714	$ (50,348)	$ -	$ (50,348)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,400,021 or 10.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $387,543 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 372,207
(j) Security or a portion of the security is on loan at period end.
(k) Includes cash collateral of $600 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,867,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 36,543,985
Mizuho Securities USA, Inc.	323,015
$ 36,867,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,606
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 454,344,989	$ -	$ 453,957,446	$ 387,543
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 287,442,070	$ -	$ 287,442,070	$ -
U.S. Government Agency - Mortgage Securities	33,996,622	-	33,996,622	-
Asset-Backed Securities	151,825,064	-	149,514,141	2,310,923
Collateralized Mortgage Obligations	49,751,563	-	49,716,256	35,307
Commercial Mortgage Securities	81,228,692	-	81,194,529	34,163
Municipal Securities	8,283,328	-	8,283,328	-
Foreign Government and Government Agency Obligations	5,220,072	-	5,220,072	-
Money Market Funds	8,987,970	8,987,970	-	-
Cash Equivalents	36,867,000	-	36,867,000	-
Total Investments in Securities:	$ 1,117,947,370	$ 8,987,970	$ 1,106,191,464	$ 2,767,936
Derivative Instruments:
Liabilities
Swaps	$ (50,348)	$ -	$ (50,348)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (50,348)
Total Value of Derivatives	$ -	$ (50,348)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	3.9%
Canada	2.7%
Netherlands	1.3%
Japan	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $36,106,884 and repurchase agreements of $36,867,000) - See accompanying schedule: Unaffiliated issuers (cost $1,102,538,027)	$ 1,108,959,400
Fidelity Central Funds (cost $8,987,970)	8,987,970
Total Investments (cost $1,111,525,997)		$ 1,117,947,370
Cash		846
Receivable for investments sold		17,705,109
Receivable for swaps		252
Receivable for fund shares sold		1,201,434
Interest receivable		3,215,895
Distributions receivable from Fidelity Central Funds		498
Prepaid expenses		1,433
Other receivables		889
Total assets		1,140,073,726

Liabilities
Payable for investments purchased	$ 20,010,335
Payable for fund shares redeemed	2,415,573
Distributions payable	38,654
Bi-lateral OTC swaps, at value	50,346
Accrued management fee	281,415
Distribution and service plan fees payable	128,059
Other affiliated payables	166,751
Other payables and accrued expenses	73,573
Collateral on securities loaned, at value	36,867,600
Total liabilities		60,032,306

Net Assets		$ 1,080,041,420
Net Assets consist of:
Paid in capital		$ 1,112,498,331
Undistributed net investment income		593,764
Accumulated undistributed net realized gain (loss) on investments		(39,421,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,371,206
Net Assets		$ 1,080,041,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($210,407,153 ÷ 22,463,175 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class T: Net Asset Value and redemption price per share ($116,041,863 ÷ 12,377,991 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($4,489,041 ÷ 479,636 shares)A	$ 9.36

Class C: Net Asset Value and offering price per share ($99,651,289 ÷ 10,655,557 shares)A	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($649,452,074 ÷ 69,276,224 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Interest		$ 7,991,377
Income from Fidelity Central Funds		4,606
Total income		7,995,983

Expenses
Management fee	$ 1,731,082
Transfer agent fees	832,360
Distribution and service plan fees	783,681
Accounting and security lending fees	195,520
Custodian fees and expenses	13,382
Independent trustees' compensation	2,211
Registration fees	59,144
Audit	90,592
Legal	2,826
Miscellaneous	3,624
Total expenses		3,714,422
Net investment income (loss)		4,281,561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,518,816
Swaps	1,638
Total net realized gain (loss)		1,520,454
Change in net unrealized appreciation (depreciation) on: Investment securities	5,927,256
Swaps	(3,925)
Total change in net unrealized appreciation (depreciation)		5,923,331
Net gain (loss)		7,443,785
Net increase (decrease) in net assets resulting from operations		$ 11,725,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,281,561	$ 8,561,979
Net realized gain (loss)	1,520,454	3,181,582
Change in net unrealized appreciation (depreciation)	5,923,331	(8,274,779)
Net increase (decrease) in net assets resulting from operations	11,725,346	3,468,782
Distributions to shareholders from net investment income	(3,741,396)	(8,004,871)
Share transactions - net increase (decrease)	(62,447,945)	(108,452,215)
Total increase (decrease) in net assets	(54,463,995)	(112,988,304)

Net Assets
Beginning of period	1,134,505,415	1,247,493,719
End of period (including undistributed net investment income of $593,764 and undistributed net investment income of $53,599, respectively)	$ 1,080,041,420	$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Income from Investment Operations
Net investment income (loss) E	.035	.070	.090	.134	.189	.237
Net realized and unrealized gain (loss)	.064	(.046)	.058	.062	.273	.007
Total from investment operations	.099	.024	.148	.196	.462	.244
Distributions from net investment income	(.029)	(.064)	(.098)	(.136)	(.192)	(.224)
Net asset value, end of period	$ 9.37	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Total Return B, C, D	1.07%	.25%	1.61%	2.14%	5.21%	2.81%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.70%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.71% A	.70%	.69%	.70%	.71%	.74%
Net investment income (loss)	.75% A	.75%	.97%	1.44%	2.07%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,407	$ 205,581	$ 212,725	$ 250,546	$ 254,410	$ 265,959
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) E	.034	.069	.089	.134	.189	.237
Net realized and unrealized gain (loss)	.055	(.036)	.059	.052	.273	.016
Total from investment operations	.089	.033	.148	.186	.462	.253
Distributions from net investment income	(.029)	(.063)	(.098)	(.136)	(.192)	(.223)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return B, C, D	.96%	.36%	1.60%	2.03%	5.20%	2.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.70%	.70%	.70%	.71%	.75%
Expenses net of fee waivers, if any	.71% A	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions	.71% A	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	.74% A	.74%	.96%	1.44%	2.08%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,042	$ 127,404	$ 140,285	$ 163,217	$ 189,230	$ 253,439
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.004)	(.006)	.015	.059	.115	.167
Net realized and unrealized gain (loss)	.064	(.042)	.059	.062	.273	.007
Total from investment operations	.060	(.048)	.074	.121	.388	.174
Distributions from net investment income	-	(.002)	(.024)	(.061)	(.118)	(.154)
Net asset value, end of period	$ 9.36	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return B, C, D	.65%	(.51)%	.79%	1.31%	4.35%	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.54% A	1.51%	1.50%	1.52%	1.52%	1.54%
Net investment income (loss)	(.09)% A	(.06)%	.16%	.63%	1.26%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,489	$ 5,824	$ 7,991	$ 9,337	$ 12,587	$ 12,579
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.005)	(.009)	.012	.056	.113	.164
Net realized and unrealized gain (loss)	.065	(.050)	.058	.062	.273	.006
Total from investment operations	.060	(.059)	.070	.118	.386	.170
Distributions from net investment income	-	(.001)	(.020)	(.058)	(.116)	(.150)
Net asset value, end of period	$ 9.35	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return B, C, D	.65%	(.63)%	.76%	1.29%	4.33%	1.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of all reductions	1.56% A	1.54%	1.54%	1.54%	1.54%	1.57%
Net investment income (loss)	(.10)% A	(.10)%	.13%	.61%	1.24%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,651	$ 99,283	$ 114,564	$ 132,589	$ 131,947	$ 103,378
Portfolio turnover rate G	69% A	61%	75%	204%	217%	318% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) D	.043	.087	.106	.150	.205	.255
Net realized and unrealized gain (loss)	.055	(.036)	.058	.052	.273	.016
Total from investment operations	.098	.051	.164	.202	.478	.271
Distributions from net investment income	(.038)	(.081)	(.114)	(.152)	(.208)	(.241)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return B, C	1.05%	.54%	1.78%	2.21%	5.38%	3.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.52%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52% A	.52%	.52%	.53%	.53%	.54%
Expenses net of all reductions	.52% A	.52%	.52%	.53%	.53%	.54%
Net investment income (loss)	.94% A	.93%	1.14%	1.62%	2.25%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,452	$ 696,413	$ 771,929	$ 719,891	$ 647,129	$ 618,098
Portfolio turnover rate F	69% A	61%	75%	204%	217%	318% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

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3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Gross unrealized appreciation	$ 12,194,598
Gross unrealized depreciation	(5,246,742)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,947,856

Tax cost	$ 1,110,999,514

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,386,459)
2018	(16,553,917)
Total capital loss carryforward	$ (40,940,376)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,638	$ (3,925)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,042,086 and $157,602,437, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 157,278	$ 33,337
Class T	-%	.15%	90,309	1,729
Class B	.65%	.25%	22,503	16,329
Class C	.75%	.25%	513,591	61,191
			$ 783,681	$ 112,586

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,490
Class T	3,546
Class B*	5,647
Class C*	5,449
$ 23,132

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 180,456.17
Class T	106,513.18
Class B	6,221.25
Class C	84,757.17
Institutional Class	454,413.14
	$ 832,360

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $963 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

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Notes to Financial Statements - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,405.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 652,689	$ 1,410,291
Class T	371,761	893,136
Class B	-	1,897
Class C	-	9,658
Institutional Class	2,716,946	5,689,889
Total	$ 3,741,396	$ 8,004,871

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	5,565,878	11,496,613	$ 51,967,421	$ 107,294,279
Reinvestment of distributions	58,337	126,069	545,276	1,177,755
Shares redeemed	(5,269,134)	(12,302,175)	(49,194,366)	(114,887,195)
Net increase (decrease)	355,081	(679,493)	$ 3,318,331	$ (6,415,161)
Class T
Shares sold	1,064,408	3,332,565	$ 9,950,881	$ 31,097,191
Reinvestment of distributions	36,202	86,213	338,607	805,937
Shares redeemed	(2,411,838)	(4,744,465)	(22,534,027)	(44,345,628)
Net increase (decrease)	(1,311,228)	(1,325,687)	$ (12,244,539)	$ (12,442,500)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class B
Shares sold	24,183	214,700	$ 225,855	$ 2,003,114
Reinvestment of distributions	-	177	-	1,658
Shares redeemed	(170,711)	(443,261)	(1,593,023)	(4,146,267)
Net increase (decrease)	(146,528)	(228,384)	$ (1,367,168)	$ (2,141,495)
Class C
Shares sold	2,160,063	3,663,030	$ 20,127,824	$ 34,202,978
Reinvestment of distributions	-	814	-	7,624
Shares redeemed	(2,186,419)	(5,239,044)	(20,394,241)	(48,973,947)
Net increase (decrease)	(26,356)	(1,575,200)	$ (266,417)	$ (14,763,345)
Institutional Class
Shares sold	8,080,698	25,354,904	$ 75,526,660	$ 237,039,059
Reinvestment of distributions	277,392	582,791	2,594,471	5,447,207
Shares redeemed	(13,909,747)	(33,730,632)	(130,009,283)	(315,175,980)
Net increase (decrease)	(5,551,657)	(7,792,937)	$ (51,888,152)	$ (72,689,714)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of each of Class B and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-USAN-0414
1.784906.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Class A, Class T, Class B,
and Class C

(formerly Fidelity Advisor
Intermediate Bond
Fund)

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (November 1, 2013 to February 28, 2014) for Limited Term Bond. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value February 28, 2014	Expenses Paid During Period
Class A	.82%
Actual		$ 1,000.00	$ 1,026.50	$ 4.12 C
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11 D
Class T	.79%
Actual		$ 1,000.00	$ 1,026.60	$ 3.97 C
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96 D
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.90	$ 7.72 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Class C	1.59%
Actual		$ 1,000.00	$ 1,022.70	$ 7.97 C
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95 D
Limited Term Bond	.47%
Actual		$ 1,000.00	$ 1,011.80	$ 1.55 C
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36 D
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,027.80	$ 2.82 C
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 120/365 (to reflect the period November 1, 2013 to February 28, 2014) for Limited Term Bond. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations† 10.6%	U.S. Government and U.S. Government Agency Obligations† 31.7%
AAA 10.4%	AAA 10.1%
AA 7.6%	AA 6.2%
A 23.1%	A 17.9%
BBB 39.7%	BBB 29.3%
BB and Below 5.3%	BB and Below 3.7%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	3.3	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	2.9	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 70.1%		Corporate Bonds 52.3%
	U.S. Government and U.S. Government Agency Obligations† 10.6%		U.S. Government and U.S. Government Agency Obligations† 31.7%
	Asset-Backed Securities 4.6%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.6%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	15.8%	** Foreign investments	11.4%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,228,907
1.3% 7/31/15 (d)	1,260,000	1,270,510
1.45% 8/1/16 (d)	1,461,000	1,474,798
1.65% 4/10/15 (d)	620,000	626,417
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	622,765
1.625% 3/22/15 (d)	1,180,000	1,191,927
2.125% 11/20/18 (d)	1,500,000	1,509,714
2.375% 3/22/17 (d)	600,000	620,700
		8,545,738
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,213,134
Household Durables - 0.8%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,020,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,050,000
		4,070,000
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,541,690
5.7% 5/15/18	42,000	48,588
COX Communications, Inc.:
5.5% 10/1/15	199,000	213,286
6.25% 6/1/18 (d)	2,000,000	2,307,620
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,747,882
5.875% 10/1/19	34,000	39,000
Discovery Communications LLC:
3.7% 6/1/15	875,000	907,746
5.05% 6/1/20	322,000	358,514
News America, Inc.:
5.3% 12/15/14	132,000	137,143
6.9% 3/1/19	750,000	911,730
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,460
1.3% 2/23/17	165,000	164,876
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,257,574
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,141,000	$ 1,345,113
8.25% 4/1/19	500,000	629,621
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,828
5.875% 11/15/16	1,685,000	1,897,940
Viacom, Inc.:
3.5% 4/1/17	455,000	484,824
6.125% 10/5/17	679,000	782,350
		17,077,785
TOTAL CONSUMER DISCRETIONARY		30,906,657
CONSUMER STAPLES - 4.7%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,513,254
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	650,000	653,181
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	537,836
Heineken NV 1.4% 10/1/17 (d)	321,000	320,267
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,028,953
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	2,310,000	2,320,621
2.45% 1/15/17 (d)	1,280,000	1,322,451
The Coca-Cola Co. 1.65% 11/1/18	2,000,000	1,999,094
		9,695,657
Food & Staples Retailing - 1.0%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,161
Kroger Co. 0.8042% 10/17/16 (f)	2,000,000	2,002,594
Walgreen Co. 1.8% 9/15/17	2,267,000	2,296,083
		4,677,838
Food Products - 0.8%
Cargill, Inc. 6% 11/27/17 (d)	106,000	122,079
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,669
General Mills, Inc. 5.2% 3/17/15	650,000	681,438
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	626,494
William Wrigley Jr. Co. 2% 10/20/17 (d)	428,000	431,351
		4,080,031
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 526,170
9.7% 11/10/18	454,000	603,674
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,632,990
Reynolds American, Inc.:
1.05% 10/30/15	707,000	709,416
6.75% 6/15/17	513,000	593,886
		5,066,136
TOTAL CONSUMER STAPLES		23,519,662
ENERGY - 6.7%
Energy Equipment & Services - 1.1%
Cameron International Corp.:
1.15% 12/15/16	1,250,000	1,251,316
1.6% 4/30/15	468,000	472,873
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	684,699
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	888,031
Nabors Industries, Inc. 2.35% 9/15/16 (d)	257,000	263,163
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,932
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,270
Petrofac Ltd. 3.4% 10/10/18 (d)	1,000,000	1,014,458
		5,457,742
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,269
6.375% 9/15/17	555,000	642,734
Apache Corp. 1.75% 4/15/17	172,000	174,849
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	649,863
DCP Midstream Operating LP 2.5% 12/1/17	292,000	299,400
Devon Energy Corp.:
0.6944% 12/15/15 (f)	1,500,000	1,503,981
1.2% 12/15/16	543,000	544,906
2.25% 12/15/18	484,000	486,579
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	224,496
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,696
Enterprise Products Operating LP 1.25% 8/13/15	480,000	483,764
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,294
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,747,337
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 875,000	$ 918,834
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	891,629
Nexen, Inc. 5.2% 3/10/15	158,000	164,409
Petro-Canada 6.05% 5/15/18	326,000	378,713
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	637,875
5.875% 3/1/18	2,000,000	2,145,000
Petroleos Mexicanos:
3.125% 1/23/19 (d)	77,000	78,733
3.5% 7/18/18	5,000,000	5,187,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,325,830
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	393,187
5.75% 1/15/20	962,000	1,114,947
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	994,173
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	876,475
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,099
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,705
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,103,029
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,237,580
Total Capital International SA 2.125% 1/10/19	2,000,000	2,024,442
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	489,000
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	437,003
Western Gas Partners LP:
2.6% 8/15/18	507,000	510,547
5.375% 6/1/21	600,000	647,783
		28,534,661
TOTAL ENERGY		33,992,403
FINANCIALS - 38.2%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	350,000	353,975
2.375% 1/22/18	4,850,000	4,917,531
2.625% 1/31/19	1,000,000	1,005,722
3.625% 2/7/16	2,000,000	2,100,036
5.95% 1/18/18	1,693,000	1,933,975
6.15% 4/1/18	402,000	463,350
JPMorgan Chase & Co. 1.125% 2/26/16	1,500,000	1,508,907
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 250,000	$ 263,072
6.85% 6/15/17	669,000	764,641
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,275
6.875% 4/25/18	726,000	864,618
Morgan Stanley:
1.75% 2/25/16	3,610,000	3,671,893
2.125% 4/25/18	580,000	583,321
4.75% 3/22/17	2,000,000	2,194,410
5.45% 1/9/17	1,200,000	1,334,831
5.625% 9/23/19	112,000	128,654
5.95% 12/28/17	383,000	439,401
7.3% 5/13/19	603,000	739,380
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,298,813
		24,612,805
Commercial Banks - 12.4%
ABN AMRO Bank NV 2.5% 10/30/18 (d)	2,000,000	2,014,600
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,005,710
1.45% 5/15/18	570,000	560,291
1.875% 10/6/17	620,000	627,316
Bank of America NA:
1.25% 2/14/17	600,000	600,590
5.3% 3/15/17	250,000	277,030
Bank of Montreal 2.5% 1/11/17	640,000	666,980
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (d)	590,000	586,199
2.7% 9/9/18 (d)	500,000	515,463
BNP Paribas 2.375% 9/14/17	3,000,000	3,085,017
BPCE SA:
1.625% 2/10/17	450,000	450,045
1.7% 4/25/16	2,000,000	2,020,000
Capital One Bank NA 2.25% 2/13/19	1,000,000	1,000,459
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,105,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	2,996,382
Credit Suisse AG 6% 2/15/18	1,680,000	1,944,709
Discover Bank 2% 2/21/18	3,200,000	3,196,352
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
2.3% 3/1/19	$ 279,000	$ 279,388
3.625% 1/25/16	361,000	380,069
4.5% 6/1/18	63,000	68,779
5.45% 1/15/17	291,000	323,018
Fifth Third Bank 1.45% 2/28/18	580,000	573,337
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	731,360
HBOS PLC 6.75% 5/21/18 (d)	509,000	579,844
HSBC Bank PLC 1.5% 5/15/18 (d)	1,570,000	1,546,657
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,384
Huntington National Bank:
1.3% 11/20/16	327,000	328,728
2.2% 4/1/19	1,000,000	999,120
Intesa Sanpaolo SpA 2.375% 1/13/17	2,250,000	2,255,488
KeyBank NA 1.65% 2/1/18	397,000	396,699
KeyCorp. 2.3% 12/13/18	2,000,000	2,009,716
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,108,521
Marshall & Ilsley Bank 5% 1/17/17	778,000	845,493
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	932,731
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	858,356
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,578,220
1.3% 10/3/16	510,000	514,752
Regions Bank 7.5% 5/15/18	770,000	916,808
Regions Financial Corp.:
2% 5/15/18	580,000	571,243
5.75% 6/15/15	589,000	622,508
7.75% 11/10/14	6,000	6,293
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,714,903
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,099,686
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	946,884
2.45% 1/10/19	590,000	599,189
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	932,106
3.5% 1/20/17	1,378,000	1,461,023
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,279,472
2.625% 9/10/18	1,200,000	1,240,096
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,011,438
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA:
1.5% 9/26/16	$ 335,000	$ 340,477
2.125% 6/16/17	700,000	716,987
3% 6/6/16	500,000	524,607
Wachovia Bank NA 6% 11/15/17	570,000	660,368
Wachovia Corp. 5.625% 10/15/16	590,000	658,829
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,301,453
2.15% 1/15/19	2,500,000	2,524,217
3.676% 6/15/16	620,000	661,026
		62,968,541
Consumer Finance - 6.7%
American Express Co. 1.55% 5/22/18	1,000,000	989,087
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,406
2.8% 9/19/16	1,599,000	1,673,387
American Honda Finance Corp.:
1.5% 9/11/17 (d)	620,000	623,699
2.125% 10/10/18	500,000	507,357
Capital One Financial Corp.:
1% 11/6/15	620,000	621,729
3.15% 7/15/16	1,605,000	1,685,648
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,165,894
Discover Financial Services 6.45% 6/12/17	399,000	452,252
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	608,356
2.75% 5/15/15	930,000	951,832
2.875% 10/1/18	2,000,000	2,053,126
3% 6/12/17	2,500,000	2,603,235
General Electric Capital Corp.:
1% 1/8/16	727,000	732,835
1.5% 7/12/16	2,200,000	2,237,303
1.6% 11/20/17	1,860,000	1,879,735
1.625% 4/2/18	2,370,000	2,373,252
2.25% 11/9/15	886,000	911,700
2.3% 1/14/19	1,000,000	1,017,536
2.9% 1/9/17	640,000	673,536
2.95% 5/9/16	255,000	267,087
3.35% 10/17/16	610,000	648,539
6.375% 11/15/67 (f)	1,275,000	1,410,469
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC U.S.A., Inc.:
1.625% 1/16/18	$ 543,000	$ 541,682
2.625% 9/24/18	262,000	269,206
Hyundai Capital America:
1.45% 2/6/17 (d)	632,000	631,714
1.625% 10/2/15 (d)	246,000	248,507
2.125% 10/2/17 (d)	224,000	226,386
2.55% 2/6/19 (d)	730,000	734,369
2.875% 8/9/18 (d)	240,000	245,878
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,523,238
		34,033,980
Diversified Financial Services - 6.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	237,992
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,263,409
2% 1/11/18	5,200,000	5,226,879
2.6% 1/15/19	2,495,000	2,525,756
5.75% 12/1/17	1,150,000	1,311,699
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,313,940
BP Capital Markets PLC:
2.248% 11/1/16	620,000	642,190
3.2% 3/11/16	610,000	641,350
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,227,605
1.3% 4/1/16	870,000	874,958
1.3% 11/15/16	767,000	768,999
1.7% 7/25/16	4,000,000	4,054,400
1.75% 5/1/18	870,000	860,674
3.953% 6/15/16	2,310,000	2,456,673
6.125% 5/15/18	12,000	13,903
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,003,857
2.5% 2/13/19	1,250,000	1,261,600
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,065
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,452,089
2.35% 1/28/19	1,000,000	1,004,140
3.15% 7/5/16	600,000	630,652
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,026,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 171,000	$ 181,374
5.15% 3/15/20	252,000	281,524
		34,617,146
Insurance - 3.4%
American International Group, Inc. 5.45% 5/18/17	3,000,000	3,374,574
Aon Corp. 3.5% 9/30/15	1,911,000	1,987,906
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	87,073
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	631,550
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,035,299
5.375% 3/15/17	18,000	20,042
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	599,000	639,989
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,346
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	272,758
5% 6/15/15	175,000	185,014
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,406,188
2.5% 9/29/15 (d)	750,000	772,886
Pacific LifeCorp 6% 2/10/20 (d)	321,000	365,660
Pricoa Global Funding I:
1.15% 11/25/16 (d)	2,000,000	2,003,670
1.6% 5/29/18 (d)	967,000	951,752
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	953,123
Unum Group:
5.625% 9/15/20	737,000	821,313
7.125% 9/30/16	704,000	804,566
		17,108,479
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,852
BRE Properties, Inc. 5.5% 3/15/17	142,000	157,078
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,404,279
7.5% 4/1/17	389,000	452,995
Duke Realty LP:
6.75% 3/15/20	35,000	41,195
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 7,000	$ 8,765
Equity One, Inc.:
6% 9/15/17	509,000	570,518
6.25% 1/15/17	74,000	82,601
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,833
6.2% 1/15/17	94,000	106,112
HCP, Inc. 3.75% 2/1/16	272,000	286,870
Health Care Property Investors, Inc. 6% 1/30/17	750,000	847,200
Health Care REIT, Inc. 2.25% 3/15/18	250,000	252,020
HRPT Properties Trust:
5.75% 11/1/15	211,000	218,752
6.25% 6/15/17	186,000	201,335
6.65% 1/15/18	95,000	104,596
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,026,358
2.2% 2/1/19	462,000	463,834
2.8% 1/30/17	142,000	148,501
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	465,290
		7,039,984
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,053,109
4.25% 7/15/22	277,000	275,933
6.125% 4/15/20	6,000	6,835
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	406,540
6% 4/1/16	124,000	134,992
ERP Operating LP:
5.375% 8/1/16	240,000	264,764
5.75% 6/15/17	1,003,000	1,138,986
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,119,142
5.125% 3/2/15	170,000	177,004
5.5% 12/15/16	2,260,000	2,495,797
6.625% 10/1/17	1,082,000	1,250,203
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,023
4.5% 4/18/22	185,000	187,346
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19	$ 64,000	$ 77,059
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	197,252
5.7% 4/15/17 (d)	405,000	439,423
Reckson Operating Partnership LP 6% 3/31/16	152,000	165,639
Regency Centers LP:
4.95% 4/15/14	92,000	92,424
5.25% 8/1/15	522,000	551,966
5.875% 6/15/17	244,000	273,219
Tanger Properties LP:
6.125% 6/1/20	606,000	709,604
6.15% 11/15/15	615,000	669,805
Ventas Realty LP 1.55% 9/26/16	346,000	349,905
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	393,874
		12,874,844
TOTAL FINANCIALS		193,255,779
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	509,448
Celgene Corp. 2.45% 10/15/15	56,000	57,520
		566,968
Health Care Providers & Services - 1.0%
Aetna, Inc. 1.5% 11/15/17	77,000	76,791
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	298,430
6.3% 8/15/14	546,000	559,787
Express Scripts, Inc. 3.125% 5/15/16	555,000	580,515
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,140,720
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,128,306
WellPoint, Inc. 1.875% 1/15/18	326,000	325,816
		5,110,365
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,015
2.4% 2/1/19	86,000	86,195
		222,210
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.7%
AbbVie, Inc. 1.75% 11/6/17	$ 1,062,000	$ 1,069,700
Mylan, Inc. 1.35% 11/29/16	160,000	160,723
Perrigo Co. PLC 1.3% 11/8/16 (d)	200,000	200,232
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,030,036
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,993
Zoetis, Inc. 1.875% 2/1/18	596,000	597,675
		3,268,359
TOTAL HEALTH CARE		9,167,902
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	53,549
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	292,929	309,772
6.795% 2/2/20	10,216	10,702
6.9% 7/2/19	85,269	92,406
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	213,759
8.36% 1/20/19	155,679	173,582
		800,221
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	840,000	829,489
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	507,519
TOTAL INDUSTRIALS		2,190,778
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,513,136
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	1,730,000	1,689,053
Hewlett-Packard Co. 2.625% 12/9/14	630,000	639,809
		2,328,862
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 99,000	$ 98,620
6.55% 10/1/17	356,000	413,497
		512,117
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	277,000	284,224
2.875% 12/10/17	493,000	507,186
Xerox Corp.:
2.75% 3/15/19	585,000	592,146
2.95% 3/15/17	1,057,000	1,106,498
4.25% 2/15/15	2,064,000	2,133,020
		4,623,074
TOTAL INFORMATION TECHNOLOGY		8,977,189
MATERIALS - 1.5%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	335,000	332,496
Sherwin-Williams Co. 1.35% 12/15/17	620,000	612,182
		944,678
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	355,035
Metals & Mining - 1.2%
Anglo American Capital PLC 9.375% 4/8/19 (d)	630,000	810,886
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	634,756
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	2,000,000	2,015,726
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,457,178
Vale Overseas Ltd. 6.25% 1/23/17	403,000	451,360
		6,369,906
TOTAL MATERIALS		7,669,619
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,608,521
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,024,600
2.5% 8/15/15	562,000	577,405
British Telecommunications PLC:
1.625% 6/28/16	1,314,000	1,335,723
2.35% 2/14/19	296,000	296,961
CenturyLink, Inc. 6.15% 9/15/19	592,000	636,400
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	964,613
France Telecom SA 2.125% 9/16/15	220,000	224,151
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,317,558
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	611,735
2% 11/1/16	1,279,000	1,311,027
2.5% 9/15/16	1,500,000	1,556,738
3% 4/1/16	621,000	648,479
3.65% 9/14/18	1,215,000	1,294,801
		14,408,712
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,733,318
3.625% 3/30/15	600,000	618,000
Vodafone Group PLC 1.5% 2/19/18	600,000	594,517
		3,945,835
TOTAL TELECOMMUNICATION SERVICES		18,354,547
UTILITIES - 3.3%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	600,106
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	827,120
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,037
Duke Capital LLC 5.668% 8/15/14	357,000	365,126
Duke Energy Corp.:
1.625% 8/15/17	304,000	306,334
2.1% 6/15/18	395,000	399,527
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	56,091
Edison International 3.75% 9/15/17	431,000	462,264
Exelon Corp. 4.9% 6/15/15	415,000	435,921
FirstEnergy Corp. 4.25% 3/15/23	600,000	588,759
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.05% 8/15/21	$ 655,000	$ 722,751
Hydro-Quebec 2% 6/30/16	2,500,000	2,575,730
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	488,262
3.75% 11/15/20	2,000	2,079
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,851,006
6.5% 8/1/18	273,000	325,316
Northeast Utilities 1.45% 5/1/18	153,000	149,719
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,922
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	467,042
		10,940,112
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	148,000	154,633
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,913
Dominion Resources, Inc.:
2.5469% 9/30/66 (f)	651,000	601,250
7.5% 6/30/66 (f)	567,000	615,195
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	544,000	541,814
National Grid PLC 6.3% 8/1/16	248,000	278,269
NiSource Finance Corp.:
3.85% 2/15/23	700,000	697,120
5.25% 9/15/17	402,000	450,284
5.4% 7/15/14	234,000	238,044
5.45% 9/15/20	43,000	48,821
6.4% 3/15/18	230,000	268,877
PG&E Corp. 2.4% 3/1/19	74,000	74,173
Sempra Energy 2.3% 4/1/17	1,435,000	1,474,755
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	464,215
		5,824,730
TOTAL UTILITIES		16,919,475
TOTAL NONCONVERTIBLE BONDS (Cost $333,767,542)		344,954,011
U.S. Government and Government Agency Obligations - 7.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.2%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,015,070
1% 9/29/17	3,158,000	3,151,520
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,166,590
U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes:
0.25% 2/29/16	8,452,000	8,439,457
0.625% 12/15/16 (e)	22,044,000	22,054,340
0.75% 1/15/17	1,748,000	1,753,190
TOTAL U.S. TREASURY OBLIGATIONS		32,246,987
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	860,166
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,200,897)		39,273,743
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.1%
1.85% 10/1/33 (f)	44,800	46,505
1.885% 2/1/33 (f)	28,887	30,019
1.91% 12/1/34 (f)	34,302	35,730
1.91% 3/1/35 (f)	25,715	26,777
1.929% 10/1/33 (f)	16,190	16,752
1.94% 7/1/35 (f)	12,384	12,926
2.045% 10/1/35 (f)	23,928	24,816
2.05% 3/1/35 (f)	5,227	5,386
2.23% 7/1/34 (f)	18,652	19,603
2.303% 6/1/36 (f)	29,694	31,230
2.332% 3/1/35 (f)	18,728	19,862
2.371% 12/1/33 (f)	933,182	986,193
2.377% 7/1/35 (f)	109,564	116,191
2.421% 10/1/33 (f)	35,529	37,649
2.486% 11/1/36 (f)	213,797	227,426
2.516% 7/1/35 (f)	157,313	167,202
2.527% 4/1/35 (f)	540,610	576,446
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.536% 6/1/42 (f)	$ 85,095	$ 87,904
2.602% 5/1/35 (f)	74,321	79,059
2.643% 7/1/37 (f)	45,799	48,719
2.949% 11/1/40 (f)	51,250	53,870
2.959% 9/1/41 (f)	59,304	62,275
3.093% 10/1/41 (f)	38,209	40,198
3.201% 1/1/40 (f)	243,802	258,775
3.224% 7/1/41 (f)	96,028	101,051
3.345% 10/1/41 (f)	52,587	55,701
3.49% 3/1/40 (f)	164,827	172,931
3.55% 7/1/41 (f)	101,869	108,184
3.589% 3/1/40 (f)	236,846	251,945
3.598% 12/1/39 (f)	64,231	67,560
4.5% 3/1/35	53,793	57,810
6% 5/1/16 to 4/1/17	75,220	78,652
6.5% 12/1/14 to 8/1/36	896,968	1,001,467
7% 9/1/18 to 6/1/33	450,369	524,687
7.5% 8/1/17 to 3/1/28	156,614	183,564
8.5% 5/1/21 to 9/1/25	13,602	15,826
9.5% 2/1/25	844	966
10.5% 8/1/20	8,184	9,366
12.5% 4/1/15	1,147	1,188
TOTAL FANNIE MAE		5,642,411
Freddie Mac - 0.6%
2.03% 4/1/35 (f)	327,567	342,839
2.463% 1/1/35 (f)	49,373	52,266
2.877% 3/1/33 (f)	3,445	3,665
3.064% 10/1/35 (f)	40,639	43,229
3.23% 4/1/41 (f)	59,659	62,958
3.249% 9/1/41 (f)	54,849	57,847
3.281% 6/1/41 (f)	77,711	82,157
3.464% 5/1/41 (f)	63,134	67,057
3.567% 4/1/40 (f)	172,992	184,020
3.579% 2/1/40 (f)	294,251	313,010
3.61% 4/1/40 (f)	139,463	148,354
3.622% 6/1/41 (f)	106,969	113,878
3.695% 5/1/41 (f)	89,475	95,168
4.5% 8/1/18	454,649	484,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 3/1/19	$ 798,276	$ 845,868
8.5% 9/1/24 to 8/1/27	35,542	42,990
TOTAL FREDDIE MAC		2,940,076
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	114,171	133,839
7.5% 2/15/28 to 10/15/28	3,832	4,561
8% 6/15/24	98	115
8.5% 10/15/21	30,082	35,164
11% 7/20/19 to 8/20/19	1,963	2,288
TOTAL GINNIE MAE		175,967
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,394,985)		8,758,454
Asset-Backed Securities - 4.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	56,669	50,225
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (f)	43,311	40,193
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,270,418
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,257,316
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,700
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,503,313
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,856
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	921,064
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	716,606
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (f)	6,740	6,077
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	10,238	5,460
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	90,139	89,159
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	4,092	3,789
Series 2004-W11 Class M2, 1.2055% 11/25/34 (f)	63,962	57,924
Series 2004-W7 Class M1, 0.9805% 5/25/34 (f)	185,706	171,187
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	$ 138,469	$ 43,192
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (f)	171,892	160,900
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (f)	3,828	32
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2805% 2/25/35 (f)	427,000	348,890
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	1,390,000	1,390,790
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (d)(f)	17,133	6,810
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	205,465	118,828
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	3,000,000	3,001,692
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (f)	9,741	5,084
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	10,447	8,121
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	35,047	33,020
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (d)	1,000,000	1,000,113
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (f)	4,436	4,096
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	33,155	26,372
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,338,169
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,323,176
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	81,136	66,302
Class M4, 1.1755% 1/25/35 (f)	39,567	15,787
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(f)	335,000	278,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (d)(f)	6,581	6,182
Series 2006-2A:
Class A, 0.3345% 11/15/34 (d)(f)	157,149	144,200
Class B, 0.4345% 11/15/34 (d)(f)	57,019	48,379
Class C, 0.5345% 11/15/34 (d)(f)	94,104	79,282
Class D, 0.9045% 11/15/34 (d)(f)	35,695	29,765
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	54,683	3,882
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (d)(f)	$ 76,695	$ 76,695
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (f)	40,247	38,466
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	45,895	42,988
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	2,817	2,619
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	141,116	69,667
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	261,195
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (f)	25,000	1,240
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	158,823	156,580
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (f)	26,910	26,617
Series 2006-A Class 2C, 1.3959% 3/27/42 (f)	392,000	62,005
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	54,716	415
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,750,000	1,753,275
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (f)	17,118	14,728
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (f)	61,301	52,549
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	70,344	68,474
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	235,632	223,729
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	4,895	4,904
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (f)	69,242	46,062
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	45,571	42,111
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	27,794	13,375
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (f)	162,650	136,356
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	60,741	54,314
Class M4, 1.6055% 9/25/34 (f)	77,891	43,844
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	126,217	103,743
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	582	551
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	$ 280,000	$ 285,372
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,505,764
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	115,551	97,397
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (f)	117,916	101,776
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	5,796	4,046
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	2,472	2,346
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	316,998	71,325
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (d)(f)	203,978	197,247
TOTAL ASSET-BACKED SECURITIES (Cost $22,185,909)		23,338,605
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (d)(f)	55,053	54,972
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (d)(f)	921,175	954,553
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (f)	25,291	24,001
Series 2006-1A:
Class A5, 0.294% 12/20/54 (d)(f)	946,803	936,956
Class C2, 1.354% 12/20/54 (d)(f)	578,000	559,099
Series 2006-2 Class C1, 1.094% 12/20/54 (f)	463,000	437,489
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	128,000	121,856
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	521,000	506,673
Class C1, 0.914% 12/20/54 (f)	319,000	301,040
Class M1, 0.494% 12/20/54 (f)	137,000	130,314
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	258,000	241,798
Class 1M1, 0.454% 12/20/54 (f)	172,000	164,036
Class 2C1, 1.014% 12/20/54 (f)	117,000	110,179
Class 2M1, 0.654% 12/20/54 (f)	222,000	211,455
Series 2007-2 Class 2C1, 1.0145% 12/17/54 (f)	308,000	290,044
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	$ 182,058	$ 181,390
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6866% 1/20/44 (f)	36,767	36,457
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	859,808	854,160
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	46,967	35,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	93,787	85,067
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (d)(f)	73,945	68,030
Class B6, 3.0065% 7/10/35 (d)(f)	123,016	114,537
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	3,195	3,116
TOTAL PRIVATE SPONSOR		6,423,056
U.S. Government Agency - 1.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	659,479	704,477
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	18,091	19,040
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	17,913	18,139
Series 2010-123 Class DL, 3.5% 11/25/25	198,734	206,658
Series 2010-143 Class B, 3.5% 12/25/25	320,634	335,396
Series 2013-40 Class PV, 2% 1/25/26	875,684	890,662
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	60,809	63,595
Series 2363 Class PF, 6% 9/15/16	73,063	76,228
Series 3820 Class DA, 4% 11/15/35	427,727	455,963
Series 4176 Class BA, 3% 2/15/33	576,816	596,206
Series 3777 Class AC, 3.5% 12/15/25	816,887	859,458
Series 3949 Class MK, 4.5% 10/15/34	339,232	365,430
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 805,864	$ 826,815
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	149,786	152,018
TOTAL U.S. GOVERNMENT AGENCY		5,570,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,196,339)		11,993,141
Commercial Mortgage Securities - 8.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	741,539	773,313
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	77,400	2,029
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	95,454	97,861
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	443,393
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	856,393	941,721
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	15,468
Series 2007-3 Class A3, 5.6195% 6/10/49 (f)	358,116	357,967
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (d)(f)	1,080,000	1,081,334
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (d)(f)	5,019	4,046
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (d)(f)	113,143	94,242
Class B1, 1.5555% 1/25/36 (d)(f)	9,336	1,909
Class M1, 0.6055% 1/25/36 (d)(f)	36,498	20,463
Class M2, 0.6255% 1/25/36 (d)(f)	10,949	5,802
Class M3, 0.6555% 1/25/36 (d)(f)	15,991	8,282
Class M4, 0.7655% 1/25/36 (d)(f)	8,844	4,325
Class M5, 0.8055% 1/25/36 (d)(f)	8,844	3,159
Class M6, 0.8555% 1/25/36 (d)(f)	9,393	2,778
Series 2006-3A Class M4, 0.5855% 10/25/36 (d)(f)	9,958	1,891
Series 2007-1 Class A2, 0.4255% 3/25/37 (d)(f)	80,060	55,846
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (d)(f)	$ 79,691	$ 64,390
Class A2, 0.4755% 7/25/37 (d)(f)	74,504	51,052
Class M1, 0.5255% 7/25/37 (d)(f)	26,163	8,350
Class M2, 0.5655% 7/25/37 (d)(f)	14,134	2,252
Class M3, 0.6455% 7/25/37 (d)(f)	14,258	1,271
Class M4, 0.8055% 7/25/37 (d)(f)	13,635	419
Series 2007-3:
Class A2, 0.4455% 7/25/37 (d)(f)	69,503	48,648
Class M1, 0.4655% 7/25/37 (d)(f)	15,418	9,873
Class M2, 0.4955% 7/25/37 (d)(f)	16,542	9,390
Class M3, 0.5255% 7/25/37 (d)(f)	25,519	11,189
Class M4, 0.6555% 7/25/37 (d)(f)	40,377	9,713
Class M5, 0.7555% 7/25/37 (d)(f)	20,988	3,548
Class M6, 0.9555% 7/25/37 (d)(f)	4,920	34
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (d)(f)	31,073	3,659
Class M2, 1.2055% 9/25/37 (d)(f)	31,073	1,984
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	726,016	44,481
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (d)(f)	61,471	60,242
Class F, 0.5045% 3/15/22 (d)(f)	241,475	229,401
Class G, 0.5545% 3/15/22 (d)(f)	62,931	57,897
Class H, 0.7045% 3/15/22 (d)(f)	76,569	68,146
Class J, 0.8545% 3/15/22 (d)(f)	76,569	66,615
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	795,774	869,838
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	903,789	980,238
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	706,982	771,080
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (d)(f)(h)	10,961,909	74,629
Series 2007-T28 Class X2, 0.1573% 9/11/42 (d)(f)(h)	6,730,010	21,671
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (d)(f)	58,265	56,149
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	877,255	981,105
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (d)(f)(h)	461,794	6,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 210,000	$ 214,491
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	1,345,422	1,434,411
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	234,723
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,158,679
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	913,702
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (d)(f)	14,378	14,362
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (d)(f)	75,047	74,667
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	1,169,769	1,275,721
Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	860,810
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,691,137	2,717,680
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	475,244
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	80,979	88,632
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (d)(f)	771,000	727,279
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	15,362	22
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (d)(f)(h)	1,069	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (d)(f)	140,349	139,175
0.4245% 2/15/22 (d)(f)	75,912	74,966
Class F, 0.4745% 2/15/22 (d)(f)	151,805	148,631
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (f)(h)	2,662,153	77
Class B, 5.487% 2/15/40 (d)(f)	330,000	46,032
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (d)(f)	478,564	478,317
Class A2FL, 0.8571% 12/5/31 (d)(f)	630,000	627,240
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,245,409
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.7244% 5/15/33 (d)(f)(h)	$ 44,028	$ 917
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	483,752	519,699
Series 2007-C1 Class XP, 0.1602% 12/10/49 (f)(h)	2,460,240	955
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (d)(f)	81,000	80,439
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,201,568
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (d)(f)(h)	3,203,454	6,224
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (f)	432,961	464,131
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	149,631
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	543,179	594,413
Series 2012-GC6 Class A1, 1.282% 1/10/45	135,030	135,668
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (d)(f)	486,000	486,556
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	110,000	111,701
Class DFX, 4.4065% 11/5/30 (d)	785,000	801,628
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (d)(f)	104,750	102,595
Class C, 0.3645% 11/15/18 (d)(f)	74,630	72,690
Class D, 0.3845% 11/15/18 (d)(f)	20,159	19,232
Class E, 0.4345% 11/15/18 (d)(f)	29,456	28,057
Class F, 0.4845% 11/15/18 (d)(f)	44,014	41,813
Class G, 0.5145% 11/15/18 (d)(f)	38,259	36,251
Class H, 0.6545% 11/15/18 (d)(f)	29,463	27,622
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	12,171	12,157
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,861	461,168
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	179,357	180,427
Class A4, 5.8134% 6/15/49 (f)	29,781	33,213
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	656,740
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	1,020,084	1,117,444
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 18,000	$ 5,788
Class C, 5.7093% 2/12/49 (f)	48,000	10,085
Class D, 5.7093% 2/12/49 (f)	51,000	9,438
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (d)(f)	112,000	5,315
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	632,309	648,390
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	115,828
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,922
Series 2007-C2 Class A3, 5.43% 2/15/40	85,938	95,004
Series 2006-C6 Class A1A, 5.342% 9/15/39 (f)	738,881	808,870
Series 2007-C7 Class XCP, 0.2771% 9/15/45 (f)(h)	12,598,085	31,029
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (d)(f)	22,549	22,383
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	233,076	246,935
Series 2005-LC1 Class F, 5.4207% 1/12/44 (d)(f)	188,000	168,886
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	734,877	805,035
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	10,758	10,731
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	93,014	95,675
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,810
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	2,779,122	14,813
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	51,766
Series 2007-7 Class B, 5.7439% 6/12/50 (f)	19,000	769
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	560,000	577,832
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (d)(f)	40,774	30,682
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (d)(f)	230,618	229,208
Class C, 0.315% 10/15/20 (d)(f)	124,000	120,415
Class D, 0.345% 10/15/20 (d)(f)	76,067	73,487
Class E, 0.405% 10/15/20 (d)(f)	95,138	91,436
Class F, 0.455% 10/15/20 (d)(f)	57,094	54,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class G, 0.495% 10/15/20 (d)(f)	$ 70,577	$ 67,572
Class H, 0.585% 10/15/20 (d)(f)	44,426	40,980
Class J, 0.735% 10/15/20 (d)(f)	25,649	11,091
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	529,205	576,434
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (f)	896,769	971,468
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	110,000	111,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	66,462	71,254
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (d)(f)	518,000	518,536
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	531,020
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (d)(f)	163,161	162,141
Class G, 0.5145% 9/15/21 (d)(f)	202,788	198,732
Class J, 0.7545% 9/15/21 (d)(f)	45,086	39,676
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (d)(f)	526,588	480,454
Class LXR1, 0.8545% 6/15/20 (d)(f)	26,291	24,947
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	410,366	449,316
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	254,645
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	367,000	407,614
Series 2007-C33 Class A5, 5.9216% 2/15/51 (f)	143,000	161,315
Series 2005-C22 Class F, 5.3811% 12/15/44 (d)(f)	360,000	86,405
Series 2006-C23 Class A1A, 5.422% 1/15/45 (f)	881,240	945,643
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	772,919	834,297
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	567,012	620,924
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	447,436	489,135
Series 2007-C30 Class XP, 0.4783% 12/15/43 (d)(f)(h)	1,643,265	351
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	59,000	48,876
Series 2007-C31A Class A2, 5.421% 4/15/47	319,758	319,835
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,295,357
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,212,448)		42,806,729
Municipal Securities - 0.4%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,767,197
Series 2013, 2.69% 12/1/17	500,000	505,330
TOTAL MUNICIPAL SECURITIES (Cost $2,279,059)		2,272,527
Foreign Government and Government Agency Obligations - 1.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	520,000	529,750
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,232,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,072
Ontario Province 1% 7/22/16	3,000,000	3,024,921
Russian Federation 3.5% 1/16/19 (d)	600,000	609,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,639,688)		7,754,743
Fixed-Income Funds - 2.2%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $10,508,076)	101,923	10,965,845
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,477,072)	13,477,072	13,477,072
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $486,862,015)		505,594,870
NET OTHER ASSETS (LIABILITIES) - 0.1%		700,096
NET ASSETS - 100%		$ 506,294,966
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,714	$ (50,346)	$ -	$ (50,346)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,640,230 or 12.8% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,057.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,565
Fidelity Specialized High Income Central Fund	237,271
Total	$ 242,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,240,538	$ -	$ 10,965,845	2.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 344,954,011	$ -	$ 344,954,011	$ -
U.S. Government and Government Agency Obligations	39,273,743	-	39,273,743	-
U.S. Government Agency - Mortgage Securities	8,758,454	-	8,758,454	-
Asset-Backed Securities	23,338,605	-	22,975,984	362,621
Collateralized Mortgage Obligations	11,993,141	-	11,810,574	182,567
Commercial Mortgage Securities	42,806,729	-	42,776,047	30,682
Municipal Securities	2,272,527	-	2,272,527	-
Foreign Government and Government Agency Obligations	7,754,743	-	7,754,743	-
Fixed-Income Funds	10,965,845	10,965,845	-	-
Money Market Funds	13,477,072	13,477,072	-	-
Total Investments in Securities:	$ 505,594,870	$ 24,442,917	$ 480,576,083	$ 575,870
Derivative Instruments:
Liabilities
Swaps	$ (50,346)	$ -	$ (50,346)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (50,346)
Total Value of Derivatives	$ -	$ (50,346)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.2%
United Kingdom	3.8%
Canada	2.9%
Mexico	1.7%
Netherlands	1.4%
France	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $462,876,867)	$ 481,151,953
Fidelity Central Funds (cost $23,985,148)	24,442,917
Total Investments (cost $486,862,015)		$ 505,594,870
Receivable for investments sold		135,220
Receivable for swaps		252
Receivable for fund shares sold		2,575,549
Interest receivable		3,051,384
Distributions receivable from Fidelity Central Funds		936
Prepaid expenses		577
Other receivables		81,426
Total assets		511,440,214

Liabilities
Payable for investments purchased	$ 3,719,565
Payable for fund shares redeemed	863,855
Distributions payable	71,727
Bi-lateral OTC swaps, at value	50,346
Accrued management fee	129,065
Distribution and service plan fees payable	115,790
Other affiliated payables	88,426
Other payables and accrued expenses	106,474
Total liabilities		5,145,248

Net Assets		$ 506,294,966
Net Assets consist of:
Paid in capital		$ 513,876,540
Undistributed net investment income		3,491,164
Accumulated undistributed net realized gain (loss) on investments		(29,755,247)
Net unrealized appreciation (depreciation) on investments		18,682,509
Net Assets		$ 506,294,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,825,266 ÷ 13,251,110 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class T: Net Asset Value and redemption price per share ($197,045,050 ÷ 17,075,040 shares)	$ 11.54

Maximum offering price per share (100/97.25 of $11.54)	$ 11.87
Class B: Net Asset Value and offering price per share ($2,071,830 ÷ 179,861 shares)A	$ 11.52

Class C: Net Asset Value and offering price per share ($50,834,780 ÷ 4,417,697 shares)A	$ 11.51

Limited Term Bond: Net Asset Value, offering price and redemption price per share ($15,288,135 ÷ 1,322,309 shares)	$ 11.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,229,905 ÷ 7,629,634 shares)	$ 11.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 7,338,378
Income from Fidelity Central Funds		242,836
Total income		7,581,214

Expenses
Management fee	$ 770,565
Transfer agent fees	434,946
Distribution and service plan fees	707,519
Accounting fees and expenses	33,253
Fund wide operations fee	63,448
Custodian fees and expenses	3,322
Independent trustees' compensation	1,026
Registration fees	36,548
Audit	15,150
Legal	702
Miscellaneous	1,770
Total expenses before reductions	2,068,249
Expense reductions	(86)	2,068,163
Net investment income (loss)		5,513,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,083,978
Swaps	1,638
Total net realized gain (loss)		2,085,616
Change in net unrealized appreciation (depreciation) on: Investment securities	5,370,731
Swaps	(3,923)
Total change in net unrealized appreciation (depreciation)		5,366,808
Net gain (loss)		7,452,424
Net increase (decrease) in net assets resulting from operations		$ 12,965,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,513,051	$ 12,031,929
Net realized gain (loss)	2,085,616	2,489,218
Change in net unrealized appreciation (depreciation)	5,366,808	(20,810,754)
Net increase (decrease) in net assets resulting from operations	12,965,475	(6,289,607)
Distributions to shareholders from net investment income	(4,236,468)	(10,838,601)
Share transactions - net increase (decrease)	(9,459,322)	(105,901,504)
Total increase (decrease) in net assets	(730,315)	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $3,491,164 and undistributed net investment income of $2,214,581, respectively)	$ 506,294,966	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.129	.243	.289	.344	.416	.435
Net realized and unrealized gain (loss)	.171	(.384)	.215	.163	.793	.149
Total from investment operations	.300	(.141)	.504	.507	1.209	.584
Distributions from net investment income	(.100)	(.219)	(.264)	(.322)	(.372)	(.414)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.100)	(.219)	(.264)	(.337)	(.409)	(.414)
Net asset value, end of period	$ 11.53	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Total Return B, C, D	2.65%	(1.24)%	4.46%	4.59%	11.77%	6.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Net investment income (loss)	2.27% A	2.09%	2.52%	3.06%	3.84%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,825	$ 155,980	$ 192,761	$ 187,442	$ 211,123	$ 195,407
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.131	.246	.292	.348	.420	.440
Net realized and unrealized gain (loss)	.170	(.384)	.225	.153	.803	.139
Total from investment operations	.301	(.138)	.517	.501	1.223	.579
Distributions from net investment income	(.101)	(.222)	(.267)	(.326)	(.376)	(.419)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.101)	(.222)	(.267)	(.341)	(.413)	(.419)
Net asset value, end of period	$ 11.54	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Total Return B, C, D	2.66%	(1.21)%	4.57%	4.53%	11.90%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Net investment income (loss)	2.31% A	2.11%	2.54%	3.09%	3.87%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,045	$ 210,150	$ 265,426	$ 274,215	$ 314,110	$ 290,428
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.089	.159	.206	.264	.339	.369
Net realized and unrealized gain (loss)	.170	(.384)	.225	.154	.794	.150
Total from investment operations	.259	(.225)	.431	.418	1.133	.519
Distributions from net investment income	(.059)	(.135)	(.181)	(.243)	(.296)	(.349)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.059)	(.135)	(.181)	(.258)	(.333)	(.349)
Net asset value, end of period	$ 11.52	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Total Return B, C, D	2.29%	(1.95)%	3.81%	3.77%	11.00%	5.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	1.56% A	1.36%	1.79%	2.35%	3.13%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,072	$ 2,956	$ 5,209	$ 7,018	$ 10,941	$ 11,753
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.085	.155	.204	.262	.338	.364
Net realized and unrealized gain (loss)	.171	(.384)	.225	.154	.794	.150
Total from investment operations	.256	(.229)	.429	.416	1.132	.514
Distributions from net investment income	(.056)	(.131)	(.179)	(.241)	(.295)	(.344)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.056)	(.131)	(.179)	(.256)	(.332)	(.344)
Net asset value, end of period	$ 11.51	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Total Return B, C, D	2.27%	(1.98)%	3.79%	3.76%	11.00%	5.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of fee waivers, if any	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of all reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Net investment income (loss)	1.50% A	1.34%	1.78%	2.33%	3.12%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,835	$ 53,096	$ 65,425	$ 63,435	$ 80,043	$ 63,750
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Bond

Period ended February 28, 2014
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.088
Net realized and unrealized gain (loss)	.087
Total from investment operations	.175
Distributions from net investment income	(.115)
Net asset value, end of period	$ 11.56
Total Return B, C	1.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A
Expenses net of fee waivers, if any	.47% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,288
Portfolio turnover rate F	162% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 1, 2013 (commencement of sale of shares) to February 28, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.145	.273	.319	.373	.447	.468
Net realized and unrealized gain (loss)	.170	(.385)	.213	.163	.802	.139
Total from investment operations	.315	(.112)	.532	.536	1.249	.607
Distributions from net investment income	(.115)	(.248)	(.292)	(.351)	(.402)	(.447)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.115)	(.248)	(.292)	(.366)	(.439)	(.447)
Net asset value, end of period	$ 11.56	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Total Return B, C	2.78%	(.99)%	4.71%	4.85%	12.15%	6.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of all reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Net investment income (loss)	2.54% A	2.34%	2.77%	3.32%	4.11%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,230	$ 84,843	$ 101,234	$ 89,583	$ 95,061	$ 78,372
Portfolio turnover rate F	162% A	112%	129%	108% H	107% H	73% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,747,064
Gross unrealized depreciation	(1,607,539)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,139,525

Tax cost	$ 492,455,345

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,035,518)
2018	(18,759,952)
Total capital loss carryforward	$ (19,795,470)

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,638	$ (3,923)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $209,684,487 and $119,635,582, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 188,275	$ 10,149
Class T	-%	.25%	253,494	4,010
Class B	.65%	.25%	11,039	8,026
Class C	.75%	.25%	254,711	22,600
			$ 707,519	$ 44,785

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,982
Class T	1,415
Class B*	767
Class C*	2,223
$ 8,387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,509.19
Class T	161,400.16
Class B	3,100.25
Class C	52,057.21
Limited Term Bond	1,625.10
Institutional Class	74,255.18
	$ 434,946

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets. Prior to October 30, 2013 fund level expenses were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

7. Committed Line of Credit - continued

of credit, which amounted to $432 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014 A	Year ended August 31, 2013
From net investment income
Class A	$ 1,310,381	$ 3,416,185
Class T	1,793,247	4,649,662
Class B	12,732	50,015
Class C	249,937	706,392
Limited Term Bond	32,701	-
Institutional Class	837,470	2,016,347
Total	$ 4,236,468	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class A
Shares sold	1,816,551	3,382,108	$ 20,838,156	$ 39,407,410
Reinvestment of distributions	92,845	242,945	1,065,733	2,823,685
Shares redeemed	(2,421,407)	(6,348,635)	(27,729,757)	(73,730,830)
Net increase (decrease)	(512,011)	(2,723,582)	$ (5,825,868)	$ (31,499,735)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class T
Shares sold	1,649,478	4,205,741	$ 18,903,795	$ 49,025,661
Reinvestment of distributions	149,847	382,181	1,721,012	4,443,870
Shares redeemed	(3,256,168)	(8,744,583)	(37,297,047)	(101,596,979)
Net increase (decrease)	(1,456,843)	(4,156,661)	$ (16,672,240)	$ (48,127,448)
Class B
Shares sold	7,338	49,056	$ 84,314	$ 570,544
Reinvestment of distributions	1,019	3,908	11,684	45,419
Shares redeemed	(89,606)	(237,875)	(1,024,104)	(2,760,192)
Net increase (decrease)	(81,249)	(184,911)	$ (928,106)	$ (2,144,229)
Class C
Shares sold	482,145	1,320,059	$ 5,518,578	$ 15,366,936
Reinvestment of distributions	18,314	49,495	209,685	574,119
Shares redeemed	(778,253)	(2,282,064)	(8,889,442)	(26,461,943)
Net increase (decrease)	(277,794)	(912,510)	$ (3,161,179)	$ (10,520,888)
Limited Term Bond
Shares sold	1,446,123	-	$ 16,658,829	$ -
Reinvestment of distributions	2,559	-	29,528	-
Shares redeemed	(126,373)	-	(1,455,184)	-
Net increase (decrease)	1,322,309	-	$ 15,233,173	$ -
Institutional Class
Shares sold	1,716,599	1,454,699	$ 19,751,209	$ 16,961,457
Reinvestment of distributions	64,353	156,981	740,627	1,828,852
Shares redeemed	(1,617,681)	(2,781,312)	(18,596,938)	(32,399,513)
Net increase (decrease)	163,271	(1,169,632)	$ 1,894,898	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund (Formerly Fidelity Advisor Intermediate Bond Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012, and that the total expense ratio of each class would have ranked below median had the new contractual arrangements been in effect during 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-USAN-0414
1.784888.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Institutional Class

(formerly Fidelity Advisor
Intermediate Bond
Fund)

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (November 1, 2013 to February 28, 2014) for Limited Term Bond. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value February 28, 2014	Expenses Paid During Period
Class A	.82%
Actual		$ 1,000.00	$ 1,026.50	$ 4.12 C
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11 D
Class T	.79%
Actual		$ 1,000.00	$ 1,026.60	$ 3.97 C
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96 D
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.90	$ 7.72 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Class C	1.59%
Actual		$ 1,000.00	$ 1,022.70	$ 7.97 C
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95 D
Limited Term Bond	.47%
Actual		$ 1,000.00	$ 1,011.80	$ 1.55 C
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36 D
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,027.80	$ 2.82 C
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 120/365 (to reflect the period November 1, 2013 to February 28, 2014) for Limited Term Bond. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations† 10.6%	U.S. Government and U.S. Government Agency Obligations† 31.7%
AAA 10.4%	AAA 10.1%
AA 7.6%	AA 6.2%
A 23.1%	A 17.9%
BBB 39.7%	BBB 29.3%
BB and Below 5.3%	BB and Below 3.7%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	3.3	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	2.9	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 70.1%		Corporate Bonds 52.3%
	U.S. Government and U.S. Government Agency Obligations† 10.6%		U.S. Government and U.S. Government Agency Obligations† 31.7%
	Asset-Backed Securities 4.6%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.6%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	15.8%	** Foreign investments	11.4%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,228,907
1.3% 7/31/15 (d)	1,260,000	1,270,510
1.45% 8/1/16 (d)	1,461,000	1,474,798
1.65% 4/10/15 (d)	620,000	626,417
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	622,765
1.625% 3/22/15 (d)	1,180,000	1,191,927
2.125% 11/20/18 (d)	1,500,000	1,509,714
2.375% 3/22/17 (d)	600,000	620,700
		8,545,738
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,213,134
Household Durables - 0.8%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,020,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,050,000
		4,070,000
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,541,690
5.7% 5/15/18	42,000	48,588
COX Communications, Inc.:
5.5% 10/1/15	199,000	213,286
6.25% 6/1/18 (d)	2,000,000	2,307,620
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,747,882
5.875% 10/1/19	34,000	39,000
Discovery Communications LLC:
3.7% 6/1/15	875,000	907,746
5.05% 6/1/20	322,000	358,514
News America, Inc.:
5.3% 12/15/14	132,000	137,143
6.9% 3/1/19	750,000	911,730
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,460
1.3% 2/23/17	165,000	164,876
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,257,574
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,141,000	$ 1,345,113
8.25% 4/1/19	500,000	629,621
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,828
5.875% 11/15/16	1,685,000	1,897,940
Viacom, Inc.:
3.5% 4/1/17	455,000	484,824
6.125% 10/5/17	679,000	782,350
		17,077,785
TOTAL CONSUMER DISCRETIONARY		30,906,657
CONSUMER STAPLES - 4.7%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,513,254
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	650,000	653,181
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	537,836
Heineken NV 1.4% 10/1/17 (d)	321,000	320,267
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,028,953
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	2,310,000	2,320,621
2.45% 1/15/17 (d)	1,280,000	1,322,451
The Coca-Cola Co. 1.65% 11/1/18	2,000,000	1,999,094
		9,695,657
Food & Staples Retailing - 1.0%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,161
Kroger Co. 0.8042% 10/17/16 (f)	2,000,000	2,002,594
Walgreen Co. 1.8% 9/15/17	2,267,000	2,296,083
		4,677,838
Food Products - 0.8%
Cargill, Inc. 6% 11/27/17 (d)	106,000	122,079
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,669
General Mills, Inc. 5.2% 3/17/15	650,000	681,438
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	626,494
William Wrigley Jr. Co. 2% 10/20/17 (d)	428,000	431,351
		4,080,031
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 526,170
9.7% 11/10/18	454,000	603,674
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,632,990
Reynolds American, Inc.:
1.05% 10/30/15	707,000	709,416
6.75% 6/15/17	513,000	593,886
		5,066,136
TOTAL CONSUMER STAPLES		23,519,662
ENERGY - 6.7%
Energy Equipment & Services - 1.1%
Cameron International Corp.:
1.15% 12/15/16	1,250,000	1,251,316
1.6% 4/30/15	468,000	472,873
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	684,699
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	888,031
Nabors Industries, Inc. 2.35% 9/15/16 (d)	257,000	263,163
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,932
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,270
Petrofac Ltd. 3.4% 10/10/18 (d)	1,000,000	1,014,458
		5,457,742
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,269
6.375% 9/15/17	555,000	642,734
Apache Corp. 1.75% 4/15/17	172,000	174,849
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	649,863
DCP Midstream Operating LP 2.5% 12/1/17	292,000	299,400
Devon Energy Corp.:
0.6944% 12/15/15 (f)	1,500,000	1,503,981
1.2% 12/15/16	543,000	544,906
2.25% 12/15/18	484,000	486,579
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	224,496
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,696
Enterprise Products Operating LP 1.25% 8/13/15	480,000	483,764
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,294
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,747,337
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 875,000	$ 918,834
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	891,629
Nexen, Inc. 5.2% 3/10/15	158,000	164,409
Petro-Canada 6.05% 5/15/18	326,000	378,713
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	637,875
5.875% 3/1/18	2,000,000	2,145,000
Petroleos Mexicanos:
3.125% 1/23/19 (d)	77,000	78,733
3.5% 7/18/18	5,000,000	5,187,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,325,830
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	393,187
5.75% 1/15/20	962,000	1,114,947
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	994,173
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	876,475
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,099
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,705
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,103,029
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,237,580
Total Capital International SA 2.125% 1/10/19	2,000,000	2,024,442
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	489,000
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	437,003
Western Gas Partners LP:
2.6% 8/15/18	507,000	510,547
5.375% 6/1/21	600,000	647,783
		28,534,661
TOTAL ENERGY		33,992,403
FINANCIALS - 38.2%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	350,000	353,975
2.375% 1/22/18	4,850,000	4,917,531
2.625% 1/31/19	1,000,000	1,005,722
3.625% 2/7/16	2,000,000	2,100,036
5.95% 1/18/18	1,693,000	1,933,975
6.15% 4/1/18	402,000	463,350
JPMorgan Chase & Co. 1.125% 2/26/16	1,500,000	1,508,907
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 250,000	$ 263,072
6.85% 6/15/17	669,000	764,641
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,275
6.875% 4/25/18	726,000	864,618
Morgan Stanley:
1.75% 2/25/16	3,610,000	3,671,893
2.125% 4/25/18	580,000	583,321
4.75% 3/22/17	2,000,000	2,194,410
5.45% 1/9/17	1,200,000	1,334,831
5.625% 9/23/19	112,000	128,654
5.95% 12/28/17	383,000	439,401
7.3% 5/13/19	603,000	739,380
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,298,813
		24,612,805
Commercial Banks - 12.4%
ABN AMRO Bank NV 2.5% 10/30/18 (d)	2,000,000	2,014,600
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,005,710
1.45% 5/15/18	570,000	560,291
1.875% 10/6/17	620,000	627,316
Bank of America NA:
1.25% 2/14/17	600,000	600,590
5.3% 3/15/17	250,000	277,030
Bank of Montreal 2.5% 1/11/17	640,000	666,980
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (d)	590,000	586,199
2.7% 9/9/18 (d)	500,000	515,463
BNP Paribas 2.375% 9/14/17	3,000,000	3,085,017
BPCE SA:
1.625% 2/10/17	450,000	450,045
1.7% 4/25/16	2,000,000	2,020,000
Capital One Bank NA 2.25% 2/13/19	1,000,000	1,000,459
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,105,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	2,996,382
Credit Suisse AG 6% 2/15/18	1,680,000	1,944,709
Discover Bank 2% 2/21/18	3,200,000	3,196,352
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
2.3% 3/1/19	$ 279,000	$ 279,388
3.625% 1/25/16	361,000	380,069
4.5% 6/1/18	63,000	68,779
5.45% 1/15/17	291,000	323,018
Fifth Third Bank 1.45% 2/28/18	580,000	573,337
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	731,360
HBOS PLC 6.75% 5/21/18 (d)	509,000	579,844
HSBC Bank PLC 1.5% 5/15/18 (d)	1,570,000	1,546,657
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,384
Huntington National Bank:
1.3% 11/20/16	327,000	328,728
2.2% 4/1/19	1,000,000	999,120
Intesa Sanpaolo SpA 2.375% 1/13/17	2,250,000	2,255,488
KeyBank NA 1.65% 2/1/18	397,000	396,699
KeyCorp. 2.3% 12/13/18	2,000,000	2,009,716
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,108,521
Marshall & Ilsley Bank 5% 1/17/17	778,000	845,493
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	932,731
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	858,356
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,578,220
1.3% 10/3/16	510,000	514,752
Regions Bank 7.5% 5/15/18	770,000	916,808
Regions Financial Corp.:
2% 5/15/18	580,000	571,243
5.75% 6/15/15	589,000	622,508
7.75% 11/10/14	6,000	6,293
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,714,903
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,099,686
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	946,884
2.45% 1/10/19	590,000	599,189
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	932,106
3.5% 1/20/17	1,378,000	1,461,023
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,279,472
2.625% 9/10/18	1,200,000	1,240,096
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,011,438
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA:
1.5% 9/26/16	$ 335,000	$ 340,477
2.125% 6/16/17	700,000	716,987
3% 6/6/16	500,000	524,607
Wachovia Bank NA 6% 11/15/17	570,000	660,368
Wachovia Corp. 5.625% 10/15/16	590,000	658,829
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,301,453
2.15% 1/15/19	2,500,000	2,524,217
3.676% 6/15/16	620,000	661,026
		62,968,541
Consumer Finance - 6.7%
American Express Co. 1.55% 5/22/18	1,000,000	989,087
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,406
2.8% 9/19/16	1,599,000	1,673,387
American Honda Finance Corp.:
1.5% 9/11/17 (d)	620,000	623,699
2.125% 10/10/18	500,000	507,357
Capital One Financial Corp.:
1% 11/6/15	620,000	621,729
3.15% 7/15/16	1,605,000	1,685,648
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,165,894
Discover Financial Services 6.45% 6/12/17	399,000	452,252
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	608,356
2.75% 5/15/15	930,000	951,832
2.875% 10/1/18	2,000,000	2,053,126
3% 6/12/17	2,500,000	2,603,235
General Electric Capital Corp.:
1% 1/8/16	727,000	732,835
1.5% 7/12/16	2,200,000	2,237,303
1.6% 11/20/17	1,860,000	1,879,735
1.625% 4/2/18	2,370,000	2,373,252
2.25% 11/9/15	886,000	911,700
2.3% 1/14/19	1,000,000	1,017,536
2.9% 1/9/17	640,000	673,536
2.95% 5/9/16	255,000	267,087
3.35% 10/17/16	610,000	648,539
6.375% 11/15/67 (f)	1,275,000	1,410,469
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC U.S.A., Inc.:
1.625% 1/16/18	$ 543,000	$ 541,682
2.625% 9/24/18	262,000	269,206
Hyundai Capital America:
1.45% 2/6/17 (d)	632,000	631,714
1.625% 10/2/15 (d)	246,000	248,507
2.125% 10/2/17 (d)	224,000	226,386
2.55% 2/6/19 (d)	730,000	734,369
2.875% 8/9/18 (d)	240,000	245,878
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,523,238
		34,033,980
Diversified Financial Services - 6.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	237,992
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,263,409
2% 1/11/18	5,200,000	5,226,879
2.6% 1/15/19	2,495,000	2,525,756
5.75% 12/1/17	1,150,000	1,311,699
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,313,940
BP Capital Markets PLC:
2.248% 11/1/16	620,000	642,190
3.2% 3/11/16	610,000	641,350
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,227,605
1.3% 4/1/16	870,000	874,958
1.3% 11/15/16	767,000	768,999
1.7% 7/25/16	4,000,000	4,054,400
1.75% 5/1/18	870,000	860,674
3.953% 6/15/16	2,310,000	2,456,673
6.125% 5/15/18	12,000	13,903
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,003,857
2.5% 2/13/19	1,250,000	1,261,600
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,065
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,452,089
2.35% 1/28/19	1,000,000	1,004,140
3.15% 7/5/16	600,000	630,652
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,026,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 171,000	$ 181,374
5.15% 3/15/20	252,000	281,524
		34,617,146
Insurance - 3.4%
American International Group, Inc. 5.45% 5/18/17	3,000,000	3,374,574
Aon Corp. 3.5% 9/30/15	1,911,000	1,987,906
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	87,073
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	631,550
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,035,299
5.375% 3/15/17	18,000	20,042
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	599,000	639,989
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,346
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	272,758
5% 6/15/15	175,000	185,014
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,406,188
2.5% 9/29/15 (d)	750,000	772,886
Pacific LifeCorp 6% 2/10/20 (d)	321,000	365,660
Pricoa Global Funding I:
1.15% 11/25/16 (d)	2,000,000	2,003,670
1.6% 5/29/18 (d)	967,000	951,752
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	953,123
Unum Group:
5.625% 9/15/20	737,000	821,313
7.125% 9/30/16	704,000	804,566
		17,108,479
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,852
BRE Properties, Inc. 5.5% 3/15/17	142,000	157,078
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,404,279
7.5% 4/1/17	389,000	452,995
Duke Realty LP:
6.75% 3/15/20	35,000	41,195
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 7,000	$ 8,765
Equity One, Inc.:
6% 9/15/17	509,000	570,518
6.25% 1/15/17	74,000	82,601
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,833
6.2% 1/15/17	94,000	106,112
HCP, Inc. 3.75% 2/1/16	272,000	286,870
Health Care Property Investors, Inc. 6% 1/30/17	750,000	847,200
Health Care REIT, Inc. 2.25% 3/15/18	250,000	252,020
HRPT Properties Trust:
5.75% 11/1/15	211,000	218,752
6.25% 6/15/17	186,000	201,335
6.65% 1/15/18	95,000	104,596
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,026,358
2.2% 2/1/19	462,000	463,834
2.8% 1/30/17	142,000	148,501
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	465,290
		7,039,984
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,053,109
4.25% 7/15/22	277,000	275,933
6.125% 4/15/20	6,000	6,835
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	406,540
6% 4/1/16	124,000	134,992
ERP Operating LP:
5.375% 8/1/16	240,000	264,764
5.75% 6/15/17	1,003,000	1,138,986
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,119,142
5.125% 3/2/15	170,000	177,004
5.5% 12/15/16	2,260,000	2,495,797
6.625% 10/1/17	1,082,000	1,250,203
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,023
4.5% 4/18/22	185,000	187,346
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19	$ 64,000	$ 77,059
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	197,252
5.7% 4/15/17 (d)	405,000	439,423
Reckson Operating Partnership LP 6% 3/31/16	152,000	165,639
Regency Centers LP:
4.95% 4/15/14	92,000	92,424
5.25% 8/1/15	522,000	551,966
5.875% 6/15/17	244,000	273,219
Tanger Properties LP:
6.125% 6/1/20	606,000	709,604
6.15% 11/15/15	615,000	669,805
Ventas Realty LP 1.55% 9/26/16	346,000	349,905
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	393,874
		12,874,844
TOTAL FINANCIALS		193,255,779
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	509,448
Celgene Corp. 2.45% 10/15/15	56,000	57,520
		566,968
Health Care Providers & Services - 1.0%
Aetna, Inc. 1.5% 11/15/17	77,000	76,791
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	298,430
6.3% 8/15/14	546,000	559,787
Express Scripts, Inc. 3.125% 5/15/16	555,000	580,515
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,140,720
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,128,306
WellPoint, Inc. 1.875% 1/15/18	326,000	325,816
		5,110,365
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,015
2.4% 2/1/19	86,000	86,195
		222,210
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.7%
AbbVie, Inc. 1.75% 11/6/17	$ 1,062,000	$ 1,069,700
Mylan, Inc. 1.35% 11/29/16	160,000	160,723
Perrigo Co. PLC 1.3% 11/8/16 (d)	200,000	200,232
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,030,036
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,993
Zoetis, Inc. 1.875% 2/1/18	596,000	597,675
		3,268,359
TOTAL HEALTH CARE		9,167,902
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	53,549
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	292,929	309,772
6.795% 2/2/20	10,216	10,702
6.9% 7/2/19	85,269	92,406
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	213,759
8.36% 1/20/19	155,679	173,582
		800,221
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	840,000	829,489
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	507,519
TOTAL INDUSTRIALS		2,190,778
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,513,136
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	1,730,000	1,689,053
Hewlett-Packard Co. 2.625% 12/9/14	630,000	639,809
		2,328,862
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 99,000	$ 98,620
6.55% 10/1/17	356,000	413,497
		512,117
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	277,000	284,224
2.875% 12/10/17	493,000	507,186
Xerox Corp.:
2.75% 3/15/19	585,000	592,146
2.95% 3/15/17	1,057,000	1,106,498
4.25% 2/15/15	2,064,000	2,133,020
		4,623,074
TOTAL INFORMATION TECHNOLOGY		8,977,189
MATERIALS - 1.5%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	335,000	332,496
Sherwin-Williams Co. 1.35% 12/15/17	620,000	612,182
		944,678
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	355,035
Metals & Mining - 1.2%
Anglo American Capital PLC 9.375% 4/8/19 (d)	630,000	810,886
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	634,756
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	2,000,000	2,015,726
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,457,178
Vale Overseas Ltd. 6.25% 1/23/17	403,000	451,360
		6,369,906
TOTAL MATERIALS		7,669,619
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,608,521
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,024,600
2.5% 8/15/15	562,000	577,405
British Telecommunications PLC:
1.625% 6/28/16	1,314,000	1,335,723
2.35% 2/14/19	296,000	296,961
CenturyLink, Inc. 6.15% 9/15/19	592,000	636,400
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	964,613
France Telecom SA 2.125% 9/16/15	220,000	224,151
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,317,558
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	611,735
2% 11/1/16	1,279,000	1,311,027
2.5% 9/15/16	1,500,000	1,556,738
3% 4/1/16	621,000	648,479
3.65% 9/14/18	1,215,000	1,294,801
		14,408,712
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,733,318
3.625% 3/30/15	600,000	618,000
Vodafone Group PLC 1.5% 2/19/18	600,000	594,517
		3,945,835
TOTAL TELECOMMUNICATION SERVICES		18,354,547
UTILITIES - 3.3%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	600,106
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	827,120
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,037
Duke Capital LLC 5.668% 8/15/14	357,000	365,126
Duke Energy Corp.:
1.625% 8/15/17	304,000	306,334
2.1% 6/15/18	395,000	399,527
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	56,091
Edison International 3.75% 9/15/17	431,000	462,264
Exelon Corp. 4.9% 6/15/15	415,000	435,921
FirstEnergy Corp. 4.25% 3/15/23	600,000	588,759
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.05% 8/15/21	$ 655,000	$ 722,751
Hydro-Quebec 2% 6/30/16	2,500,000	2,575,730
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	488,262
3.75% 11/15/20	2,000	2,079
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,851,006
6.5% 8/1/18	273,000	325,316
Northeast Utilities 1.45% 5/1/18	153,000	149,719
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,922
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	467,042
		10,940,112
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	148,000	154,633
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,913
Dominion Resources, Inc.:
2.5469% 9/30/66 (f)	651,000	601,250
7.5% 6/30/66 (f)	567,000	615,195
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	544,000	541,814
National Grid PLC 6.3% 8/1/16	248,000	278,269
NiSource Finance Corp.:
3.85% 2/15/23	700,000	697,120
5.25% 9/15/17	402,000	450,284
5.4% 7/15/14	234,000	238,044
5.45% 9/15/20	43,000	48,821
6.4% 3/15/18	230,000	268,877
PG&E Corp. 2.4% 3/1/19	74,000	74,173
Sempra Energy 2.3% 4/1/17	1,435,000	1,474,755
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	464,215
		5,824,730
TOTAL UTILITIES		16,919,475
TOTAL NONCONVERTIBLE BONDS (Cost $333,767,542)		344,954,011
U.S. Government and Government Agency Obligations - 7.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.2%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,015,070
1% 9/29/17	3,158,000	3,151,520
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,166,590
U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes:
0.25% 2/29/16	8,452,000	8,439,457
0.625% 12/15/16 (e)	22,044,000	22,054,340
0.75% 1/15/17	1,748,000	1,753,190
TOTAL U.S. TREASURY OBLIGATIONS		32,246,987
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	860,166
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,200,897)		39,273,743
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.1%
1.85% 10/1/33 (f)	44,800	46,505
1.885% 2/1/33 (f)	28,887	30,019
1.91% 12/1/34 (f)	34,302	35,730
1.91% 3/1/35 (f)	25,715	26,777
1.929% 10/1/33 (f)	16,190	16,752
1.94% 7/1/35 (f)	12,384	12,926
2.045% 10/1/35 (f)	23,928	24,816
2.05% 3/1/35 (f)	5,227	5,386
2.23% 7/1/34 (f)	18,652	19,603
2.303% 6/1/36 (f)	29,694	31,230
2.332% 3/1/35 (f)	18,728	19,862
2.371% 12/1/33 (f)	933,182	986,193
2.377% 7/1/35 (f)	109,564	116,191
2.421% 10/1/33 (f)	35,529	37,649
2.486% 11/1/36 (f)	213,797	227,426
2.516% 7/1/35 (f)	157,313	167,202
2.527% 4/1/35 (f)	540,610	576,446
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.536% 6/1/42 (f)	$ 85,095	$ 87,904
2.602% 5/1/35 (f)	74,321	79,059
2.643% 7/1/37 (f)	45,799	48,719
2.949% 11/1/40 (f)	51,250	53,870
2.959% 9/1/41 (f)	59,304	62,275
3.093% 10/1/41 (f)	38,209	40,198
3.201% 1/1/40 (f)	243,802	258,775
3.224% 7/1/41 (f)	96,028	101,051
3.345% 10/1/41 (f)	52,587	55,701
3.49% 3/1/40 (f)	164,827	172,931
3.55% 7/1/41 (f)	101,869	108,184
3.589% 3/1/40 (f)	236,846	251,945
3.598% 12/1/39 (f)	64,231	67,560
4.5% 3/1/35	53,793	57,810
6% 5/1/16 to 4/1/17	75,220	78,652
6.5% 12/1/14 to 8/1/36	896,968	1,001,467
7% 9/1/18 to 6/1/33	450,369	524,687
7.5% 8/1/17 to 3/1/28	156,614	183,564
8.5% 5/1/21 to 9/1/25	13,602	15,826
9.5% 2/1/25	844	966
10.5% 8/1/20	8,184	9,366
12.5% 4/1/15	1,147	1,188
TOTAL FANNIE MAE		5,642,411
Freddie Mac - 0.6%
2.03% 4/1/35 (f)	327,567	342,839
2.463% 1/1/35 (f)	49,373	52,266
2.877% 3/1/33 (f)	3,445	3,665
3.064% 10/1/35 (f)	40,639	43,229
3.23% 4/1/41 (f)	59,659	62,958
3.249% 9/1/41 (f)	54,849	57,847
3.281% 6/1/41 (f)	77,711	82,157
3.464% 5/1/41 (f)	63,134	67,057
3.567% 4/1/40 (f)	172,992	184,020
3.579% 2/1/40 (f)	294,251	313,010
3.61% 4/1/40 (f)	139,463	148,354
3.622% 6/1/41 (f)	106,969	113,878
3.695% 5/1/41 (f)	89,475	95,168
4.5% 8/1/18	454,649	484,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 3/1/19	$ 798,276	$ 845,868
8.5% 9/1/24 to 8/1/27	35,542	42,990
TOTAL FREDDIE MAC		2,940,076
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	114,171	133,839
7.5% 2/15/28 to 10/15/28	3,832	4,561
8% 6/15/24	98	115
8.5% 10/15/21	30,082	35,164
11% 7/20/19 to 8/20/19	1,963	2,288
TOTAL GINNIE MAE		175,967
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,394,985)		8,758,454
Asset-Backed Securities - 4.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	56,669	50,225
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (f)	43,311	40,193
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,270,418
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,257,316
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,700
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,503,313
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,856
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	921,064
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	716,606
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (f)	6,740	6,077
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	10,238	5,460
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	90,139	89,159
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	4,092	3,789
Series 2004-W11 Class M2, 1.2055% 11/25/34 (f)	63,962	57,924
Series 2004-W7 Class M1, 0.9805% 5/25/34 (f)	185,706	171,187
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	$ 138,469	$ 43,192
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (f)	171,892	160,900
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (f)	3,828	32
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2805% 2/25/35 (f)	427,000	348,890
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	1,390,000	1,390,790
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (d)(f)	17,133	6,810
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	205,465	118,828
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	3,000,000	3,001,692
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (f)	9,741	5,084
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	10,447	8,121
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	35,047	33,020
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (d)	1,000,000	1,000,113
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (f)	4,436	4,096
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	33,155	26,372
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,338,169
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,323,176
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	81,136	66,302
Class M4, 1.1755% 1/25/35 (f)	39,567	15,787
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(f)	335,000	278,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (d)(f)	6,581	6,182
Series 2006-2A:
Class A, 0.3345% 11/15/34 (d)(f)	157,149	144,200
Class B, 0.4345% 11/15/34 (d)(f)	57,019	48,379
Class C, 0.5345% 11/15/34 (d)(f)	94,104	79,282
Class D, 0.9045% 11/15/34 (d)(f)	35,695	29,765
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	54,683	3,882
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (d)(f)	$ 76,695	$ 76,695
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (f)	40,247	38,466
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	45,895	42,988
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	2,817	2,619
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	141,116	69,667
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	261,195
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (f)	25,000	1,240
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	158,823	156,580
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (f)	26,910	26,617
Series 2006-A Class 2C, 1.3959% 3/27/42 (f)	392,000	62,005
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	54,716	415
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,750,000	1,753,275
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (f)	17,118	14,728
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (f)	61,301	52,549
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	70,344	68,474
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	235,632	223,729
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	4,895	4,904
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (f)	69,242	46,062
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	45,571	42,111
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	27,794	13,375
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (f)	162,650	136,356
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	60,741	54,314
Class M4, 1.6055% 9/25/34 (f)	77,891	43,844
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	126,217	103,743
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	582	551
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	$ 280,000	$ 285,372
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,505,764
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	115,551	97,397
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (f)	117,916	101,776
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	5,796	4,046
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	2,472	2,346
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	316,998	71,325
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (d)(f)	203,978	197,247
TOTAL ASSET-BACKED SECURITIES (Cost $22,185,909)		23,338,605
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (d)(f)	55,053	54,972
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (d)(f)	921,175	954,553
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (f)	25,291	24,001
Series 2006-1A:
Class A5, 0.294% 12/20/54 (d)(f)	946,803	936,956
Class C2, 1.354% 12/20/54 (d)(f)	578,000	559,099
Series 2006-2 Class C1, 1.094% 12/20/54 (f)	463,000	437,489
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	128,000	121,856
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	521,000	506,673
Class C1, 0.914% 12/20/54 (f)	319,000	301,040
Class M1, 0.494% 12/20/54 (f)	137,000	130,314
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	258,000	241,798
Class 1M1, 0.454% 12/20/54 (f)	172,000	164,036
Class 2C1, 1.014% 12/20/54 (f)	117,000	110,179
Class 2M1, 0.654% 12/20/54 (f)	222,000	211,455
Series 2007-2 Class 2C1, 1.0145% 12/17/54 (f)	308,000	290,044
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	$ 182,058	$ 181,390
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6866% 1/20/44 (f)	36,767	36,457
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	859,808	854,160
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	46,967	35,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	93,787	85,067
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (d)(f)	73,945	68,030
Class B6, 3.0065% 7/10/35 (d)(f)	123,016	114,537
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	3,195	3,116
TOTAL PRIVATE SPONSOR		6,423,056
U.S. Government Agency - 1.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	659,479	704,477
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	18,091	19,040
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	17,913	18,139
Series 2010-123 Class DL, 3.5% 11/25/25	198,734	206,658
Series 2010-143 Class B, 3.5% 12/25/25	320,634	335,396
Series 2013-40 Class PV, 2% 1/25/26	875,684	890,662
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	60,809	63,595
Series 2363 Class PF, 6% 9/15/16	73,063	76,228
Series 3820 Class DA, 4% 11/15/35	427,727	455,963
Series 4176 Class BA, 3% 2/15/33	576,816	596,206
Series 3777 Class AC, 3.5% 12/15/25	816,887	859,458
Series 3949 Class MK, 4.5% 10/15/34	339,232	365,430
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 805,864	$ 826,815
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	149,786	152,018
TOTAL U.S. GOVERNMENT AGENCY		5,570,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,196,339)		11,993,141
Commercial Mortgage Securities - 8.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	741,539	773,313
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	77,400	2,029
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	95,454	97,861
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	443,393
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	856,393	941,721
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	15,468
Series 2007-3 Class A3, 5.6195% 6/10/49 (f)	358,116	357,967
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (d)(f)	1,080,000	1,081,334
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (d)(f)	5,019	4,046
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (d)(f)	113,143	94,242
Class B1, 1.5555% 1/25/36 (d)(f)	9,336	1,909
Class M1, 0.6055% 1/25/36 (d)(f)	36,498	20,463
Class M2, 0.6255% 1/25/36 (d)(f)	10,949	5,802
Class M3, 0.6555% 1/25/36 (d)(f)	15,991	8,282
Class M4, 0.7655% 1/25/36 (d)(f)	8,844	4,325
Class M5, 0.8055% 1/25/36 (d)(f)	8,844	3,159
Class M6, 0.8555% 1/25/36 (d)(f)	9,393	2,778
Series 2006-3A Class M4, 0.5855% 10/25/36 (d)(f)	9,958	1,891
Series 2007-1 Class A2, 0.4255% 3/25/37 (d)(f)	80,060	55,846
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (d)(f)	$ 79,691	$ 64,390
Class A2, 0.4755% 7/25/37 (d)(f)	74,504	51,052
Class M1, 0.5255% 7/25/37 (d)(f)	26,163	8,350
Class M2, 0.5655% 7/25/37 (d)(f)	14,134	2,252
Class M3, 0.6455% 7/25/37 (d)(f)	14,258	1,271
Class M4, 0.8055% 7/25/37 (d)(f)	13,635	419
Series 2007-3:
Class A2, 0.4455% 7/25/37 (d)(f)	69,503	48,648
Class M1, 0.4655% 7/25/37 (d)(f)	15,418	9,873
Class M2, 0.4955% 7/25/37 (d)(f)	16,542	9,390
Class M3, 0.5255% 7/25/37 (d)(f)	25,519	11,189
Class M4, 0.6555% 7/25/37 (d)(f)	40,377	9,713
Class M5, 0.7555% 7/25/37 (d)(f)	20,988	3,548
Class M6, 0.9555% 7/25/37 (d)(f)	4,920	34
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (d)(f)	31,073	3,659
Class M2, 1.2055% 9/25/37 (d)(f)	31,073	1,984
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	726,016	44,481
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (d)(f)	61,471	60,242
Class F, 0.5045% 3/15/22 (d)(f)	241,475	229,401
Class G, 0.5545% 3/15/22 (d)(f)	62,931	57,897
Class H, 0.7045% 3/15/22 (d)(f)	76,569	68,146
Class J, 0.8545% 3/15/22 (d)(f)	76,569	66,615
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	795,774	869,838
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	903,789	980,238
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	706,982	771,080
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (d)(f)(h)	10,961,909	74,629
Series 2007-T28 Class X2, 0.1573% 9/11/42 (d)(f)(h)	6,730,010	21,671
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (d)(f)	58,265	56,149
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	877,255	981,105
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (d)(f)(h)	461,794	6,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 210,000	$ 214,491
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	1,345,422	1,434,411
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	234,723
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,158,679
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	913,702
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (d)(f)	14,378	14,362
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (d)(f)	75,047	74,667
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	1,169,769	1,275,721
Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	860,810
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,691,137	2,717,680
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	475,244
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	80,979	88,632
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (d)(f)	771,000	727,279
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	15,362	22
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (d)(f)(h)	1,069	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (d)(f)	140,349	139,175
0.4245% 2/15/22 (d)(f)	75,912	74,966
Class F, 0.4745% 2/15/22 (d)(f)	151,805	148,631
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (f)(h)	2,662,153	77
Class B, 5.487% 2/15/40 (d)(f)	330,000	46,032
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (d)(f)	478,564	478,317
Class A2FL, 0.8571% 12/5/31 (d)(f)	630,000	627,240
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,245,409
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.7244% 5/15/33 (d)(f)(h)	$ 44,028	$ 917
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	483,752	519,699
Series 2007-C1 Class XP, 0.1602% 12/10/49 (f)(h)	2,460,240	955
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (d)(f)	81,000	80,439
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,201,568
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (d)(f)(h)	3,203,454	6,224
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (f)	432,961	464,131
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	149,631
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	543,179	594,413
Series 2012-GC6 Class A1, 1.282% 1/10/45	135,030	135,668
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (d)(f)	486,000	486,556
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	110,000	111,701
Class DFX, 4.4065% 11/5/30 (d)	785,000	801,628
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (d)(f)	104,750	102,595
Class C, 0.3645% 11/15/18 (d)(f)	74,630	72,690
Class D, 0.3845% 11/15/18 (d)(f)	20,159	19,232
Class E, 0.4345% 11/15/18 (d)(f)	29,456	28,057
Class F, 0.4845% 11/15/18 (d)(f)	44,014	41,813
Class G, 0.5145% 11/15/18 (d)(f)	38,259	36,251
Class H, 0.6545% 11/15/18 (d)(f)	29,463	27,622
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	12,171	12,157
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,861	461,168
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	179,357	180,427
Class A4, 5.8134% 6/15/49 (f)	29,781	33,213
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	656,740
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	1,020,084	1,117,444
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 18,000	$ 5,788
Class C, 5.7093% 2/12/49 (f)	48,000	10,085
Class D, 5.7093% 2/12/49 (f)	51,000	9,438
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (d)(f)	112,000	5,315
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	632,309	648,390
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	115,828
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,922
Series 2007-C2 Class A3, 5.43% 2/15/40	85,938	95,004
Series 2006-C6 Class A1A, 5.342% 9/15/39 (f)	738,881	808,870
Series 2007-C7 Class XCP, 0.2771% 9/15/45 (f)(h)	12,598,085	31,029
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (d)(f)	22,549	22,383
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	233,076	246,935
Series 2005-LC1 Class F, 5.4207% 1/12/44 (d)(f)	188,000	168,886
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	734,877	805,035
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	10,758	10,731
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	93,014	95,675
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,810
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	2,779,122	14,813
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	51,766
Series 2007-7 Class B, 5.7439% 6/12/50 (f)	19,000	769
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	560,000	577,832
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (d)(f)	40,774	30,682
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (d)(f)	230,618	229,208
Class C, 0.315% 10/15/20 (d)(f)	124,000	120,415
Class D, 0.345% 10/15/20 (d)(f)	76,067	73,487
Class E, 0.405% 10/15/20 (d)(f)	95,138	91,436
Class F, 0.455% 10/15/20 (d)(f)	57,094	54,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class G, 0.495% 10/15/20 (d)(f)	$ 70,577	$ 67,572
Class H, 0.585% 10/15/20 (d)(f)	44,426	40,980
Class J, 0.735% 10/15/20 (d)(f)	25,649	11,091
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	529,205	576,434
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (f)	896,769	971,468
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	110,000	111,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	66,462	71,254
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (d)(f)	518,000	518,536
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	531,020
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (d)(f)	163,161	162,141
Class G, 0.5145% 9/15/21 (d)(f)	202,788	198,732
Class J, 0.7545% 9/15/21 (d)(f)	45,086	39,676
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (d)(f)	526,588	480,454
Class LXR1, 0.8545% 6/15/20 (d)(f)	26,291	24,947
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	410,366	449,316
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	254,645
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	367,000	407,614
Series 2007-C33 Class A5, 5.9216% 2/15/51 (f)	143,000	161,315
Series 2005-C22 Class F, 5.3811% 12/15/44 (d)(f)	360,000	86,405
Series 2006-C23 Class A1A, 5.422% 1/15/45 (f)	881,240	945,643
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	772,919	834,297
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	567,012	620,924
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	447,436	489,135
Series 2007-C30 Class XP, 0.4783% 12/15/43 (d)(f)(h)	1,643,265	351
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	59,000	48,876
Series 2007-C31A Class A2, 5.421% 4/15/47	319,758	319,835
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,295,357
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,212,448)		42,806,729
Municipal Securities - 0.4%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,767,197
Series 2013, 2.69% 12/1/17	500,000	505,330
TOTAL MUNICIPAL SECURITIES (Cost $2,279,059)		2,272,527
Foreign Government and Government Agency Obligations - 1.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	520,000	529,750
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,232,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,072
Ontario Province 1% 7/22/16	3,000,000	3,024,921
Russian Federation 3.5% 1/16/19 (d)	600,000	609,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,639,688)		7,754,743
Fixed-Income Funds - 2.2%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $10,508,076)	101,923	10,965,845
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,477,072)	13,477,072	13,477,072
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $486,862,015)		505,594,870
NET OTHER ASSETS (LIABILITIES) - 0.1%		700,096
NET ASSETS - 100%		$ 506,294,966
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,714	$ (50,346)	$ -	$ (50,346)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,640,230 or 12.8% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,057.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,565
Fidelity Specialized High Income Central Fund	237,271
Total	$ 242,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,240,538	$ -	$ 10,965,845	2.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 344,954,011	$ -	$ 344,954,011	$ -
U.S. Government and Government Agency Obligations	39,273,743	-	39,273,743	-
U.S. Government Agency - Mortgage Securities	8,758,454	-	8,758,454	-
Asset-Backed Securities	23,338,605	-	22,975,984	362,621
Collateralized Mortgage Obligations	11,993,141	-	11,810,574	182,567
Commercial Mortgage Securities	42,806,729	-	42,776,047	30,682
Municipal Securities	2,272,527	-	2,272,527	-
Foreign Government and Government Agency Obligations	7,754,743	-	7,754,743	-
Fixed-Income Funds	10,965,845	10,965,845	-	-
Money Market Funds	13,477,072	13,477,072	-	-
Total Investments in Securities:	$ 505,594,870	$ 24,442,917	$ 480,576,083	$ 575,870
Derivative Instruments:
Liabilities
Swaps	$ (50,346)	$ -	$ (50,346)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (50,346)
Total Value of Derivatives	$ -	$ (50,346)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.2%
United Kingdom	3.8%
Canada	2.9%
Mexico	1.7%
Netherlands	1.4%
France	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $462,876,867)	$ 481,151,953
Fidelity Central Funds (cost $23,985,148)	24,442,917
Total Investments (cost $486,862,015)		$ 505,594,870
Receivable for investments sold		135,220
Receivable for swaps		252
Receivable for fund shares sold		2,575,549
Interest receivable		3,051,384
Distributions receivable from Fidelity Central Funds		936
Prepaid expenses		577
Other receivables		81,426
Total assets		511,440,214

Liabilities
Payable for investments purchased	$ 3,719,565
Payable for fund shares redeemed	863,855
Distributions payable	71,727
Bi-lateral OTC swaps, at value	50,346
Accrued management fee	129,065
Distribution and service plan fees payable	115,790
Other affiliated payables	88,426
Other payables and accrued expenses	106,474
Total liabilities		5,145,248

Net Assets		$ 506,294,966
Net Assets consist of:
Paid in capital		$ 513,876,540
Undistributed net investment income		3,491,164
Accumulated undistributed net realized gain (loss) on investments		(29,755,247)
Net unrealized appreciation (depreciation) on investments		18,682,509
Net Assets		$ 506,294,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,825,266 ÷ 13,251,110 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class T: Net Asset Value and redemption price per share ($197,045,050 ÷ 17,075,040 shares)	$ 11.54

Maximum offering price per share (100/97.25 of $11.54)	$ 11.87
Class B: Net Asset Value and offering price per share ($2,071,830 ÷ 179,861 shares)A	$ 11.52

Class C: Net Asset Value and offering price per share ($50,834,780 ÷ 4,417,697 shares)A	$ 11.51

Limited Term Bond: Net Asset Value, offering price and redemption price per share ($15,288,135 ÷ 1,322,309 shares)	$ 11.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,229,905 ÷ 7,629,634 shares)	$ 11.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 7,338,378
Income from Fidelity Central Funds		242,836
Total income		7,581,214

Expenses
Management fee	$ 770,565
Transfer agent fees	434,946
Distribution and service plan fees	707,519
Accounting fees and expenses	33,253
Fund wide operations fee	63,448
Custodian fees and expenses	3,322
Independent trustees' compensation	1,026
Registration fees	36,548
Audit	15,150
Legal	702
Miscellaneous	1,770
Total expenses before reductions	2,068,249
Expense reductions	(86)	2,068,163
Net investment income (loss)		5,513,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,083,978
Swaps	1,638
Total net realized gain (loss)		2,085,616
Change in net unrealized appreciation (depreciation) on: Investment securities	5,370,731
Swaps	(3,923)
Total change in net unrealized appreciation (depreciation)		5,366,808
Net gain (loss)		7,452,424
Net increase (decrease) in net assets resulting from operations		$ 12,965,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,513,051	$ 12,031,929
Net realized gain (loss)	2,085,616	2,489,218
Change in net unrealized appreciation (depreciation)	5,366,808	(20,810,754)
Net increase (decrease) in net assets resulting from operations	12,965,475	(6,289,607)
Distributions to shareholders from net investment income	(4,236,468)	(10,838,601)
Share transactions - net increase (decrease)	(9,459,322)	(105,901,504)
Total increase (decrease) in net assets	(730,315)	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $3,491,164 and undistributed net investment income of $2,214,581, respectively)	$ 506,294,966	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.129	.243	.289	.344	.416	.435
Net realized and unrealized gain (loss)	.171	(.384)	.215	.163	.793	.149
Total from investment operations	.300	(.141)	.504	.507	1.209	.584
Distributions from net investment income	(.100)	(.219)	(.264)	(.322)	(.372)	(.414)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.100)	(.219)	(.264)	(.337)	(.409)	(.414)
Net asset value, end of period	$ 11.53	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Total Return B, C, D	2.65%	(1.24)%	4.46%	4.59%	11.77%	6.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Net investment income (loss)	2.27% A	2.09%	2.52%	3.06%	3.84%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,825	$ 155,980	$ 192,761	$ 187,442	$ 211,123	$ 195,407
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.131	.246	.292	.348	.420	.440
Net realized and unrealized gain (loss)	.170	(.384)	.225	.153	.803	.139
Total from investment operations	.301	(.138)	.517	.501	1.223	.579
Distributions from net investment income	(.101)	(.222)	(.267)	(.326)	(.376)	(.419)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.101)	(.222)	(.267)	(.341)	(.413)	(.419)
Net asset value, end of period	$ 11.54	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Total Return B, C, D	2.66%	(1.21)%	4.57%	4.53%	11.90%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Net investment income (loss)	2.31% A	2.11%	2.54%	3.09%	3.87%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,045	$ 210,150	$ 265,426	$ 274,215	$ 314,110	$ 290,428
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.089	.159	.206	.264	.339	.369
Net realized and unrealized gain (loss)	.170	(.384)	.225	.154	.794	.150
Total from investment operations	.259	(.225)	.431	.418	1.133	.519
Distributions from net investment income	(.059)	(.135)	(.181)	(.243)	(.296)	(.349)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.059)	(.135)	(.181)	(.258)	(.333)	(.349)
Net asset value, end of period	$ 11.52	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Total Return B, C, D	2.29%	(1.95)%	3.81%	3.77%	11.00%	5.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	1.56% A	1.36%	1.79%	2.35%	3.13%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,072	$ 2,956	$ 5,209	$ 7,018	$ 10,941	$ 11,753
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.085	.155	.204	.262	.338	.364
Net realized and unrealized gain (loss)	.171	(.384)	.225	.154	.794	.150
Total from investment operations	.256	(.229)	.429	.416	1.132	.514
Distributions from net investment income	(.056)	(.131)	(.179)	(.241)	(.295)	(.344)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.056)	(.131)	(.179)	(.256)	(.332)	(.344)
Net asset value, end of period	$ 11.51	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Total Return B, C, D	2.27%	(1.98)%	3.79%	3.76%	11.00%	5.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of fee waivers, if any	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of all reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Net investment income (loss)	1.50% A	1.34%	1.78%	2.33%	3.12%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,835	$ 53,096	$ 65,425	$ 63,435	$ 80,043	$ 63,750
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Bond

Period ended February 28, 2014
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.088
Net realized and unrealized gain (loss)	.087
Total from investment operations	.175
Distributions from net investment income	(.115)
Net asset value, end of period	$ 11.56
Total Return B, C	1.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A
Expenses net of fee waivers, if any	.47% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,288
Portfolio turnover rate F	162% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 1, 2013 (commencement of sale of shares) to February 28, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.145	.273	.319	.373	.447	.468
Net realized and unrealized gain (loss)	.170	(.385)	.213	.163	.802	.139
Total from investment operations	.315	(.112)	.532	.536	1.249	.607
Distributions from net investment income	(.115)	(.248)	(.292)	(.351)	(.402)	(.447)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.115)	(.248)	(.292)	(.366)	(.439)	(.447)
Net asset value, end of period	$ 11.56	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Total Return B, C	2.78%	(.99)%	4.71%	4.85%	12.15%	6.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of all reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Net investment income (loss)	2.54% A	2.34%	2.77%	3.32%	4.11%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,230	$ 84,843	$ 101,234	$ 89,583	$ 95,061	$ 78,372
Portfolio turnover rate F	162% A	112%	129%	108% H	107% H	73% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,747,064
Gross unrealized depreciation	(1,607,539)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,139,525

Tax cost	$ 492,455,345

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,035,518)
2018	(18,759,952)
Total capital loss carryforward	$ (19,795,470)

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,638	$ (3,923)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

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4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $209,684,487 and $119,635,582, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 188,275	$ 10,149
Class T	-%	.25%	253,494	4,010
Class B	.65%	.25%	11,039	8,026
Class C	.75%	.25%	254,711	22,600
			$ 707,519	$ 44,785

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,982
Class T	1,415
Class B*	767
Class C*	2,223
$ 8,387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,509.19
Class T	161,400.16
Class B	3,100.25
Class C	52,057.21
Limited Term Bond	1,625.10
Institutional Class	74,255.18
	$ 434,946

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets. Prior to October 30, 2013 fund level expenses were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

7. Committed Line of Credit - continued

of credit, which amounted to $432 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014 A	Year ended August 31, 2013
From net investment income
Class A	$ 1,310,381	$ 3,416,185
Class T	1,793,247	4,649,662
Class B	12,732	50,015
Class C	249,937	706,392
Limited Term Bond	32,701	-
Institutional Class	837,470	2,016,347
Total	$ 4,236,468	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class A
Shares sold	1,816,551	3,382,108	$ 20,838,156	$ 39,407,410
Reinvestment of distributions	92,845	242,945	1,065,733	2,823,685
Shares redeemed	(2,421,407)	(6,348,635)	(27,729,757)	(73,730,830)
Net increase (decrease)	(512,011)	(2,723,582)	$ (5,825,868)	$ (31,499,735)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class T
Shares sold	1,649,478	4,205,741	$ 18,903,795	$ 49,025,661
Reinvestment of distributions	149,847	382,181	1,721,012	4,443,870
Shares redeemed	(3,256,168)	(8,744,583)	(37,297,047)	(101,596,979)
Net increase (decrease)	(1,456,843)	(4,156,661)	$ (16,672,240)	$ (48,127,448)
Class B
Shares sold	7,338	49,056	$ 84,314	$ 570,544
Reinvestment of distributions	1,019	3,908	11,684	45,419
Shares redeemed	(89,606)	(237,875)	(1,024,104)	(2,760,192)
Net increase (decrease)	(81,249)	(184,911)	$ (928,106)	$ (2,144,229)
Class C
Shares sold	482,145	1,320,059	$ 5,518,578	$ 15,366,936
Reinvestment of distributions	18,314	49,495	209,685	574,119
Shares redeemed	(778,253)	(2,282,064)	(8,889,442)	(26,461,943)
Net increase (decrease)	(277,794)	(912,510)	$ (3,161,179)	$ (10,520,888)
Limited Term Bond
Shares sold	1,446,123	-	$ 16,658,829	$ -
Reinvestment of distributions	2,559	-	29,528	-
Shares redeemed	(126,373)	-	(1,455,184)	-
Net increase (decrease)	1,322,309	-	$ 15,233,173	$ -
Institutional Class
Shares sold	1,716,599	1,454,699	$ 19,751,209	$ 16,961,457
Reinvestment of distributions	64,353	156,981	740,627	1,828,852
Shares redeemed	(1,617,681)	(2,781,312)	(18,596,938)	(32,399,513)
Net increase (decrease)	163,271	(1,169,632)	$ 1,894,898	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund (Formerly Fidelity Advisor Intermediate Bond Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012, and that the total expense ratio of each class would have ranked below median had the new contractual arrangements been in effect during 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-USAN-0414
1.784889.111

Fidelity®

Limited Term Bond

Fund
(A Class of Fidelity Advisor® Limited Term Bond Fund, formerly Fidelity Advisor Intermediate Bond Fund)

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (November 1, 2013 to February 28, 2014) for Limited Term Bond. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value February 28, 2014	Expenses Paid During Period
Class A	.82%
Actual		$ 1,000.00	$ 1,026.50	$ 4.12 C
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11 D
Class T	.79%
Actual		$ 1,000.00	$ 1,026.60	$ 3.97 C
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96 D
Class B	1.54%
Actual		$ 1,000.00	$ 1,022.90	$ 7.72 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Class C	1.59%
Actual		$ 1,000.00	$ 1,022.70	$ 7.97 C
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95 D
Limited Term Bond	.47%
Actual		$ 1,000.00	$ 1,011.80	$ 1.55 C
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36 D
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,027.80	$ 2.82 C
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 120/365 (to reflect the period November 1, 2013 to February 28, 2014) for Limited Term Bond. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations† 10.6%	U.S. Government and U.S. Government Agency Obligations† 31.7%
AAA 10.4%	AAA 10.1%
AA 7.6%	AA 6.2%
A 23.1%	A 17.9%
BBB 39.7%	BBB 29.3%
BB and Below 5.3%	BB and Below 3.7%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	3.3	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	2.9	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 70.1%		Corporate Bonds 52.3%
	U.S. Government and U.S. Government Agency Obligations† 10.6%		U.S. Government and U.S. Government Agency Obligations† 31.7%
	Asset-Backed Securities 4.6%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.6%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	15.8%	** Foreign investments	11.4%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,228,907
1.3% 7/31/15 (d)	1,260,000	1,270,510
1.45% 8/1/16 (d)	1,461,000	1,474,798
1.65% 4/10/15 (d)	620,000	626,417
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	622,765
1.625% 3/22/15 (d)	1,180,000	1,191,927
2.125% 11/20/18 (d)	1,500,000	1,509,714
2.375% 3/22/17 (d)	600,000	620,700
		8,545,738
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,213,134
Household Durables - 0.8%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,020,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,050,000
		4,070,000
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,541,690
5.7% 5/15/18	42,000	48,588
COX Communications, Inc.:
5.5% 10/1/15	199,000	213,286
6.25% 6/1/18 (d)	2,000,000	2,307,620
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,747,882
5.875% 10/1/19	34,000	39,000
Discovery Communications LLC:
3.7% 6/1/15	875,000	907,746
5.05% 6/1/20	322,000	358,514
News America, Inc.:
5.3% 12/15/14	132,000	137,143
6.9% 3/1/19	750,000	911,730
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,460
1.3% 2/23/17	165,000	164,876
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,257,574
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,141,000	$ 1,345,113
8.25% 4/1/19	500,000	629,621
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,828
5.875% 11/15/16	1,685,000	1,897,940
Viacom, Inc.:
3.5% 4/1/17	455,000	484,824
6.125% 10/5/17	679,000	782,350
		17,077,785
TOTAL CONSUMER DISCRETIONARY		30,906,657
CONSUMER STAPLES - 4.7%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,513,254
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	650,000	653,181
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	537,836
Heineken NV 1.4% 10/1/17 (d)	321,000	320,267
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,028,953
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	2,310,000	2,320,621
2.45% 1/15/17 (d)	1,280,000	1,322,451
The Coca-Cola Co. 1.65% 11/1/18	2,000,000	1,999,094
		9,695,657
Food & Staples Retailing - 1.0%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,161
Kroger Co. 0.8042% 10/17/16 (f)	2,000,000	2,002,594
Walgreen Co. 1.8% 9/15/17	2,267,000	2,296,083
		4,677,838
Food Products - 0.8%
Cargill, Inc. 6% 11/27/17 (d)	106,000	122,079
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,218,669
General Mills, Inc. 5.2% 3/17/15	650,000	681,438
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	626,494
William Wrigley Jr. Co. 2% 10/20/17 (d)	428,000	431,351
		4,080,031
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 526,170
9.7% 11/10/18	454,000	603,674
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,632,990
Reynolds American, Inc.:
1.05% 10/30/15	707,000	709,416
6.75% 6/15/17	513,000	593,886
		5,066,136
TOTAL CONSUMER STAPLES		23,519,662
ENERGY - 6.7%
Energy Equipment & Services - 1.1%
Cameron International Corp.:
1.15% 12/15/16	1,250,000	1,251,316
1.6% 4/30/15	468,000	472,873
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	684,699
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	888,031
Nabors Industries, Inc. 2.35% 9/15/16 (d)	257,000	263,163
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,932
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,270
Petrofac Ltd. 3.4% 10/10/18 (d)	1,000,000	1,014,458
		5,457,742
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,269
6.375% 9/15/17	555,000	642,734
Apache Corp. 1.75% 4/15/17	172,000	174,849
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	649,863
DCP Midstream Operating LP 2.5% 12/1/17	292,000	299,400
Devon Energy Corp.:
0.6944% 12/15/15 (f)	1,500,000	1,503,981
1.2% 12/15/16	543,000	544,906
2.25% 12/15/18	484,000	486,579
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	224,496
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,696
Enterprise Products Operating LP 1.25% 8/13/15	480,000	483,764
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,294
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,747,337
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 875,000	$ 918,834
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	891,629
Nexen, Inc. 5.2% 3/10/15	158,000	164,409
Petro-Canada 6.05% 5/15/18	326,000	378,713
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	637,875
5.875% 3/1/18	2,000,000	2,145,000
Petroleos Mexicanos:
3.125% 1/23/19 (d)	77,000	78,733
3.5% 7/18/18	5,000,000	5,187,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,325,830
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	393,187
5.75% 1/15/20	962,000	1,114,947
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	994,173
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	876,475
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,099
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,705
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,103,029
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,237,580
Total Capital International SA 2.125% 1/10/19	2,000,000	2,024,442
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	489,000
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	437,003
Western Gas Partners LP:
2.6% 8/15/18	507,000	510,547
5.375% 6/1/21	600,000	647,783
		28,534,661
TOTAL ENERGY		33,992,403
FINANCIALS - 38.2%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	350,000	353,975
2.375% 1/22/18	4,850,000	4,917,531
2.625% 1/31/19	1,000,000	1,005,722
3.625% 2/7/16	2,000,000	2,100,036
5.95% 1/18/18	1,693,000	1,933,975
6.15% 4/1/18	402,000	463,350
JPMorgan Chase & Co. 1.125% 2/26/16	1,500,000	1,508,907
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 250,000	$ 263,072
6.85% 6/15/17	669,000	764,641
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,275
6.875% 4/25/18	726,000	864,618
Morgan Stanley:
1.75% 2/25/16	3,610,000	3,671,893
2.125% 4/25/18	580,000	583,321
4.75% 3/22/17	2,000,000	2,194,410
5.45% 1/9/17	1,200,000	1,334,831
5.625% 9/23/19	112,000	128,654
5.95% 12/28/17	383,000	439,401
7.3% 5/13/19	603,000	739,380
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,298,813
		24,612,805
Commercial Banks - 12.4%
ABN AMRO Bank NV 2.5% 10/30/18 (d)	2,000,000	2,014,600
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,005,710
1.45% 5/15/18	570,000	560,291
1.875% 10/6/17	620,000	627,316
Bank of America NA:
1.25% 2/14/17	600,000	600,590
5.3% 3/15/17	250,000	277,030
Bank of Montreal 2.5% 1/11/17	640,000	666,980
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (d)	590,000	586,199
2.7% 9/9/18 (d)	500,000	515,463
BNP Paribas 2.375% 9/14/17	3,000,000	3,085,017
BPCE SA:
1.625% 2/10/17	450,000	450,045
1.7% 4/25/16	2,000,000	2,020,000
Capital One Bank NA 2.25% 2/13/19	1,000,000	1,000,459
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,105,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	2,996,382
Credit Suisse AG 6% 2/15/18	1,680,000	1,944,709
Discover Bank 2% 2/21/18	3,200,000	3,196,352
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
2.3% 3/1/19	$ 279,000	$ 279,388
3.625% 1/25/16	361,000	380,069
4.5% 6/1/18	63,000	68,779
5.45% 1/15/17	291,000	323,018
Fifth Third Bank 1.45% 2/28/18	580,000	573,337
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	731,360
HBOS PLC 6.75% 5/21/18 (d)	509,000	579,844
HSBC Bank PLC 1.5% 5/15/18 (d)	1,570,000	1,546,657
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,384
Huntington National Bank:
1.3% 11/20/16	327,000	328,728
2.2% 4/1/19	1,000,000	999,120
Intesa Sanpaolo SpA 2.375% 1/13/17	2,250,000	2,255,488
KeyBank NA 1.65% 2/1/18	397,000	396,699
KeyCorp. 2.3% 12/13/18	2,000,000	2,009,716
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,108,521
Marshall & Ilsley Bank 5% 1/17/17	778,000	845,493
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	932,731
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	858,356
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,578,220
1.3% 10/3/16	510,000	514,752
Regions Bank 7.5% 5/15/18	770,000	916,808
Regions Financial Corp.:
2% 5/15/18	580,000	571,243
5.75% 6/15/15	589,000	622,508
7.75% 11/10/14	6,000	6,293
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,714,903
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,099,686
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	946,884
2.45% 1/10/19	590,000	599,189
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	932,106
3.5% 1/20/17	1,378,000	1,461,023
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,279,472
2.625% 9/10/18	1,200,000	1,240,096
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,011,438
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA:
1.5% 9/26/16	$ 335,000	$ 340,477
2.125% 6/16/17	700,000	716,987
3% 6/6/16	500,000	524,607
Wachovia Bank NA 6% 11/15/17	570,000	660,368
Wachovia Corp. 5.625% 10/15/16	590,000	658,829
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,301,453
2.15% 1/15/19	2,500,000	2,524,217
3.676% 6/15/16	620,000	661,026
		62,968,541
Consumer Finance - 6.7%
American Express Co. 1.55% 5/22/18	1,000,000	989,087
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,406
2.8% 9/19/16	1,599,000	1,673,387
American Honda Finance Corp.:
1.5% 9/11/17 (d)	620,000	623,699
2.125% 10/10/18	500,000	507,357
Capital One Financial Corp.:
1% 11/6/15	620,000	621,729
3.15% 7/15/16	1,605,000	1,685,648
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,165,894
Discover Financial Services 6.45% 6/12/17	399,000	452,252
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	608,356
2.75% 5/15/15	930,000	951,832
2.875% 10/1/18	2,000,000	2,053,126
3% 6/12/17	2,500,000	2,603,235
General Electric Capital Corp.:
1% 1/8/16	727,000	732,835
1.5% 7/12/16	2,200,000	2,237,303
1.6% 11/20/17	1,860,000	1,879,735
1.625% 4/2/18	2,370,000	2,373,252
2.25% 11/9/15	886,000	911,700
2.3% 1/14/19	1,000,000	1,017,536
2.9% 1/9/17	640,000	673,536
2.95% 5/9/16	255,000	267,087
3.35% 10/17/16	610,000	648,539
6.375% 11/15/67 (f)	1,275,000	1,410,469
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC U.S.A., Inc.:
1.625% 1/16/18	$ 543,000	$ 541,682
2.625% 9/24/18	262,000	269,206
Hyundai Capital America:
1.45% 2/6/17 (d)	632,000	631,714
1.625% 10/2/15 (d)	246,000	248,507
2.125% 10/2/17 (d)	224,000	226,386
2.55% 2/6/19 (d)	730,000	734,369
2.875% 8/9/18 (d)	240,000	245,878
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,523,238
		34,033,980
Diversified Financial Services - 6.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	237,992
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,263,409
2% 1/11/18	5,200,000	5,226,879
2.6% 1/15/19	2,495,000	2,525,756
5.75% 12/1/17	1,150,000	1,311,699
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,313,940
BP Capital Markets PLC:
2.248% 11/1/16	620,000	642,190
3.2% 3/11/16	610,000	641,350
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,227,605
1.3% 4/1/16	870,000	874,958
1.3% 11/15/16	767,000	768,999
1.7% 7/25/16	4,000,000	4,054,400
1.75% 5/1/18	870,000	860,674
3.953% 6/15/16	2,310,000	2,456,673
6.125% 5/15/18	12,000	13,903
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,003,857
2.5% 2/13/19	1,250,000	1,261,600
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,065
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,452,089
2.35% 1/28/19	1,000,000	1,004,140
3.15% 7/5/16	600,000	630,652
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,026,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 171,000	$ 181,374
5.15% 3/15/20	252,000	281,524
		34,617,146
Insurance - 3.4%
American International Group, Inc. 5.45% 5/18/17	3,000,000	3,374,574
Aon Corp. 3.5% 9/30/15	1,911,000	1,987,906
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	87,073
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	631,550
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,035,299
5.375% 3/15/17	18,000	20,042
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	599,000	639,989
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,346
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	272,758
5% 6/15/15	175,000	185,014
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,406,188
2.5% 9/29/15 (d)	750,000	772,886
Pacific LifeCorp 6% 2/10/20 (d)	321,000	365,660
Pricoa Global Funding I:
1.15% 11/25/16 (d)	2,000,000	2,003,670
1.6% 5/29/18 (d)	967,000	951,752
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	953,123
Unum Group:
5.625% 9/15/20	737,000	821,313
7.125% 9/30/16	704,000	804,566
		17,108,479
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,852
BRE Properties, Inc. 5.5% 3/15/17	142,000	157,078
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,404,279
7.5% 4/1/17	389,000	452,995
Duke Realty LP:
6.75% 3/15/20	35,000	41,195
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 7,000	$ 8,765
Equity One, Inc.:
6% 9/15/17	509,000	570,518
6.25% 1/15/17	74,000	82,601
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,833
6.2% 1/15/17	94,000	106,112
HCP, Inc. 3.75% 2/1/16	272,000	286,870
Health Care Property Investors, Inc. 6% 1/30/17	750,000	847,200
Health Care REIT, Inc. 2.25% 3/15/18	250,000	252,020
HRPT Properties Trust:
5.75% 11/1/15	211,000	218,752
6.25% 6/15/17	186,000	201,335
6.65% 1/15/18	95,000	104,596
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,026,358
2.2% 2/1/19	462,000	463,834
2.8% 1/30/17	142,000	148,501
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	465,290
		7,039,984
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,053,109
4.25% 7/15/22	277,000	275,933
6.125% 4/15/20	6,000	6,835
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	406,540
6% 4/1/16	124,000	134,992
ERP Operating LP:
5.375% 8/1/16	240,000	264,764
5.75% 6/15/17	1,003,000	1,138,986
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,119,142
5.125% 3/2/15	170,000	177,004
5.5% 12/15/16	2,260,000	2,495,797
6.625% 10/1/17	1,082,000	1,250,203
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,023
4.5% 4/18/22	185,000	187,346
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19	$ 64,000	$ 77,059
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	197,252
5.7% 4/15/17 (d)	405,000	439,423
Reckson Operating Partnership LP 6% 3/31/16	152,000	165,639
Regency Centers LP:
4.95% 4/15/14	92,000	92,424
5.25% 8/1/15	522,000	551,966
5.875% 6/15/17	244,000	273,219
Tanger Properties LP:
6.125% 6/1/20	606,000	709,604
6.15% 11/15/15	615,000	669,805
Ventas Realty LP 1.55% 9/26/16	346,000	349,905
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	393,874
		12,874,844
TOTAL FINANCIALS		193,255,779
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	509,448
Celgene Corp. 2.45% 10/15/15	56,000	57,520
		566,968
Health Care Providers & Services - 1.0%
Aetna, Inc. 1.5% 11/15/17	77,000	76,791
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	298,430
6.3% 8/15/14	546,000	559,787
Express Scripts, Inc. 3.125% 5/15/16	555,000	580,515
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,140,720
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,128,306
WellPoint, Inc. 1.875% 1/15/18	326,000	325,816
		5,110,365
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,015
2.4% 2/1/19	86,000	86,195
		222,210
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.7%
AbbVie, Inc. 1.75% 11/6/17	$ 1,062,000	$ 1,069,700
Mylan, Inc. 1.35% 11/29/16	160,000	160,723
Perrigo Co. PLC 1.3% 11/8/16 (d)	200,000	200,232
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,030,036
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,993
Zoetis, Inc. 1.875% 2/1/18	596,000	597,675
		3,268,359
TOTAL HEALTH CARE		9,167,902
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	53,549
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	292,929	309,772
6.795% 2/2/20	10,216	10,702
6.9% 7/2/19	85,269	92,406
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	213,759
8.36% 1/20/19	155,679	173,582
		800,221
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	840,000	829,489
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	507,519
TOTAL INDUSTRIALS		2,190,778
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,513,136
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	1,730,000	1,689,053
Hewlett-Packard Co. 2.625% 12/9/14	630,000	639,809
		2,328,862
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 99,000	$ 98,620
6.55% 10/1/17	356,000	413,497
		512,117
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	277,000	284,224
2.875% 12/10/17	493,000	507,186
Xerox Corp.:
2.75% 3/15/19	585,000	592,146
2.95% 3/15/17	1,057,000	1,106,498
4.25% 2/15/15	2,064,000	2,133,020
		4,623,074
TOTAL INFORMATION TECHNOLOGY		8,977,189
MATERIALS - 1.5%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	335,000	332,496
Sherwin-Williams Co. 1.35% 12/15/17	620,000	612,182
		944,678
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	355,035
Metals & Mining - 1.2%
Anglo American Capital PLC 9.375% 4/8/19 (d)	630,000	810,886
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	634,756
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	2,000,000	2,015,726
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,457,178
Vale Overseas Ltd. 6.25% 1/23/17	403,000	451,360
		6,369,906
TOTAL MATERIALS		7,669,619
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,608,521
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
2.375% 11/27/18	$ 2,000,000	$ 2,024,600
2.5% 8/15/15	562,000	577,405
British Telecommunications PLC:
1.625% 6/28/16	1,314,000	1,335,723
2.35% 2/14/19	296,000	296,961
CenturyLink, Inc. 6.15% 9/15/19	592,000	636,400
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	964,613
France Telecom SA 2.125% 9/16/15	220,000	224,151
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,317,558
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	611,735
2% 11/1/16	1,279,000	1,311,027
2.5% 9/15/16	1,500,000	1,556,738
3% 4/1/16	621,000	648,479
3.65% 9/14/18	1,215,000	1,294,801
		14,408,712
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,733,318
3.625% 3/30/15	600,000	618,000
Vodafone Group PLC 1.5% 2/19/18	600,000	594,517
		3,945,835
TOTAL TELECOMMUNICATION SERVICES		18,354,547
UTILITIES - 3.3%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	600,106
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	827,120
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,037
Duke Capital LLC 5.668% 8/15/14	357,000	365,126
Duke Energy Corp.:
1.625% 8/15/17	304,000	306,334
2.1% 6/15/18	395,000	399,527
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	56,091
Edison International 3.75% 9/15/17	431,000	462,264
Exelon Corp. 4.9% 6/15/15	415,000	435,921
FirstEnergy Corp. 4.25% 3/15/23	600,000	588,759
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.05% 8/15/21	$ 655,000	$ 722,751
Hydro-Quebec 2% 6/30/16	2,500,000	2,575,730
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	488,262
3.75% 11/15/20	2,000	2,079
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,851,006
6.5% 8/1/18	273,000	325,316
Northeast Utilities 1.45% 5/1/18	153,000	149,719
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	127,922
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	467,042
		10,940,112
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	148,000	154,633
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,913
Dominion Resources, Inc.:
2.5469% 9/30/66 (f)	651,000	601,250
7.5% 6/30/66 (f)	567,000	615,195
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	544,000	541,814
National Grid PLC 6.3% 8/1/16	248,000	278,269
NiSource Finance Corp.:
3.85% 2/15/23	700,000	697,120
5.25% 9/15/17	402,000	450,284
5.4% 7/15/14	234,000	238,044
5.45% 9/15/20	43,000	48,821
6.4% 3/15/18	230,000	268,877
PG&E Corp. 2.4% 3/1/19	74,000	74,173
Sempra Energy 2.3% 4/1/17	1,435,000	1,474,755
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	464,215
		5,824,730
TOTAL UTILITIES		16,919,475
TOTAL NONCONVERTIBLE BONDS (Cost $333,767,542)		344,954,011
U.S. Government and Government Agency Obligations - 7.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.2%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,015,070
1% 9/29/17	3,158,000	3,151,520
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,166,590
U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes:
0.25% 2/29/16	8,452,000	8,439,457
0.625% 12/15/16 (e)	22,044,000	22,054,340
0.75% 1/15/17	1,748,000	1,753,190
TOTAL U.S. TREASURY OBLIGATIONS		32,246,987
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	860,166
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,200,897)		39,273,743
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.1%
1.85% 10/1/33 (f)	44,800	46,505
1.885% 2/1/33 (f)	28,887	30,019
1.91% 12/1/34 (f)	34,302	35,730
1.91% 3/1/35 (f)	25,715	26,777
1.929% 10/1/33 (f)	16,190	16,752
1.94% 7/1/35 (f)	12,384	12,926
2.045% 10/1/35 (f)	23,928	24,816
2.05% 3/1/35 (f)	5,227	5,386
2.23% 7/1/34 (f)	18,652	19,603
2.303% 6/1/36 (f)	29,694	31,230
2.332% 3/1/35 (f)	18,728	19,862
2.371% 12/1/33 (f)	933,182	986,193
2.377% 7/1/35 (f)	109,564	116,191
2.421% 10/1/33 (f)	35,529	37,649
2.486% 11/1/36 (f)	213,797	227,426
2.516% 7/1/35 (f)	157,313	167,202
2.527% 4/1/35 (f)	540,610	576,446
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.536% 6/1/42 (f)	$ 85,095	$ 87,904
2.602% 5/1/35 (f)	74,321	79,059
2.643% 7/1/37 (f)	45,799	48,719
2.949% 11/1/40 (f)	51,250	53,870
2.959% 9/1/41 (f)	59,304	62,275
3.093% 10/1/41 (f)	38,209	40,198
3.201% 1/1/40 (f)	243,802	258,775
3.224% 7/1/41 (f)	96,028	101,051
3.345% 10/1/41 (f)	52,587	55,701
3.49% 3/1/40 (f)	164,827	172,931
3.55% 7/1/41 (f)	101,869	108,184
3.589% 3/1/40 (f)	236,846	251,945
3.598% 12/1/39 (f)	64,231	67,560
4.5% 3/1/35	53,793	57,810
6% 5/1/16 to 4/1/17	75,220	78,652
6.5% 12/1/14 to 8/1/36	896,968	1,001,467
7% 9/1/18 to 6/1/33	450,369	524,687
7.5% 8/1/17 to 3/1/28	156,614	183,564
8.5% 5/1/21 to 9/1/25	13,602	15,826
9.5% 2/1/25	844	966
10.5% 8/1/20	8,184	9,366
12.5% 4/1/15	1,147	1,188
TOTAL FANNIE MAE		5,642,411
Freddie Mac - 0.6%
2.03% 4/1/35 (f)	327,567	342,839
2.463% 1/1/35 (f)	49,373	52,266
2.877% 3/1/33 (f)	3,445	3,665
3.064% 10/1/35 (f)	40,639	43,229
3.23% 4/1/41 (f)	59,659	62,958
3.249% 9/1/41 (f)	54,849	57,847
3.281% 6/1/41 (f)	77,711	82,157
3.464% 5/1/41 (f)	63,134	67,057
3.567% 4/1/40 (f)	172,992	184,020
3.579% 2/1/40 (f)	294,251	313,010
3.61% 4/1/40 (f)	139,463	148,354
3.622% 6/1/41 (f)	106,969	113,878
3.695% 5/1/41 (f)	89,475	95,168
4.5% 8/1/18	454,649	484,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 3/1/19	$ 798,276	$ 845,868
8.5% 9/1/24 to 8/1/27	35,542	42,990
TOTAL FREDDIE MAC		2,940,076
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	114,171	133,839
7.5% 2/15/28 to 10/15/28	3,832	4,561
8% 6/15/24	98	115
8.5% 10/15/21	30,082	35,164
11% 7/20/19 to 8/20/19	1,963	2,288
TOTAL GINNIE MAE		175,967
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,394,985)		8,758,454
Asset-Backed Securities - 4.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	56,669	50,225
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (f)	43,311	40,193
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,270,418
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,257,316
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,700
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,503,313
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,856
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	921,064
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	716,606
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (f)	6,740	6,077
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	10,238	5,460
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	90,139	89,159
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	4,092	3,789
Series 2004-W11 Class M2, 1.2055% 11/25/34 (f)	63,962	57,924
Series 2004-W7 Class M1, 0.9805% 5/25/34 (f)	185,706	171,187
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	$ 138,469	$ 43,192
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (f)	171,892	160,900
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (f)	3,828	32
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2805% 2/25/35 (f)	427,000	348,890
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	1,390,000	1,390,790
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (d)(f)	17,133	6,810
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	205,465	118,828
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	3,000,000	3,001,692
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (f)	9,741	5,084
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	10,447	8,121
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	35,047	33,020
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (d)	1,000,000	1,000,113
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (f)	4,436	4,096
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	33,155	26,372
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,338,169
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,323,176
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	81,136	66,302
Class M4, 1.1755% 1/25/35 (f)	39,567	15,787
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(f)	335,000	278,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (d)(f)	6,581	6,182
Series 2006-2A:
Class A, 0.3345% 11/15/34 (d)(f)	157,149	144,200
Class B, 0.4345% 11/15/34 (d)(f)	57,019	48,379
Class C, 0.5345% 11/15/34 (d)(f)	94,104	79,282
Class D, 0.9045% 11/15/34 (d)(f)	35,695	29,765
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	54,683	3,882
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (d)(f)	$ 76,695	$ 76,695
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (f)	40,247	38,466
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	45,895	42,988
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	2,817	2,619
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	141,116	69,667
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	261,195
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (f)	25,000	1,240
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	158,823	156,580
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (f)	26,910	26,617
Series 2006-A Class 2C, 1.3959% 3/27/42 (f)	392,000	62,005
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	54,716	415
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,750,000	1,753,275
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (f)	17,118	14,728
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (f)	61,301	52,549
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	70,344	68,474
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	235,632	223,729
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	4,895	4,904
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (f)	69,242	46,062
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	45,571	42,111
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	27,794	13,375
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (f)	162,650	136,356
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	60,741	54,314
Class M4, 1.6055% 9/25/34 (f)	77,891	43,844
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	126,217	103,743
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	582	551
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	$ 280,000	$ 285,372
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,505,764
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	115,551	97,397
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (f)	117,916	101,776
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	5,796	4,046
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	2,472	2,346
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	316,998	71,325
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (d)(f)	203,978	197,247
TOTAL ASSET-BACKED SECURITIES (Cost $22,185,909)		23,338,605
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (d)(f)	55,053	54,972
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6365% 5/27/35 (d)(f)	921,175	954,553
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (f)	25,291	24,001
Series 2006-1A:
Class A5, 0.294% 12/20/54 (d)(f)	946,803	936,956
Class C2, 1.354% 12/20/54 (d)(f)	578,000	559,099
Series 2006-2 Class C1, 1.094% 12/20/54 (f)	463,000	437,489
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	128,000	121,856
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	521,000	506,673
Class C1, 0.914% 12/20/54 (f)	319,000	301,040
Class M1, 0.494% 12/20/54 (f)	137,000	130,314
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	258,000	241,798
Class 1M1, 0.454% 12/20/54 (f)	172,000	164,036
Class 2C1, 1.014% 12/20/54 (f)	117,000	110,179
Class 2M1, 0.654% 12/20/54 (f)	222,000	211,455
Series 2007-2 Class 2C1, 1.0145% 12/17/54 (f)	308,000	290,044
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	$ 182,058	$ 181,390
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6866% 1/20/44 (f)	36,767	36,457
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	859,808	854,160
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	46,967	35,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	93,787	85,067
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (d)(f)	73,945	68,030
Class B6, 3.0065% 7/10/35 (d)(f)	123,016	114,537
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	3,195	3,116
TOTAL PRIVATE SPONSOR		6,423,056
U.S. Government Agency - 1.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	659,479	704,477
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	18,091	19,040
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	17,913	18,139
Series 2010-123 Class DL, 3.5% 11/25/25	198,734	206,658
Series 2010-143 Class B, 3.5% 12/25/25	320,634	335,396
Series 2013-40 Class PV, 2% 1/25/26	875,684	890,662
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	60,809	63,595
Series 2363 Class PF, 6% 9/15/16	73,063	76,228
Series 3820 Class DA, 4% 11/15/35	427,727	455,963
Series 4176 Class BA, 3% 2/15/33	576,816	596,206
Series 3777 Class AC, 3.5% 12/15/25	816,887	859,458
Series 3949 Class MK, 4.5% 10/15/34	339,232	365,430
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37	$ 805,864	$ 826,815
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	149,786	152,018
TOTAL U.S. GOVERNMENT AGENCY		5,570,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,196,339)		11,993,141
Commercial Mortgage Securities - 8.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	741,539	773,313
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	77,400	2,029
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	95,454	97,861
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	443,393
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	856,393	941,721
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	15,468
Series 2007-3 Class A3, 5.6195% 6/10/49 (f)	358,116	357,967
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (d)(f)	1,080,000	1,081,334
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (d)(f)	5,019	4,046
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (d)(f)	113,143	94,242
Class B1, 1.5555% 1/25/36 (d)(f)	9,336	1,909
Class M1, 0.6055% 1/25/36 (d)(f)	36,498	20,463
Class M2, 0.6255% 1/25/36 (d)(f)	10,949	5,802
Class M3, 0.6555% 1/25/36 (d)(f)	15,991	8,282
Class M4, 0.7655% 1/25/36 (d)(f)	8,844	4,325
Class M5, 0.8055% 1/25/36 (d)(f)	8,844	3,159
Class M6, 0.8555% 1/25/36 (d)(f)	9,393	2,778
Series 2006-3A Class M4, 0.5855% 10/25/36 (d)(f)	9,958	1,891
Series 2007-1 Class A2, 0.4255% 3/25/37 (d)(f)	80,060	55,846
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (d)(f)	$ 79,691	$ 64,390
Class A2, 0.4755% 7/25/37 (d)(f)	74,504	51,052
Class M1, 0.5255% 7/25/37 (d)(f)	26,163	8,350
Class M2, 0.5655% 7/25/37 (d)(f)	14,134	2,252
Class M3, 0.6455% 7/25/37 (d)(f)	14,258	1,271
Class M4, 0.8055% 7/25/37 (d)(f)	13,635	419
Series 2007-3:
Class A2, 0.4455% 7/25/37 (d)(f)	69,503	48,648
Class M1, 0.4655% 7/25/37 (d)(f)	15,418	9,873
Class M2, 0.4955% 7/25/37 (d)(f)	16,542	9,390
Class M3, 0.5255% 7/25/37 (d)(f)	25,519	11,189
Class M4, 0.6555% 7/25/37 (d)(f)	40,377	9,713
Class M5, 0.7555% 7/25/37 (d)(f)	20,988	3,548
Class M6, 0.9555% 7/25/37 (d)(f)	4,920	34
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (d)(f)	31,073	3,659
Class M2, 1.2055% 9/25/37 (d)(f)	31,073	1,984
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	726,016	44,481
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (d)(f)	61,471	60,242
Class F, 0.5045% 3/15/22 (d)(f)	241,475	229,401
Class G, 0.5545% 3/15/22 (d)(f)	62,931	57,897
Class H, 0.7045% 3/15/22 (d)(f)	76,569	68,146
Class J, 0.8545% 3/15/22 (d)(f)	76,569	66,615
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	795,774	869,838
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	903,789	980,238
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	706,982	771,080
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (d)(f)(h)	10,961,909	74,629
Series 2007-T28 Class X2, 0.1573% 9/11/42 (d)(f)(h)	6,730,010	21,671
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (d)(f)	58,265	56,149
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	877,255	981,105
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (d)(f)(h)	461,794	6,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 210,000	$ 214,491
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	1,345,422	1,434,411
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	234,723
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,158,679
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	913,702
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (d)(f)	14,378	14,362
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (d)(f)	75,047	74,667
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	1,169,769	1,275,721
Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	860,810
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,691,137	2,717,680
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	475,244
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	80,979	88,632
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (d)(f)	771,000	727,279
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	15,362	22
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (d)(f)(h)	1,069	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (d)(f)	140,349	139,175
0.4245% 2/15/22 (d)(f)	75,912	74,966
Class F, 0.4745% 2/15/22 (d)(f)	151,805	148,631
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (f)(h)	2,662,153	77
Class B, 5.487% 2/15/40 (d)(f)	330,000	46,032
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (d)(f)	478,564	478,317
Class A2FL, 0.8571% 12/5/31 (d)(f)	630,000	627,240
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,245,409
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-1 Class X1, 1.7244% 5/15/33 (d)(f)(h)	$ 44,028	$ 917
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	483,752	519,699
Series 2007-C1 Class XP, 0.1602% 12/10/49 (f)(h)	2,460,240	955
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (d)(f)	81,000	80,439
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,201,568
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (d)(f)(h)	3,203,454	6,224
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (f)	432,961	464,131
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	149,631
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	543,179	594,413
Series 2012-GC6 Class A1, 1.282% 1/10/45	135,030	135,668
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (d)(f)	486,000	486,556
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	110,000	111,701
Class DFX, 4.4065% 11/5/30 (d)	785,000	801,628
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (d)(f)	104,750	102,595
Class C, 0.3645% 11/15/18 (d)(f)	74,630	72,690
Class D, 0.3845% 11/15/18 (d)(f)	20,159	19,232
Class E, 0.4345% 11/15/18 (d)(f)	29,456	28,057
Class F, 0.4845% 11/15/18 (d)(f)	44,014	41,813
Class G, 0.5145% 11/15/18 (d)(f)	38,259	36,251
Class H, 0.6545% 11/15/18 (d)(f)	29,463	27,622
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	12,171	12,157
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,861	461,168
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	179,357	180,427
Class A4, 5.8134% 6/15/49 (f)	29,781	33,213
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	656,740
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	1,020,084	1,117,444
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 18,000	$ 5,788
Class C, 5.7093% 2/12/49 (f)	48,000	10,085
Class D, 5.7093% 2/12/49 (f)	51,000	9,438
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (d)(f)	112,000	5,315
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	632,309	648,390
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	115,828
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,922
Series 2007-C2 Class A3, 5.43% 2/15/40	85,938	95,004
Series 2006-C6 Class A1A, 5.342% 9/15/39 (f)	738,881	808,870
Series 2007-C7 Class XCP, 0.2771% 9/15/45 (f)(h)	12,598,085	31,029
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (d)(f)	22,549	22,383
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	233,076	246,935
Series 2005-LC1 Class F, 5.4207% 1/12/44 (d)(f)	188,000	168,886
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	734,877	805,035
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	10,758	10,731
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	93,014	95,675
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,810
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	2,779,122	14,813
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	51,766
Series 2007-7 Class B, 5.7439% 6/12/50 (f)	19,000	769
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	560,000	577,832
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (d)(f)	40,774	30,682
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (d)(f)	230,618	229,208
Class C, 0.315% 10/15/20 (d)(f)	124,000	120,415
Class D, 0.345% 10/15/20 (d)(f)	76,067	73,487
Class E, 0.405% 10/15/20 (d)(f)	95,138	91,436
Class F, 0.455% 10/15/20 (d)(f)	57,094	54,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class G, 0.495% 10/15/20 (d)(f)	$ 70,577	$ 67,572
Class H, 0.585% 10/15/20 (d)(f)	44,426	40,980
Class J, 0.735% 10/15/20 (d)(f)	25,649	11,091
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	529,205	576,434
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (f)	896,769	971,468
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	110,000	111,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	66,462	71,254
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (d)(f)	518,000	518,536
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	531,020
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (d)(f)	163,161	162,141
Class G, 0.5145% 9/15/21 (d)(f)	202,788	198,732
Class J, 0.7545% 9/15/21 (d)(f)	45,086	39,676
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (d)(f)	526,588	480,454
Class LXR1, 0.8545% 6/15/20 (d)(f)	26,291	24,947
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	410,366	449,316
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	254,645
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	367,000	407,614
Series 2007-C33 Class A5, 5.9216% 2/15/51 (f)	143,000	161,315
Series 2005-C22 Class F, 5.3811% 12/15/44 (d)(f)	360,000	86,405
Series 2006-C23 Class A1A, 5.422% 1/15/45 (f)	881,240	945,643
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	772,919	834,297
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	567,012	620,924
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	447,436	489,135
Series 2007-C30 Class XP, 0.4783% 12/15/43 (d)(f)(h)	1,643,265	351
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	59,000	48,876
Series 2007-C31A Class A2, 5.421% 4/15/47	319,758	319,835
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,295,357
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,212,448)		42,806,729
Municipal Securities - 0.4%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	$ 1,575,000	$ 1,767,197
Series 2013, 2.69% 12/1/17	500,000	505,330
TOTAL MUNICIPAL SECURITIES (Cost $2,279,059)		2,272,527
Foreign Government and Government Agency Obligations - 1.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	520,000	529,750
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,232,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,359,072
Ontario Province 1% 7/22/16	3,000,000	3,024,921
Russian Federation 3.5% 1/16/19 (d)	600,000	609,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,639,688)		7,754,743
Fixed-Income Funds - 2.2%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $10,508,076)	101,923	10,965,845
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,477,072)	13,477,072	13,477,072
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $486,862,015)		505,594,870
NET OTHER ASSETS (LIABILITIES) - 0.1%		700,096
NET ASSETS - 100%		$ 506,294,966
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,714	$ (50,346)	$ -	$ (50,346)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,640,230 or 12.8% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,057.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,565
Fidelity Specialized High Income Central Fund	237,271
Total	$ 242,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,240,538	$ -	$ 10,965,845	2.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 344,954,011	$ -	$ 344,954,011	$ -
U.S. Government and Government Agency Obligations	39,273,743	-	39,273,743	-
U.S. Government Agency - Mortgage Securities	8,758,454	-	8,758,454	-
Asset-Backed Securities	23,338,605	-	22,975,984	362,621
Collateralized Mortgage Obligations	11,993,141	-	11,810,574	182,567
Commercial Mortgage Securities	42,806,729	-	42,776,047	30,682
Municipal Securities	2,272,527	-	2,272,527	-
Foreign Government and Government Agency Obligations	7,754,743	-	7,754,743	-
Fixed-Income Funds	10,965,845	10,965,845	-	-
Money Market Funds	13,477,072	13,477,072	-	-
Total Investments in Securities:	$ 505,594,870	$ 24,442,917	$ 480,576,083	$ 575,870
Derivative Instruments:
Liabilities
Swaps	$ (50,346)	$ -	$ (50,346)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (50,346)
Total Value of Derivatives	$ -	$ (50,346)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.2%
United Kingdom	3.8%
Canada	2.9%
Mexico	1.7%
Netherlands	1.4%
France	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $462,876,867)	$ 481,151,953
Fidelity Central Funds (cost $23,985,148)	24,442,917
Total Investments (cost $486,862,015)		$ 505,594,870
Receivable for investments sold		135,220
Receivable for swaps		252
Receivable for fund shares sold		2,575,549
Interest receivable		3,051,384
Distributions receivable from Fidelity Central Funds		936
Prepaid expenses		577
Other receivables		81,426
Total assets		511,440,214

Liabilities
Payable for investments purchased	$ 3,719,565
Payable for fund shares redeemed	863,855
Distributions payable	71,727
Bi-lateral OTC swaps, at value	50,346
Accrued management fee	129,065
Distribution and service plan fees payable	115,790
Other affiliated payables	88,426
Other payables and accrued expenses	106,474
Total liabilities		5,145,248

Net Assets		$ 506,294,966
Net Assets consist of:
Paid in capital		$ 513,876,540
Undistributed net investment income		3,491,164
Accumulated undistributed net realized gain (loss) on investments		(29,755,247)
Net unrealized appreciation (depreciation) on investments		18,682,509
Net Assets		$ 506,294,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,825,266 ÷ 13,251,110 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class T: Net Asset Value and redemption price per share ($197,045,050 ÷ 17,075,040 shares)	$ 11.54

Maximum offering price per share (100/97.25 of $11.54)	$ 11.87
Class B: Net Asset Value and offering price per share ($2,071,830 ÷ 179,861 shares)A	$ 11.52

Class C: Net Asset Value and offering price per share ($50,834,780 ÷ 4,417,697 shares)A	$ 11.51

Limited Term Bond: Net Asset Value, offering price and redemption price per share ($15,288,135 ÷ 1,322,309 shares)	$ 11.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,229,905 ÷ 7,629,634 shares)	$ 11.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 7,338,378
Income from Fidelity Central Funds		242,836
Total income		7,581,214

Expenses
Management fee	$ 770,565
Transfer agent fees	434,946
Distribution and service plan fees	707,519
Accounting fees and expenses	33,253
Fund wide operations fee	63,448
Custodian fees and expenses	3,322
Independent trustees' compensation	1,026
Registration fees	36,548
Audit	15,150
Legal	702
Miscellaneous	1,770
Total expenses before reductions	2,068,249
Expense reductions	(86)	2,068,163
Net investment income (loss)		5,513,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,083,978
Swaps	1,638
Total net realized gain (loss)		2,085,616
Change in net unrealized appreciation (depreciation) on: Investment securities	5,370,731
Swaps	(3,923)
Total change in net unrealized appreciation (depreciation)		5,366,808
Net gain (loss)		7,452,424
Net increase (decrease) in net assets resulting from operations		$ 12,965,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,513,051	$ 12,031,929
Net realized gain (loss)	2,085,616	2,489,218
Change in net unrealized appreciation (depreciation)	5,366,808	(20,810,754)
Net increase (decrease) in net assets resulting from operations	12,965,475	(6,289,607)
Distributions to shareholders from net investment income	(4,236,468)	(10,838,601)
Share transactions - net increase (decrease)	(9,459,322)	(105,901,504)
Total increase (decrease) in net assets	(730,315)	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $3,491,164 and undistributed net investment income of $2,214,581, respectively)	$ 506,294,966	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.129	.243	.289	.344	.416	.435
Net realized and unrealized gain (loss)	.171	(.384)	.215	.163	.793	.149
Total from investment operations	.300	(.141)	.504	.507	1.209	.584
Distributions from net investment income	(.100)	(.219)	(.264)	(.322)	(.372)	(.414)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.100)	(.219)	(.264)	(.337)	(.409)	(.414)
Net asset value, end of period	$ 11.53	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Total Return B, C, D	2.65%	(1.24)%	4.46%	4.59%	11.77%	6.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.83%	.85%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.83%	.85%	.87%
Net investment income (loss)	2.27% A	2.09%	2.52%	3.06%	3.84%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,825	$ 155,980	$ 192,761	$ 187,442	$ 211,123	$ 195,407
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.131	.246	.292	.348	.420	.440
Net realized and unrealized gain (loss)	.170	(.384)	.225	.153	.803	.139
Total from investment operations	.301	(.138)	.517	.501	1.223	.579
Distributions from net investment income	(.101)	(.222)	(.267)	(.326)	(.376)	(.419)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.101)	(.222)	(.267)	(.341)	(.413)	(.419)
Net asset value, end of period	$ 11.54	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Total Return B, C, D	2.66%	(1.21)%	4.57%	4.53%	11.90%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.79% A	.80%	.80%	.80%	.81%	.82%
Net investment income (loss)	2.31% A	2.11%	2.54%	3.09%	3.87%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,045	$ 210,150	$ 265,426	$ 274,215	$ 314,110	$ 290,428
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.089	.159	.206	.264	.339	.369
Net realized and unrealized gain (loss)	.170	(.384)	.225	.154	.794	.150
Total from investment operations	.259	(.225)	.431	.418	1.133	.519
Distributions from net investment income	(.059)	(.135)	(.181)	(.243)	(.296)	(.349)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.059)	(.135)	(.181)	(.258)	(.333)	(.349)
Net asset value, end of period	$ 11.52	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Total Return B, C, D	2.29%	(1.95)%	3.81%	3.77%	11.00%	5.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	1.56% A	1.36%	1.79%	2.35%	3.13%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,072	$ 2,956	$ 5,209	$ 7,018	$ 10,941	$ 11,753
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.085	.155	.204	.262	.338	.364
Net realized and unrealized gain (loss)	.171	(.384)	.225	.154	.794	.150
Total from investment operations	.256	(.229)	.429	.416	1.132	.514
Distributions from net investment income	(.056)	(.131)	(.179)	(.241)	(.295)	(.344)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.056)	(.131)	(.179)	(.256)	(.332)	(.344)
Net asset value, end of period	$ 11.51	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Total Return B, C, D	2.27%	(1.98)%	3.79%	3.76%	11.00%	5.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of fee waivers, if any	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of all reductions	1.59% A	1.58%	1.57%	1.56%	1.56%	1.59%
Net investment income (loss)	1.50% A	1.34%	1.78%	2.33%	3.12%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,835	$ 53,096	$ 65,425	$ 63,435	$ 80,043	$ 63,750
Portfolio turnover rate G	162% A	112%	129%	108% I	107% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Bond

Period ended February 28, 2014
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.088
Net realized and unrealized gain (loss)	.087
Total from investment operations	.175
Distributions from net investment income	(.115)
Net asset value, end of period	$ 11.56
Total Return B, C	1.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A
Expenses net of fee waivers, if any	.47% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,288
Portfolio turnover rate F	162% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 1, 2013 (commencement of sale of shares) to February 28, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.145	.273	.319	.373	.447	.468
Net realized and unrealized gain (loss)	.170	(.385)	.213	.163	.802	.139
Total from investment operations	.315	(.112)	.532	.536	1.249	.607
Distributions from net investment income	(.115)	(.248)	(.292)	(.351)	(.402)	(.447)
Distributions from net realized gain	-	-	-	(.015)	(.037)	-
Total distributions	(.115)	(.248)	(.292)	(.366)	(.439)	(.447)
Net asset value, end of period	$ 11.56	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Total Return B, C	2.78%	(.99)%	4.71%	4.85%	12.15%	6.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.58%	.57%	.54%
Expenses net of all reductions	.56% A	.57%	.58%	.58%	.57%	.54%
Net investment income (loss)	2.54% A	2.34%	2.77%	3.32%	4.11%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,230	$ 84,843	$ 101,234	$ 89,583	$ 95,061	$ 78,372
Portfolio turnover rate F	162% A	112%	129%	108% H	107% H	73% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,747,064
Gross unrealized depreciation	(1,607,539)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,139,525

Tax cost	$ 492,455,345

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,035,518)
2018	(18,759,952)
Total capital loss carryforward	$ (19,795,470)

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 1,638	$ (3,923)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

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4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $209,684,487 and $119,635,582, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 188,275	$ 10,149
Class T	-%	.25%	253,494	4,010
Class B	.65%	.25%	11,039	8,026
Class C	.75%	.25%	254,711	22,600
			$ 707,519	$ 44,785

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,982
Class T	1,415
Class B*	767
Class C*	2,223
$ 8,387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,509.19
Class T	161,400.16
Class B	3,100.25
Class C	52,057.21
Limited Term Bond	1,625.10
Institutional Class	74,255.18
	$ 434,946

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets. Prior to October 30, 2013 fund level expenses were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

7. Committed Line of Credit - continued

of credit, which amounted to $432 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014 A	Year ended August 31, 2013
From net investment income
Class A	$ 1,310,381	$ 3,416,185
Class T	1,793,247	4,649,662
Class B	12,732	50,015
Class C	249,937	706,392
Limited Term Bond	32,701	-
Institutional Class	837,470	2,016,347
Total	$ 4,236,468	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class A
Shares sold	1,816,551	3,382,108	$ 20,838,156	$ 39,407,410
Reinvestment of distributions	92,845	242,945	1,065,733	2,823,685
Shares redeemed	(2,421,407)	(6,348,635)	(27,729,757)	(73,730,830)
Net increase (decrease)	(512,011)	(2,723,582)	$ (5,825,868)	$ (31,499,735)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014 A	Year ended August 31, 2013	Six months ended February 28, 2014 A	Year ended August 31, 2013
Class T
Shares sold	1,649,478	4,205,741	$ 18,903,795	$ 49,025,661
Reinvestment of distributions	149,847	382,181	1,721,012	4,443,870
Shares redeemed	(3,256,168)	(8,744,583)	(37,297,047)	(101,596,979)
Net increase (decrease)	(1,456,843)	(4,156,661)	$ (16,672,240)	$ (48,127,448)
Class B
Shares sold	7,338	49,056	$ 84,314	$ 570,544
Reinvestment of distributions	1,019	3,908	11,684	45,419
Shares redeemed	(89,606)	(237,875)	(1,024,104)	(2,760,192)
Net increase (decrease)	(81,249)	(184,911)	$ (928,106)	$ (2,144,229)
Class C
Shares sold	482,145	1,320,059	$ 5,518,578	$ 15,366,936
Reinvestment of distributions	18,314	49,495	209,685	574,119
Shares redeemed	(778,253)	(2,282,064)	(8,889,442)	(26,461,943)
Net increase (decrease)	(277,794)	(912,510)	$ (3,161,179)	$ (10,520,888)
Limited Term Bond
Shares sold	1,446,123	-	$ 16,658,829	$ -
Reinvestment of distributions	2,559	-	29,528	-
Shares redeemed	(126,373)	-	(1,455,184)	-
Net increase (decrease)	1,322,309	-	$ 15,233,173	$ -
Institutional Class
Shares sold	1,716,599	1,454,699	$ 19,751,209	$ 16,961,457
Reinvestment of distributions	64,353	156,981	740,627	1,828,852
Shares redeemed	(1,617,681)	(2,781,312)	(18,596,938)	(32,399,513)
Net increase (decrease)	163,271	(1,169,632)	$ 1,894,898	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to February 28, 2014.

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund (Formerly Fidelity Advisor Intermediate Bond Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. Furthermore, the Board considered that, in connection with approving certain changes to reposition the fund and authorizing a new retail class in July 2013, it had approved changes to the fund's contractual arrangements (effective October 30, 2013) that have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012, and that the total expense ratio of each class would have ranked below median had the new contractual arrangements been in effect during 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BTL-USAN-0414
1.9584917.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014